TCW GALILEO FUNDS
OCTOBER 31, 2000


                          ANNUAL REPORT
                          U.S. EQUITIES




              AGGRESSIVE GROWTH EQUITIES



                   CONVERTIBLE SECURITIES



                        EARNINGS MOMENTUM



                              LARGE CAP GROWTH



                                   LARGE CAP VALUE



                                        SELECT EQUITIES



                                             SMALL CAP GROWTH



                                                SMALL CAP VALUE



                                                  VALUE OPPORTUNITIES


                                    [LOGO] TCW-TM- GALILEO FUNDS INC.
                                           --------------------------
                                           THE POWER OF INDEPENDENT THINKING-TM-

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TCW GALILEO FUNDS, INC.
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U.S. EQUITIES
TABLE OF CONTENTS                                               OCTOBER 31, 2000

Letter to Shareholders............................   1

Management Discussions............................   2

Schedules of Investments:

  TCW Galileo Aggressive Growth Equities Fund.....  23

  TCW Galileo Convertible Securities Fund.........  26

  TCW Galileo Earnings Momentum Fund..............  30

  TCW Galileo Large Cap Growth Fund...............  33

  TCW Galileo Large Cap Value Fund................  36

  TCW Galileo Select Equities Fund................  39

  TCW Galileo Small Cap Growth Fund...............  41

  TCW Galileo Small Cap Value Fund................  44

  TCW Galileo Value Opportunities Fund............  48

Statements of Assets and Liabilities..............  52

Statements of Operations..........................  54

Statements of Changes in Net Assets...............  56

Notes to Financial Statements.....................  61

Financial Highlights..............................  74

Independent Auditors' Report......................  88

Tax Information Notice............................  89

[TCW LOGO]
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                                                                          [ICON]

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TO OUR SHAREHOLDERS

We are pleased to submit the October 31, 2000 annual reports for the TCW
 Galileo Funds. On the following pages we have provided a discussion and analysis of each Fund's investment performance as well as a graphical analysis of each Fund's performance since inception.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. The Fund's long-term investment performance record is among the best in the industry. In addition, TCW carefully monitors each Fund's overall expense ratio to maintain their competitiveness.

The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees, no front end loads, and no deferred sales charges.

Please call our Shareholder Services Department at (800) FUND-TCW (386-3829) if you have any questions or would like further information on the TCW Galileo Funds.

/s/ Marc I. Stern

Marc I. Stern
Chairman of the Board
December 5, 2000

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS

The TCW Galileo Aggressive Growth Equities Fund (the "Fund") achieved a return of 40.14% for the fiscal year ended October 31, 2000 for its Institutional ("I") Class shares. During the same period of time, the S&P 400 Mid Cap Index's return was 31.63%. For the Advisory ("N") Class shares, the return was 39.68%. The performance of the Fund's two classes varies because of differing expenses.

The past year's results can be broken up into nearly identical six month increments. From October to early April, euphoria was the operative word describing market conditions, and the Fund more than fully participated in the appreciation that occurred among the so-called "New Economy" stocks. Starting in April, several events combined to change market conditions and partially reverse some of our earlier gains. Since the past six months have been as difficult as any period in recent memory, it may be worth spending some time discussing recent market trends and what we are doing to take advantage of them.

The primary catalyst driving the market has been the slow down in the economy driven by successive increase in the short-term interest rate. Despite mounting evidence that the economy is slowing, the Federal Reserve has kept short-term rates at a high level because of continued inflation fears. The low unemployment rate and stubbornly high energy prices have offset other economic indicators which show that a recession is now a greater danger than inflation. Unemployment is a lagging indicator and is a particularly poor predictor of future economic performance. High energy prices, on the other hand, are troubling in that they should be coming down as the futures market reacts to a slowing economy. Nevertheless, political crises in Iraq, Venezuela and other major oil producers have combined to keep prices high even as future demand appears to slacken. The result has been a continuation of the Fed's tight money policy which restricts liquidity and inevitably hurts the equity markets.

To most observers, it is now obvious that the economy is slowing to a "soft" or possibly even to a "hard" landing. The evidence is seen through earnings disappointments which have affected several high profile companies. Reliable stalwarts such as Home Depot, Northern Telecom and Intel have missed Wall Street expectations. Unfortunately for growth investors, technology has been hit extraordinarily hard with Dell, Hewlett Packard and IBM all experiencing shortfalls. Slowing earnings growth is never positive for the equity markets, and we are witnessing the results. Compounding this problem is the political uncertainty regarding the undecided Presidential election. It is very difficult for investors to make informed decisions on what companies to buy when they are uncertain about what the rules of the game are likely to be for the next four years. Thus, many buyers are waiting on the sidelines until this matter is resolved. Finally, we would point to the weak Euro as an additional stress. Wildly fluctuating currencies make capital allocation decisions difficult and introduce uncertainty into company income statements by making the revenue and cost of goods sold line items hard to predict.

Given these issues outlined above, what does this mean for future portfolio returns. On the macroeconomic front, it is important to remember that every problem we have raised is transitory. Energy prices are set by supply and demand. Producers of oil have bills to pay just like anyone else and will fight to preserve their market share even as demand inevitably drops to reflect slower growth. Past history would seem to drive this point home. The U.S. will have a new President on January 20, 2001 as mandated by the Constitution which also provides for a clear, if somewhat bumpy, roadmap for the transfer of power. Over time the Euro and dollar will adjust to the correct valuation based on the respective economic performance of North America and the European Union. Interest rate reductions are inevitable as the inverted yield curve clearly shows that investors have already figured out the economy is slowing and that the inflation threat is receding. As money becomes cheaper and the cost of the factors of production such as energy decrease, companies will become more productive which will lead to a better earnings

                                                                          [ICON]

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outlook. In other words, the economic cycle will have come full circle, and this will be reflected in the price of equities. There is nothing that we see on the horizon that will reverse these fundamental laws of economics.

Having discussed the macroeconomic environment, it is now appropriate to take a look at what we are doing in the portfolio. As always, we focus exclusively on executing our investment strategy, that is to say we concentrate on company fundamentals--their underlying growth rate, their ability to beat consensus expectations and the dynamics of the business model. While a slowing economy will have some effect on these fundamentals, it is important to remember that many of the companies we own are still very early in their growth cycles and should grow somewhat independent of macroeconomic trends. The companies we own are invariably pioneers in their industries or are creating new industries where demand is exploding. We have made these investments precisely because the underlying growth opportunity is so enormous that it should continue despite a slowing economy.

As we live through this difficult period, we are focusing mainly on two things. First, we want to make sure that our companies remain healthy and will deliver the results Wall Street expects. This means we are on the phone discussing conditions with companies and their management and using the independent resources available to us to verify what we are hearing. Secondly, we are taking advantage of conditions to upgrade the quality of the portfolio. There are many great companies that formerly were far too expensive to purchase that are now selling at bargain prices. When markets correct, it is invariably these companies which hold up best as there are always investors who want to own them at a price. As the market recovers, these same companies are the first ones investors come back to. Therefore, we believe execution remains the key, and our clients should know this is where our attention is focused.

In closing, we would like to point out that the conditions we are seeing today have occurred before and will occur again sometime in the future. As we have said on many occasions, times of rising interest rates and political instability can cause volatility for our strategy. However, we do not panic but use reasoned, analytical research to identify the very best growth companies and then build a portfolio around them. This approach has worked in the past and, we believe, will continue to work in the future.

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

              TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND- I CLASS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
              1-YEAR                3-YEAR  5-YEAR  SINCE INCEPTION
40.14%                              55.27%  36.89%           39.40%

                    S&P 400 MIDCAP
           FUND         INDEX
Nov 94    $243,428        $238,727
Dec 94    $256,049        $240,917
Jan 95    $252,459        $243,423
Feb 95    $264,810        $256,182
Mar 95    $276,271        $260,622
Apr 95    $274,480        $265,854
May 95    $278,208        $272,273
Jun 95    $305,169        $283,361
Jul 95    $337,984        $298,143
Aug 95    $346,153        $303,656
Sep 95    $365,551        $311,016
Oct 95    $381,935        $303,014
Nov 95    $396,964        $316,248
Dec 95    $411,366        $315,457
Jan 96    $417,578        $320,038
Feb 96    $429,909        $330,889
Mar 96    $451,959        $334,855
Apr 96    $501,010        $345,081
May 96    $521,777        $349,750
Jun 96    $497,775        $344,501
Jul 96    $439,859        $321,199
Aug 96    $461,773        $339,726
Sep 96    $498,821        $354,534
Oct 96    $479,517        $355,563
Nov 96    $482,125        $375,594
Dec 96    $462,295        $376,007
Jan 97    $477,426        $390,107
Feb 97    $420,551        $390,107
Mar 97    $369,937        $373,489
Apr 97    $378,287        $383,162
May 97    $435,158        $416,650
Jun 97    $456,551        $428,358
Jul 97    $502,466        $470,766
Aug 97    $489,422        $470,201
Sep 97    $531,165        $497,237
Oct 97    $490,467        $475,607
Nov 97    $490,987        $482,646
Dec 97    $520,726        $501,373
Jan 98    $509,770        $491,847
Feb 98    $562,470        $532,572
Mar 98    $603,688        $556,591
Apr 98    $611,512        $566,721
May 98    $574,986        $541,218
Jun 98    $654,817        $544,628
Jul 98    $634,465        $523,496
Aug 98    $499,851        $426,074
Sep 98    $575,508        $465,869
Oct 98    $592,204        $507,518
Nov 98    $700,210        $532,843
Dec 98    $850,342        $597,221
Jan 99    $982,655        $573,971
Feb 99    $945,019        $543,912
Mar 99  $1,092,622        $559,115
Apr 99  $1,182,599        $603,218
May 99  $1,104,382        $605,830
Jun 99  $1,211,408        $638,272
Jul 99  $1,098,505        $624,708
Aug 99  $1,144,960        $603,293
Sep 99  $1,170,253        $584,670
Oct 99  $1,310,215        $614,459
Nov 99  $1,523,098        $646,718
Dec 99  $1,935,295        $685,133
Jan 00  $1,902,666        $665,812
Feb 00  $2,334,761        $712,419
Mar 00  $2,162,456        $772,048
Apr 00  $1,862,847        $745,104
May 00  $1,652,029        $735,790
Jun 00  $2,026,693        $746,606
Jul 00  $1,923,554        $758,403
Aug 00  $2,226,418        $843,040
Sep 00  $2,114,139        $837,223
Oct 00  $1,836,088        $808,833

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 11/1/94

             TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND - N CLASS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN
1-Year                           Since Inception
39.68%                                    48.59%

         FUND   S&P 400 MIDCAP INDEX
Mar 99  $2,311                $2,056
Apr 99  $2,502                $2,218
May 99  $2,336                $2,228
Jun 99  $2,563                $2,347
Jul 99  $2,324                $2,297
Aug 99  $2,422                $2,218
Sep 99  $2,475                $2,150
Oct 99  $2,770                $2,259
Nov 99  $3,220                $2,378
Dec 99  $4,091                $2,519
Jan 00  $4,020                $2,448
Feb 00  $4,932                $2,620
Mar 00  $4,567                $2,839
Apr 00  $3,933                $2,740
May 00  $3,487                $2,706
Jun 00  $4,277                $2,745
Jul 00  $4,058                $2,789
Aug 00  $4,696                $3,100
Sep 00  $4,458                $3,079
Oct 00  $3,870                $2,974

VALUE OF $2,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 3/1/99

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO CONVERTIBLE SECURITIES FUND

                                                                          [ICON]

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MANAGEMENT DISCUSSIONS (CONTINUED)

The TCW Galileo Convertible Securities Fund (the "Fund") produced a return of 33.59% for the fiscal year ended October 31, 2000. The Fund outperformed the First Boston Convertible Securities Index that returned 24.40%.

During the fiscal year, the Fund benefited primarily from its holdings in semiconductors, computer software and energy. In semiconductors, holdings in Intel, Lattice Semiconductor and STMicroelectronics did well. However, the biggest gains in technology were in computer software where holdings in Siebel Systems, BEA Systems and Rational Software generated spectacular one-year returns. In the energy sector, the Fund benefited from the solid returns generated by its holdings in Apache, Kerr McGee, Southern Energy and AES Corp. The past year continued to be a difficult one for most basic industrial companies (excluding energy) and the Fund benefited from its continuing low exposure to this sector.

The past twelve months have been a record period for new convertible issuance. Approximately $63.5 billion was raised through 134 issues. Many of these issues were attractively priced, particularly during the last several months, as the markets have become more challenging. The issuance this year has come primarily from companies in the technology, telecommunications, healthcare and energy sectors.

While the last two months have been especially painful, we are positioning the portfolio to take advantage of what we perceive as better times ahead. Thus, we will sell some convertibles which have large conversion premiums (less equity sensitivity) and purchase new securities which have better upside. There appear to be some compelling values in several sectors such as media, technology and telecommunications. Thus, it is probable that we may add to holdings in these sectors. In addition, we have recently sold some holdings in the energy area (Apache and AES) where we believe most of the good news has been discounted.

The overall investment outlook has been problematic. There has been an increase in negative earnings announcements coming from corporate America. The declining Euro, higher oil prices and a moderating economy have combined to place pressure on the profitability of many companies. In addition, we believe that uncertainty about the election is shaking investors' confidence. These cross currents are being reflected in the market. Through early November, the S&P 500 and the NASDAQ are down 10% and 30% year-to-date, respectively. We believe that the valuations of many stocks and the S&P 500 overall are beginning to discount a potential hard landing in the economy. This scenario has a low probability of occurring and we believe stocks could reach a bottom soon and rally into the end of the year.

TCW GALILEO CONVERTIBLE SECURITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

                    TCW GALILEO CONVERTIBLE SECURITIES FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
              1-YEAR                3-YEAR  5-YEAR  10-YEAR  SINCE INCEPTION
33.59%                              21.14%  20.19%   18.63%           15.50%

INCEPTION 1/1/89
VALUE OF $250,000

                    FIRST BOSTON
                    CONVERTIBLE
                     SECURITIES
           FUND        INDEX
Jan 89    $261,113      $261,225
Feb 89    $261,314      $261,173
Mar 89    $264,039      $264,568
Apr 89    $272,839      $273,457
May 89    $278,291      $279,009
Jun 89    $277,467      $276,972
Jul 89    $286,143      $284,921
Aug 89    $295,131      $291,189
Sep 89    $294,169      $288,656
Oct 89    $284,944      $279,534
Nov 89    $288,343      $284,091
Dec 89    $290,543      $284,403
Jan 90    $277,268      $273,084
Feb 90    $278,818      $276,689
Mar 90    $283,218      $280,922
Apr 90    $276,942      $274,658
May 90    $294,716      $287,978
Jun 90    $295,541      $287,633
Jul 90    $294,868      $285,073
Aug 90    $280,968      $268,653
Sep 90    $265,691      $256,913
Oct 90    $249,391      $247,304
Nov 90    $265,592      $259,397
Dec 90    $272,842      $264,819
Jan 91    $286,566      $276,709
Feb 91    $306,640      $293,229
Mar 91    $312,629      $300,413
Apr 91    $316,268      $303,447
May 91    $325,269      $312,429
Jun 91    $316,818      $303,712
Jul 91    $329,843      $315,253
Aug 91    $341,143      $327,012
Sep 91    $340,069      $326,423
Oct 91    $347,043      $331,124
Nov 91    $341,918      $323,144
Dec 91    $363,629      $341,918
Jan 92    $368,593      $351,800
Feb 92    $376,894      $360,771
Mar 92    $371,945      $358,173
Apr 92    $373,381      $362,507
May 92    $380,292      $368,815
Jun 92    $377,516      $367,118
Jul 92    $387,543      $376,260
Aug 92    $386,016      $373,889
Sep 92    $392,879      $381,367
Oct 92    $394,891      $382,282
Nov 92    $407,792      $393,330
Dec 92    $416,592      $402,062
Jan 93    $429,785      $414,606
Feb 93    $430,103      $416,016
Mar 93    $445,101      $431,492
Apr 93    $443,494      $431,362
May 93    $453,517      $438,911
Jun 93    $457,417      $443,081
Jul 93    $457,875      $447,645
Aug 93    $475,595      $459,910
Sep 93    $479,780      $465,107
Oct 93    $492,110      $476,084
Nov 93    $485,659      $468,895
Dec 93    $500,325      $476,631
Jan 94    $517,437      $490,311
Feb 94    $511,253      $482,515
Mar 94    $487,807      $462,828
Apr 94    $479,983      $454,405
May 94    $480,069      $455,404
Jun 94    $472,297      $450,258
Jul 94    $478,522      $462,956
Aug 94    $492,686      $472,076
Sep 94    $488,459      $463,720
Oct 94    $486,363      $467,708
Nov 94    $472,881      $450,730
Dec 94    $466,757      $454,156
Jan 95    $467,784      $453,565
Feb 95    $478,529      $468,397
Mar 95    $493,364      $480,763
Apr 95    $505,994      $491,676
May 95    $516,316      $506,181
Jun 95    $532,926      $524,605
Jul 95    $554,776      $543,229
Aug 95    $557,328      $548,933
Sep 95    $565,392      $557,112
Oct 95    $548,985      $540,009
Nov 95    $569,736      $558,801
Dec 95    $572,300      $561,874
Jan 96    $583,861      $574,292
Feb 96    $599,041      $589,740
Mar 96    $600,359      $594,694
Apr 96    $611,802      $608,550
May 96    $621,725      $622,121
Jun 96    $610,982      $607,377
Jul 96    $585,235      $583,689
Aug 96    $613,478      $605,402
Sep 96    $638,637      $621,203
Oct 96    $631,095      $625,055
Nov 96    $656,465      $644,557
Dec 96    $658,277      $639,658
Jan 97    $676,050      $659,999
Feb 97    $661,569      $656,567
Mar 97    $645,771      $642,976
Apr 97    $648,432      $649,470
May 97    $680,321      $679,541
Jun 97    $715,535      $699,315
Jul 97    $747,111      $737,638
Aug 97    $748,456      $738,228
Sep 97    $785,407      $769,381
Oct 97    $774,545      $748,300
Nov 97    $776,582      $743,810
Dec 97    $785,063      $747,976
Jan 98    $792,434      $747,751
Feb 98    $838,871      $781,176
Mar 98    $865,404      $809,376
Apr 98    $863,916      $816,580
May 98    $846,085      $793,062
Jun 98    $854,258      $797,186
Jul 98    $848,270      $779,010
Aug 98    $745,697      $683,426
Sep 98    $765,913      $694,634
Oct 98    $795,370      $719,571
Nov 98    $840,690      $753,902
Dec 98    $883,346      $796,950
Jan 99    $924,767      $822,851
Feb 99    $896,885      $794,298
Mar 99    $918,392      $827,984
Apr 99    $946,486      $861,517
May 99    $939,264      $853,591
Jun 99    $989,036      $890,389
Jul 99    $977,711      $878,636
Aug 99    $976,098      $881,272
Sep 99    $984,190      $883,564
Oct 99  $1,030,634      $914,135
Nov 99  $1,108,849      $984,340
Dec 99  $1,228,238    $1,133,960
Jan 00  $1,259,300    $1,116,837
Feb 00  $1,395,972    $1,234,105
Mar 00  $1,437,684    $1,207,572
Apr 00  $1,381,355    $1,148,642
May 00  $1,290,158    $1,087,075
Jun 00  $1,426,954    $1,157,735
Jul 00  $1,379,208    $1,122,772
Aug 00  $1,515,239    $1,209,113
Sep 00  $1,449,478    $1,191,943
Oct 00  $1,376,874    $1,137,233

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO EARNINGS MOMENTUM FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

After a volatile year for the stock market, we are pleased to report that the TCW Galileo Earnings Momentum Fund (the "Fund") was up 26.67% for the fiscal year ended October 31, 2000. This result was nine percentage points above the 17.41% increase in the Russell 2000 Index for the same period.

Healthcare was by far the best performing industry for Fund in the fiscal year. We found many attractive healthcare companies in December last year and the first quarter of 2000. We added to our healthcare names during December in major part owing to the terrific valuations in the sector, as the technology sector's increasingly higher valuations dominated the market. In addition, several of our healthcare names are an integral part of the genomics revolution in healthcare, which has often been termed "the industrialization of drug discovery." Other strong performers for the fiscal year included information processing and consumer services. Groups that penalized the portfolio for the year included electronics-semiconductors and business services.

Looking forward, we are hoping that a final resolution to the presidential election will provide more stability to the market. We continue to focus on small market capitalization companies with strong growth prospects and reasonable valuations in this portfolio. We are maintaining our emphasis on industry diversification, with significant weightings in areas such as restaurants, retail and leisure/entertainment in consumer staples, as well non-consumer areas such as pollution control and energy/oil services.

                       TCW GALILEO EARNINGS MOMENTUM FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
              1-YEAR                3-YEAR  5-YEAR  SINCE INCEPTION
26.67%                              16.10%  15.56%           15.14%

                    RUSSELL 2000
           FUND        INDEX
May 93    $254,738      $261,062
Jun 93    $259,639      $262,691
Jul 93    $266,610      $266,318
Aug 93    $282,881      $277,823
Sep 93    $291,226      $285,663
Oct 93    $299,048      $293,016
Nov 93    $287,978      $283,372
Dec 93    $309,881      $293,060
Jan 94    $329,131      $302,249
Feb 94    $326,419      $301,156
Mar 94    $307,134      $285,255
Apr 94    $299,665      $286,951
May 94    $294,451      $283,729
Jun 94    $274,195      $274,094
Jul 94    $273,790      $278,598
Aug 94    $298,518      $294,122
Sep 94    $298,166      $293,137
Oct 94    $304,562      $291,980
Nov 94    $288,420      $280,188
Dec 94    $292,224      $287,716
Jan 95    $284,910      $284,086
Feb 95    $299,232      $295,903
Mar 95    $305,935      $300,999
Apr 95    $308,676      $307,692
May 95    $312,334      $312,983
Jun 95    $333,969      $329,218
Jul 95    $357,434      $348,184
Aug 95    $356,519      $355,387
Sep 95    $369,621      $361,732
Oct 95    $349,510      $345,555
Nov 95    $364,441      $360,072
Dec 95    $369,463      $369,572
Jan 96    $368,853      $369,177
Feb 96    $391,449      $380,683
Mar 96    $410,074      $388,430
Apr 96    $457,709      $409,200
May 96    $485,190      $425,327
Jun 96    $454,657      $407,862
Jul 96    $387,999      $372,237
Aug 96    $414,030      $393,848
Sep 96    $428,116      $409,242
Oct 96    $398,413      $402,935
Nov 96    $399,943      $419,536
Dec 96    $408,474      $430,531
Jan 97    $413,106      $439,142
Feb 97    $376,723      $428,515
Mar 97    $329,426      $408,289
Apr 97    $331,080      $409,432
May 97    $392,597      $454,961
Jun 97    $421,705      $474,479
Jul 97    $431,416      $496,542
Aug 97    $438,716      $507,913
Sep 97    $485,176      $545,092
Oct 97    $460,287      $521,163
Nov 97    $455,311      $517,775
Dec 97    $449,078      $526,836
Jan 98    $449,078      $518,512
Feb 98    $468,011      $556,830
Mar 98    $495,520      $579,772
Apr 98    $505,168      $582,960
May 98    $471,226      $551,539
Jun 98    $495,164      $552,697
Jul 98    $443,776      $507,984
Aug 98    $331,576      $409,333
Sep 98    $372,798      $441,384
Oct 98    $378,531      $459,393
Nov 98    $421,903      $483,465
Dec 98    $482,539      $513,382
Jan 99    $468,999      $520,210
Feb 99    $425,373      $478,078
Mar 99    $448,692      $485,536
Apr 99    $430,641      $529,045
May 99    $422,369      $536,774
Jun 99    $475,401      $561,047
Jul 99    $454,716      $545,652
Aug 99    $460,359      $525,457
Sep 99    $509,632      $525,573
Oct 99    $568,683      $527,701
Nov 99    $664,216      $559,205
Dec 99    $801,157      $622,507
Jan 00    $777,283      $612,485
Feb 00  $1,063,773      $713,606
Mar 00    $926,036      $666,579
Apr 00    $723,105      $626,451
May 00    $667,548      $589,929
Jun 00    $846,144      $641,371
Jul 00    $771,768      $620,719
Aug 00    $832,831      $668,080
Sep 00    $819,972      $648,438
Oct 00    $720,345      $619,492

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 5/1/93

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

The TCW Galileo Large Cap Growth Fund had another excellent fiscal year outperforming all benchmark indices and most of our mutual fund competitors. For the twelve months ended October 31, 2000 the Fund was up 13.97% for its Institutional ("I") Class shares, significantly ahead of the S&P Growth Index return of 2.07% and S&P 500 return of 6.09%. For the Advisory ("N") Class shares the return was 13.58%. The performance of the Fund's two classes varies because of differing expenses.

Over most of the past twelve months, technology has led the S&P Growth Index, while consumer cyclicals have lagged. The Fund has been overweight relative to the Index in technology and up until the last two months of the year, had benefited from greater exposure to this sector. However, the majority of the Funds outperformance for the year came from stock selection. Stand out performers over the last twelve months include companies such as Juniper Networks (2.4% of the Fund's assets), Sun Microsystems (3.9%) and Abgenix (1.1%).

During the first half of the fiscal year, we continued to see strong earnings from traditional large cap growth stocks and technology companies. However in the middle of March, we began to see significant concern in the market place regarding future economic growth. These concerns centered on slower EARNINGS and economic growth, higher ENERGY prices and later in the year the weak EURO currency. Dubbed the three "E's", these issues have hurt investor psychology more than expected. The equity market does not like uncertainty of any kind, particularly with respect to longer duration growth stocks. Companies that are expected to grow much faster than the rest of the market are severely penalized when macro economic growth expectations contract.

Long-term growth prospects for most of our companies are not directly affected by higher energy prices and a weak Euro. These issues are generally short term in nature and represent little exposure for our companies. However there is little doubt that a global slowdown is developing which does impact valuation as it relates to future earnings growth and profit expectations. The last few months of the fiscal year have been more difficult as some bellwether companies in the large cap and technology area have either missed earnings expectations or have issued warnings of slowing growth. Over the last fifteen months there have been 131 central bank tightenings and higher interest rates are having a negative impact everywhere. Concerns of a "hard landing" in the U.S. have been further discounted into the market as the Fed recently showed no signs of easing. As October approached, fears of what has historically been a very difficult time for the market didn't help to ease trepidation. As we head into November, concerns discussed above coupled with the closest United States Presidential race we have seen in history has added further uncertainty to the market.

Over the last ten years the U.S. has experienced the longest expansionary period since WWII. During this period the economy has seen periods of slowing growth that were offset by improved productivity gains as debt, inflation and unit labor costs stayed in check. As a result earnings growth and profitability remained healthy through these periods. Our biggest concern about the stock market outlook over the longer term has always related to inflation. When inflation accelerates, equity valuations tend to fall as investors place a higher discount rate on future earnings. The Fed has indicated that core inflation is still "on the high side of the acceptable range." Through the ten months of 2000, core CPI has risen at an annual rate of 2.7%, compared to gains of 2.4% in 1998 and 1.9% in 1999 with service costs driving this acceleration. Tight labor markets and higher energy prices could prompt further acceleration even if growth is sluggish.

The market seems to be discounting the current slow down more severely compared to what we have seen in the recent past. Not only is output growth decelerating but also for the first time in many years, productivity improvements may not be enough to offset this decline. If unit labor

                                                                          [ICON]

--------------------------------------------------------------------------------

costs pick up, then labor productivity is apt to decelerate as the economy slows. If interest expense grows as companies finance more of their capital spending with external funds, productivity could further erode. It appears the market has anticipated this scenario and continues to punish the equity market. We believe the Fed will adopt a neutral bias in December and the market will begin to discount an easing bias. We do not believe the secular expansion of capital spending in technology to achieve productivity gains is over. Now more than ever before technology spending cannot be postponed even in difficult times. Technology remains the key to not only cut costs and boost productivity, but to survive. With the build out of the Internet and the benefits to be realized still in front of us, we are still in one of the most exciting investment periods of our lifetime.

We understand there will be energy, currency, political and macro economic disruptions that affect all or certain parts of the market over time. We also believe that leading companies with strong balance sheets that provide high value added products will continue to experience strong demand. In addition, many of the companies in our portfolio enjoy a cost advantage and should be able to gain market share, as consumers become more price sensitive.

The Fund seeks to identify companies with a dominant industry leadership position and a sustainable, competitive advantage. Consistent with our strategy, these are the kinds of companies found in the portfolio -- companies best positioned for continued above-average, long-term success. We spend less time predicting macroeconomic events and more time studying companies through traditional bottom-up fundamental research. From this perspective we estimate the companies in the portfolio will continue to grow earnings well ahead of the market average.

The large cap growth sector is a meaningful segment of the equity market that has solid historical and prospective return potential. The Fund is intended for investors seeking greater capital appreciation over time compared to large cap growth style indices with less than average relative volatility. Our portfolio philosophy and process are clearly defined as to why and how we can achieve our stated objective. Fundamental research, proprietary earnings forecasts, positive earnings surprise potential and quantitative portfolio construction guideline techniques are the cornerstone of the Fund's approach to the large cap growth sector.

TCW GALILEO LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

                  TCW GALILEO LARGE CAP GROWTH FUND - I CLASS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
              1-YEAR                3-YEAR  SINCE INCEPTION
13.97%                              33.84%           30.87%

                   S&P/BARRA
          FUND    GROWTH INDEX
Jun 97  $251,125      $250,600
Jul 97  $270,474      $270,448
Aug 97  $253,694      $252,463
Sep 97  $265,866      $265,338
Oct 97  $258,135      $257,352
Nov 97  $270,556      $271,326
Dec 97  $271,858      $274,663
Jan 98  $277,999      $283,892
Feb 98  $297,423      $303,622
Mar 98  $311,357      $319,320
Apr 98  $321,299      $322,002
May 98  $314,204      $315,530
Jun 98  $347,196      $338,027
Jul 98  $349,709      $337,824
Aug 98  $300,065      $293,873
Sep 98  $333,999      $313,533
Oct 98  $351,280      $339,839
Nov 98  $380,187      $362,859
Dec 98  $432,660      $390,459
Jan 99  $471,963      $414,304
Feb 99  $448,710      $398,051
Mar 99  $490,305      $417,332
Apr 99  $484,083      $416,523
May 99  $463,447      $404,381
Jun 99  $500,786      $433,323
Jul 99  $480,480      $419,612
Aug 99  $499,478      $425,432
Sep 99  $497,515      $418,191
Oct 99  $543,042      $447,130
Nov 99  $579,399      $466,267
Dec 99  $676,894      $500,771
Jan 00  $634,094      $467,420
Feb 00  $690,706      $477,236
Mar 00  $731,783      $521,380
Apr 00  $671,030      $495,572
May 00  $636,855      $475,352
Jun 00  $704,858      $513,713
Jul 00  $687,941      $490,853
Aug 00  $747,311      $519,273
Sep 00  $676,892      $468,592
Oct 00  $618,902      $456,409

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 6/19/97

                  TCW GALILEO LARGE CAP GROWTH FUND - N CLASS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN
            1-YEAR               SINCE INCEPTION
13.58%                                    21.08%

                 S&P/BARRA
         FUND   GROWTH INDEX
Mar 99  $2,185        $2,097
Apr 99  $2,158        $2,093
May 99  $2,066        $2,032
Jun 99  $2,231        $2,177
Jul 99  $2,140        $2,108
Aug 99  $2,225        $2,138
Sep 99  $2,219        $2,101
Oct 99  $2,422        $2,247
Nov 99  $2,584        $2,343
Dec 99  $3,017        $2,516
Jan 00  $2,826        $2,349
Feb 00  $3,077        $2,398
Mar 00  $3,259        $2,620
Apr 00  $2,988        $2,490
May 00  $2,834        $2,388
Jun 00  $3,137        $2,581
Jul 00  $3,060        $2,466
Aug 00  $3,322        $2,609
Sep 00  $3,008        $2,354
Oct 00  $2,751        $2,293

VALUE OF $2,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 3/1/99

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO LARGE CAP VALUE FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

The TCW Galileo Large Cap Value Fund (the "Fund") returned 20.46% for its Institutional ("I") Class shares versus 9.69% for the S&P/BARRA Value Index for the fiscal year ended October 31, 2000. For the Advisory ("N") Class shares the return was 20.04%. The performance of the Fund's two classes varies because of differing expenses.

Over the past 12 months the Fund's performance has been led by investments in energy, insurance, investment management and technology companies. Energy and oil services stocks currently represent 16% of the fund. High crude oil and natural gas prices have driven the strong performance of these stocks during the past 12 months. However, crude oil prices will likely decline over the next 12 months. As a result, we recently reduced positions due to our concern that the stocks are no longer dramatically undervalued.

Insurance and investment management stocks represent 16% of the Fund's net assets. Insurance stocks have performed well recently. Although the outlook for insurance stocks is good, we have reduced positions due to the current fair value for the stocks.

Investment management stocks have been a core holding for the Fund for many years. The long-term performance for these stocks has been good. However, the recent decline in stock prices has provided an opportunity to add to current positions. Investment management stocks remain undervalued.

Technology represents 19.7% of the Fund's net assets. As value managers we find some of our best opportunities in technology stocks. Technology is the fastest growing sector in the economy. Despite the excellent long-term outlook for technology companies the shares are extremely volatile. This volatility creates opportunities to buy good technology companies when investor sentiment is negative and the stocks are undervalued. (i.e. fourth quarter '98) We sell the stocks when investors are eurphoric and the shares are overvalued (i.e. first quarter 2000). The recent decline of many technology stocks has created another opportunity to buy good companies at value prices.

Looking forward, we will continue to apply our investment philosophy and process to value investing; Buy undervalued company's with improving returns on invested capital. Discipline and patience are the key to successful value investing.

TCW GALILEO LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

                   TCW GALILEO LARGE CAP VALUE FUND - I CLASS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
              1-YEAR                SINCE INCEPTION
20.46%                                       16.57%

                   S&P/BARRA
          FUND    VALUE INDEX
Dec 97  $252,350     $255,550
Jan 98  $252,754     $252,407
Feb 98  $267,697     $271,337
Mar 98  $279,293     $285,094
Apr 98  $280,726     $288,458
May 98  $273,548     $284,391
Jun 98  $277,377     $286,552
Jul 98  $272,454     $280,334
Aug 98  $230,875     $235,256
Sep 98  $248,382     $249,560
Oct 98  $276,832     $269,100
Nov 98  $289,414     $283,118
Dec 98  $300,281     $293,061
Jan 99  $304,401     $298,981
Feb 99  $304,127     $292,544
Mar 99  $320,611     $301,411
Apr 99  $344,237     $327,395
May 99  $335,720     $321,610
Jun 99  $348,632     $333,963
Jul 99  $334,896     $323,694
Aug 99  $324,183     $315,495
Sep 99  $308,521     $303,150
Oct 99  $324,731     $320,290
Nov 99  $327,754     $318,400
Dec 99  $338,773     $330,372
Jan 00  $332,675     $319,866
Feb 00  $322,695     $299,874
Mar 00  $364,003     $331,151
Apr 00  $361,787     $328,932
May 00  $364,558     $329,952
Jun 00  $348,477     $316,919
Jul 00  $357,904     $323,257
Aug 00  $376,754     $344,948
Sep 00  $380,360     $344,879
Oct 00  $391,174     $351,328

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 12/1/97

                   TCW GALILEO LARGE CAP VALUE FUND - N CLASS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN
            1-YEAR               SINCE INCEPTION
20.04%                                    15.88%

                 S&P/BARRA
         FUND   VALUE INDEX
Mar 99  $2,107       $2,061
Apr 99  $2,262       $2,238
May 99  $2,206       $2,199
Jun 99  $2,291       $2,283
Jul 99  $2,197       $2,213
Aug 99  $2,126       $2,157
Sep 99  $2,025       $2,073
Oct 99  $2,130       $2,190
Nov 99  $2,150       $2,177
Dec 99  $2,221       $2,258
Jan 00  $2,182       $2,187
Feb 00  $2,114       $2,050
Mar 00  $2,385       $2,264
Apr 00  $2,368       $2,249
May 00  $2,386       $2,256
Jun 00  $2,279       $2,166
Jul 00  $2,341       $2,210
Aug 00  $2,464       $2,358
Sep 00  $2,486       $2,358
Oct 00  $2,557       $2,402

VALUE OF $2,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 3/1/99

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO SELECT EQUITIES FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

The TCW Galileo Select Equities Fund (the "Fund") concluded the October 2000 fiscal year with a return of 29.38% for its Institutional ("I") Class shares.. This compared favorably with the 6.09% return of the S&P 500 Index. For the Advisory ("N") Class shares the return was 28.92%. The performance of the Fund's two classes varies because of differing expenses.

The October fiscal year began with strong returns for the market and the mutual fund as the Federal Reserve provided a liquidity infusion to avert problems through the Year 2000 transition and it became apparent that the economy was gaining strength. Significant weighting in technology contributed to our superior returns. For valuation reasons we re-directed some of our technology gains into well-established biotechnology holdings that appeared to be well positioned to benefit from positive trends related to the coding of the human genome. These are Amgen, Biogen and Genentech.

In the first half of calendar 2000 as concerns that the economy was slowing after repeated Federal Reserve rate increases and an un-anticipated rise in the price of oil we found some opportunities to reposition the portfolio. Southwest Airlines on news of their energy cost exposure traded to an attractive level and in view of their very profitable geographic expansion we used the price weakness to initiate a position. Time Warner on the news of a merger with America Online traded to a significant premium. Understanding that, with large corporate marriages, at no time are perceptions more positive than at the outset of a merger before concessions need to be made to regulators and before key managers defect. Through the year we liquidated holdings in companies (Coca-Cola, Gillette and Proctor and Gamble) which constituted our global franchise trend holdings. We saw in each case that this trend had somewhat run its course as these companies had exhausted their geographic growth opportunities. Moreover it had become clear that their pricing power had been lost to the large retailer who had substitution options and who represent an ever larger portion of the consumer product companies' total business. For this reason we added Wal-Mart Stores and Costco.

Through the year as stock market volatility increased we found opportunities to add some rapidly growing technology sector names to the portfolio. These companies are JDS Uniphase, Network Appliances, Xilinx and Yahoo. Each of these companies is well positioned within their business segment. Meanwhile we liquidated positions in Lucent Technologies and Cox Communications as it has become clear that both face greater competitive challenges and sizable demand for new capital expenditures. We also sold Eli Lilly, the railway portion of Kansas City Southern, Medtronic, Safeway and T. Rowe Price. We were able to tender Mirage Resorts and Warner Lambert at premiums as the result of take-overs. Lastly we established a position in General Electric which dominates several good businesses and is preparing to improve overall profitability as they harness the power of the Internet.

Through the year the economy has shown strong but slowing growth as the combined economic rents: higher interest rates and higher energy expense have taken their toll. The financial markets have reflected these pressures and we ended the fiscal year with volatile markets and significant declines in the final two months.

Where is the economy headed? We are not economists but it appears to us that the economy is indeed slowing. U.S. Gross Domestic Product cannot maintain a 6% rate of growth in the face of ever rising interest rates and energy costs forever. A number of technology companies cannot experience hyper growth rates if capital spending budgets are reduced into a slowing economy. But is the world coming to an end? We do not think so. Energy prices appear to have stabilized and we believe we are close to the end of global interest rate hikes. As the slowing forces abate we still have a favorable economic environment.

TCW GALILEO SELECT EQUITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

The world economy is generally at peace with unparalleled economic interdependency. Without exception, Central Bankers have maintained a resolve to control inflation. Mobile businesses' ever-constant threat of migration to a more favorable business climate enforces this resolve. This creates a backdrop for a brutal competition where companies must find ways to cut costs to survive. In order to thrive, companies must innovate and develop global presence. In this information age the consumer is better informed and product cycles are shorter. These trends enable the companies with truly superior business models to exploit their advantages more rapidly and with greater results. Does slower growth change all of this? No but it does create a riskier environment for the second-tier performers. As businesses and consumers become more careful about their purchases, those companies who produce the best products or have a cost structure advantage and can cut their prices more rapidly, are going to gain market share versus their lesser competitors. These are the types of companies that have been and continue to be at the heart of how we invest. After a turbulent October, we believe the quality businesses we own offer a compelling opportunity for future capital gains.

                                                                          [ICON]

--------------------------------------------------------------------------------

                   TCW GALILEO SELECT EQUITIES FUND - I CLASS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
              1-YEAR                3-YEAR  5-YEAR  SINCE INCEPTION
29.38%                              31.56%  26.68%           21.09%

INCEPTION 7/1/91
VALUE OF $250,000

                     S&P 500
           FUND       INDEX
Jul 91    $257,372    $261,653
Aug 91    $266,007    $267,851
Sep 91    $263,197    $263,370
Oct 91    $272,748    $266,909
Nov 91    $258,669    $256,154
Dec 91    $288,532    $285,450
Jan 92    $293,777    $280,132
Feb 92    $298,307    $283,759
Mar 92    $289,356    $278,239
Apr 92    $289,723    $286,406
May 92    $291,714    $287,809
Jun 92    $280,186    $283,527
Jul 92    $291,045    $295,109
Aug 92    $283,233    $289,068
Sep 92    $290,277    $292,465
Oct 92    $298,720    $293,473
Nov 92    $313,714    $303,466
Dec 92    $319,832    $307,191
Jan 93    $331,857    $309,758
Feb 93    $332,023    $313,980
Mar 93    $346,964    $320,605
Apr 93    $340,990    $312,855
May 93    $352,611    $321,223
Jun 93    $363,566    $322,165
Jul 93    $357,589    $320,869
Aug 93    $375,851    $333,043
Sep 93    $376,847    $330,488
Oct 93    $385,481    $337,325
Nov 93    $379,170    $334,111
Dec 93    $393,158    $338,149
Jan 94    $416,130    $349,648
Feb 94    $411,137    $340,160
Mar 94    $388,500    $325,329
Apr 94    $384,172    $329,499
May 94    $392,162    $334,906
Jun 94    $368,860    $326,698
Jul 94    $378,513    $337,427
Aug 94    $393,162    $351,263
Sep 94    $379,511    $342,675
Oct 94    $385,170    $350,375
Nov 94    $369,189    $337,615
Dec 94    $365,490    $342,623
Jan 95    $358,132    $351,506
Feb 95    $374,184    $365,203
Mar 95    $383,883    $375,979
Apr 95    $400,601    $387,051
May 95    $412,306    $402,522
Jun 95    $436,381    $411,872
Jul 95    $460,124    $425,529
Aug 95    $458,785    $426,597
Sep 95    $466,140    $444,600
Oct 95    $457,782    $443,014
Nov 95    $468,480    $462,461
Dec 95    $462,174    $471,368
Jan 96    $464,522    $487,413
Feb 96    $482,982    $491,931
Mar 96    $493,386    $496,668
Apr 96    $511,843    $503,989
May 96    $531,979    $516,987
Jun 96    $516,876    $518,958
Jul 96    $483,311    $496,029
Aug 96    $502,440    $506,491
Sep 96    $532,647    $534,997
Oct 96    $534,660    $549,752
Nov 96    $577,283    $591,309
Dec 96    $557,309    $579,596
Jan 97    $582,472    $615,820
Feb 97    $563,768    $620,624
Mar 97    $530,106    $595,054
Apr 97    $569,212    $630,579
May 97    $611,037    $668,981
Jun 97    $626,338    $698,951
Jul 97    $693,982    $754,588
Aug 97    $653,870    $712,331
Sep 97    $675,971    $751,367
Oct 97    $655,895    $726,271
Nov 97    $676,293    $759,897
Dec 97    $683,800    $772,968
Jan 98    $692,005    $781,548
Feb 98    $740,584    $837,897
Mar 98    $768,956    $880,798
Apr 98    $782,420    $889,694
May 98    $758,377    $874,391
Jun 98    $813,200    $909,891
Jul 98    $831,009    $900,155
Aug 98    $693,975    $769,993
Sep 98    $759,348    $819,349
Oct 98    $812,244    $885,963
Nov 98    $854,083    $939,661
Dec 98    $943,497    $993,804
Jan 99  $1,017,146  $1,035,365
Feb 99    $983,112  $1,003,186
Mar 99  $1,056,757  $1,043,323
Apr 99  $1,053,407  $1,083,731
May 99  $1,015,464  $1,058,144
Jun 99  $1,105,291  $1,116,861
Jul 99  $1,056,194  $1,081,992
Aug 99  $1,062,891  $1,076,636
Sep 99  $1,028,294  $1,047,126
Oct 99  $1,154,393  $1,113,388
Nov 99  $1,210,751  $1,135,990
Dec 99  $1,348,692  $1,202,899
Jan 00  $1,329,500  $1,142,514
Feb 00  $1,438,253  $1,120,920
Mar 00  $1,570,860  $1,230,546
Apr 00  $1,485,955  $1,193,507
May 00  $1,458,613  $1,169,040
Jun 00  $1,573,187  $1,197,798
Jul 00  $1,518,519  $1,179,113
Aug 00  $1,652,862  $1,252,336
Sep 00  $1,555,740  $1,186,212
Oct 00  $1,493,510  $1,181,195

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

                   TCW GALILEO SELECT EQUITES FUND - N CLASS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN
            1-YEAR               SINCE INCEPTION
28.92%                                    28.13%

         FUND   S&P 500 INDEX
MAR 99  $2,149     $2,080
Apr 99  $2,143         $2,161
May 99  $2,065         $2,110
Jun 99  $2,247         $2,227
Jul 99  $2,148         $2,157
Aug 99  $2,160         $2,146
Sep 99  $2,090         $2,088
Oct 99  $2,345         $2,220
Nov 99  $2,459         $2,265
Dec 99  $2,738         $2,398
Jan 00  $2,698         $2,278
Feb 00  $2,918         $2,235
Mar 00  $3,186         $2,453
Apr 00  $3,013         $2,379
May 00  $2,957         $2,331
Jun 00  $3,189         $2,388
Jul 00  $3,076         $2,351
Aug 00  $3,349         $2,497
Sep 00  $3,150         $2,365
Oct 00  $3,023         $2,355

VALUE OF $2,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 3/1/99

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

The TCW Galileo Small Cap Growth Fund (the "Fund") achieved a return of 28.91% for the fiscal year ended October 31, 2000 for its Institutional ("I")
Class shares. During the same period of time, the Russell 2000 Index gained 17.41%. For the Advisory ("N") Class shares, the return was 28.56%. The performance of the Fund's two classes varies because of differing expenses.

The past year's results can be broken up into nearly identical six-month increments. From October to early April, euphoria was the operative word describing market conditions, and the Fund more than fully participated in the appreciation that occurred among the so-called "New Economy" stocks. Starting April, several events combined to change market conditions and partially reverse some of our earlier gains. Since the past six months have been as difficult as any period in recent memory, it may be worth spending some time discussing recent market trends and what we are doing to take advantage of them.

The primary catalyst driving the market has been the slow-down in the economy driven by successive increases in the short-term interest rate. Despite mounting evidence that the economy is slowing, the Federal Reserve has kept short-term rates at a high level because of continued inflation fears. The low unemployment rate and stubbornly high energy prices have offset other economic indicators which show that a recession is now a greater danger than inflation. Unemployment is a lagging indicator and is a particularly poor predictor of future economic performance. High energy prices, on the other hand, are troubling in that they should be coming down as the futures market reacts to a slowing economy. Nevertheless, political crises in Iraq, Venezuela and other major oil producers have combined to keep prices high even as future demand appears to slacken. The result has been a continuation of the Fed's tight money policy which restricts liquidity and inevitably hurts the equity markets.

To most observers, it is now obvious that the economy is slowing to a "soft" or possibly even to a "hard" landing. The evidence is seen through earnings disappointments which have affected several high profile companies. Reliable stalwarts such as Home Depot, Northern Telecom and Intel have missed Wall Street expectations. Unfortunately for growth investors, technology has been hit extraordinarily hard with Dell, Hewlett Packard and IBM all experiencing shortfalls. Slowing earnings growth is never positive for the equity markets, and we are witnessing the results. Compounding this problem is the political uncertainty regarding the undecided Presidential election. It is very difficult for investors to make informed decisions on what companies to buy when they are uncertain about what the rules of the game are likely to be for the next four years. Thus, many buyers are waiting on the sidelines until this matter is resolved. Finally, we would point to the weak Euro as an additional stress. Wildly fluctuating currencies make capital allocation decisions difficult and introduce uncertainty into company income statements by making the revenue and cost of goods sold line items hard to predict.

Given these issues outlined above, what does this mean for future portfolio returns? On the macroeconomic front, it is important to remember that every problem we have raised is transitory. Energy prices are set by supply and demand. Producers of oil have bills to pay just like anyone else and will fight to preserve their market share even as demand inevitably drops to reflect slower growth. Past history would seem to drive this point home. The U.S. will have a new President on January 20, 2001 as mandated by the Constitution, which also provides for a clear, if somewhat bumpy, roadmap for the transfer of power. Over time the Euro and dollar will adjust to the correct valuation based on the respective economic performance of North America and the European Union. Interest rate reductions are inevitable as the inverted yield curve clearly shows that investors have already figured out the economy is slowing and that the inflation threat is receding.

                                                                          [ICON]

--------------------------------------------------------------------------------

As money becomes cheaper and the cost of the factors of production such as energy decrease, companies will become more productive which will lead to a better earnings outlook. In other words, the economic cycle will have come full circle, and this will be reflected in the price of equities. There is nothing that we see on the horizon that will reverse these fundamental laws of economics.

Having discussed the macroeconomic environment, it is now appropriate to take a look at what we are doing in the portfolio. As always, we focus exclusively on executing our investment strategy, that is to say we concentrate on company fundamentals--their underlying growth rate, their ability to beat consensus expectations and the dynamics of the business model. While a slowing economy will have some effect on these fundamentals, it is important to remember that many of the companies we own are still very early in their growth cycles and should grow somewhat independent of macroeconomic trends. The companies we own are invariably pioneers in their industries or are creating new industries where demand is exploding. We have made these investments precisely because the underlying growth opportunity is so enormous that it should continue despite a slowing economy.

As we live through this difficult period, we are focusing mainly on two things. First, we want to make sure that our companies remain healthy and will deliver the results Wall Street expects. This means we are on the phone discussing conditions with companies and their management and using the independent resources available to us to verify what we are hearing. Second, we are taking advantage of conditions to upgrade the quality of the portfolio. There are many great companies that formerly were far too expensive to purchase that are now selling at bargain prices. When markets correct, it is invariably these companies which hold up best as there are always investors who want to own them at a price. As the market recovers, these same companies are the first one's investors come back to. Therefore, we believe execution remains the key, and our clients should know this is where our attention is focused.

In closing, we would like to point out that the conditions we are seeing today have occurred before and will occur again sometime in the future. As we have said on many occasions, times of rising interest rates and political instability can cause volatility for our strategy. However, we do not panic but use reasoned, analytical research to identify the very best growth companies and then build a portfolio around them. This approach has worked in the past and, we believe, will continue to work in the future.

TCW GALILEO SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

                  TCW GALILEO SMALL CAP GROWTH FUND - I CLASS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
              1-YEAR                3-YEAR  5-YEAR  10-YEAR  SINCE INCEPTION
28.91%                              31.98%  26.91%   26.67%           22.47%

           FUND     RUSSELL 2000 INDEX
DEC 89   $259,590        $250,953
Jan 90    $243,599            $229,047
Feb 90    $250,081            $236,149
Mar 90    $258,337            $245,405
Apr 90    $257,055            $237,382
May 90    $277,417            $254,188
Jun 90    $277,017            $254,848
Jul 90    $271,275            $243,684
Aug 90    $239,031            $211,079
Sep 90    $224,773            $192,313
Oct 90    $215,139            $180,562
Nov 90    $225,012            $194,341
Dec 90    $229,777            $201,981
Jan 91    $246,797            $220,178
Feb 91    $270,699            $244,881
Mar 91    $290,206            $262,049
Apr 91    $279,233            $261,367
May 91    $304,738            $273,809
Jun 91    $278,997            $257,983
Jul 91    $310,727            $267,014
Aug 91    $335,511            $276,867
Sep 91    $341,134            $279,000
Oct 91    $376,875            $286,364
Nov 91    $351,832            $273,104
Dec 91    $416,097            $295,119
Jan 92    $436,220            $319,032
Feb 92    $432,167            $328,338
Mar 92    $394,002            $317,224
Apr 92    $350,607            $306,111
May 92    $351,252            $310,181
Jun 92    $330,872            $295,512
Jul 92    $338,598            $305,795
Aug 92    $325,789            $297,166
Sep 92    $342,808            $304,019
Oct 92    $363,545            $313,683
Nov 92    $407,185            $337,685
Dec 92    $427,516            $349,450
Jan 93    $425,292            $361,277
Feb 93    $379,038            $352,933
Mar 93    $396,617            $364,385
Apr 93    $391,576            $354,383
May 93    $423,968            $370,064
Jun 93    $431,179            $372,373
Jul 93    $438,669            $377,514
Aug 93    $472,354            $393,823
Sep 93    $493,794            $404,937
Oct 93    $508,806            $415,360
Nov 93    $466,092            $401,689
Dec 93    $483,430            $415,423
Jan 94    $504,846            $428,448
Feb 94    $493,941            $426,898
Mar 94    $454,426            $404,359
Apr 94    $444,547            $406,762
May 94    $429,730            $402,195
Jun 94    $404,045            $388,538
Jul 94    $411,948            $394,921
Aug 94    $443,561            $416,927
Sep 94    $450,476            $415,531
Oct 94    $463,815            $413,891
Nov 94    $444,553            $397,175
Dec 94    $462,335            $407,846
Jan 95    $443,564            $402,701
Feb 95    $473,695            $419,453
Mar 95    $509,260            $426,677
Apr 95    $510,742            $436,164
May 95    $522,597            $443,663
Jun 95    $584,341            $466,677
Jul 95    $639,170            $493,562
Aug 95    $651,027            $503,772
Sep 95    $684,939            $512,767
Oct 95    $695,213            $489,835
Nov 95    $735,292            $510,413
Dec 95    $759,564            $523,881
Jan 96    $760,612            $523,321
Feb 96    $797,882            $539,630
Mar 96    $861,920            $550,613
Apr 96    $977,400            $580,055
May 96  $1,032,516            $602,915
Jun 96    $967,952            $578,157
Jul 96    $814,735            $527,658
Aug 96    $891,426            $558,293
Sep 96    $956,563            $580,114
Oct 96    $901,933            $571,173
Nov 96    $900,887            $594,706
Dec 96    $893,473            $610,292
Jan 97    $901,898            $622,498
Feb 97    $789,161            $607,434
Mar 97    $707,507            $578,763
Apr 97    $710,669            $580,383
May 97    $848,695            $644,922
Jun 97    $905,592            $672,589
Jul 97    $958,370            $703,865
Aug 97    $948,805            $719,983
Sep 97  $1,034,340            $772,686
Oct 97    $995,563            $738,765
Nov 97    $984,940            $733,963
Dec 97  $1,021,836            $746,807
Jan 98  $1,012,782            $735,008
Feb 98  $1,098,221            $789,325
Mar 98  $1,173,471            $821,845
Apr 98  $1,166,113            $826,365
May 98  $1,082,946            $781,824
Jun 98  $1,203,467            $783,466
Jul 98  $1,111,546            $720,084
Aug 98    $845,164            $580,243
Sep 98    $934,904            $625,676
Oct 98    $936,044            $651,204
Nov 98  $1,068,382            $685,327
Dec 98  $1,228,853            $727,735
Jan 99  $1,322,184            $737,414
Feb 99  $1,187,943            $677,691
Mar 99  $1,290,486            $688,263
Apr 99  $1,327,936            $749,938
May 99  $1,295,096            $760,895
Jun 99  $1,473,690            $795,302
Jul 99  $1,409,747            $773,479
Aug 99  $1,467,363            $744,853
Sep 99  $1,541,113            $745,017
Oct 99  $1,775,593            $748,034
Nov 99  $2,149,498            $792,692
Dec 99  $2,777,882            $882,424
Jan 00  $2,692,240            $868,217
Feb 00  $3,430,290          $1,011,560
Mar 00  $2,986,856            $944,898
Apr 00  $2,327,149            $888,015
May 00  $2,100,578            $836,244
Jun 00  $2,647,905            $909,164
Jul 00  $2,451,695            $879,889
Aug 00  $2,952,233            $947,025
Sep 00  $2,716,527            $919,182
Oct 00  $2,288,891            $878,150

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 12/1/89

                  TCW GALILEO SMALL CAP GROWTH FUND - N CLASS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN
            1-YEAR               SINCE INCEPTION
28.56%                                    47.80%

         FUND   RUSSELL 2000 INDEX
MAR 99  $2,172        $2,031
Apr 99  $2,235              $2,213
May 99  $2,178              $2,246
Jun 99  $2,478              $2,347
Jul 99  $2,371              $2,283
Aug 99  $2,467              $2,198
Sep 99  $2,591              $2,199
Oct 99  $2,984              $2,208
Nov 99  $3,610              $2,339
Dec 99  $4,663              $2,604
Jan 00  $4,518              $2,562
Feb 00  $5,753              $2,985
Mar 00  $5,008              $2,789
Apr 00  $3,909              $2,621
May 00  $3,528              $2,468
Jun 00  $4,441              $2,683
Jul 00  $4,111              $2,597
Aug 00  $4,950              $2,795
Sep 00  $4,554              $2,713
Oct 00  $3,836              $2,592

VALUE OF $2,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 3/1/99

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO SMALL CAP VALUE FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

Since it's inception on June 14, 2000, the TCW Galileo Small Cap Value Fund (the "Fund") has had year-to-date performance of 9.70%. While we have demonstrated excellent performance, attributable to our "value with a catalyst" investment style, the overall environment for value investing has been lackluster to awful. After a seven-year period in which value managers and growth managers generated equivalent returns, small cap growth funds eclipsed their value counterparts by 46% in 1999.

However, thanks to the bursting of the Internet bubble and the dismal returns of many growth funds in this year's first half, the tide appears to be shifting back toward value. Year to date, the Russell 2000 Value Index trounced its growth counterpart by an astounding 1500 basis points, and the smidcap Russell 2500 Value Index beat its growth counterpart by 700 basis points. Based on input from consultants, mutual fund managers and pension fund publications, there has been a significant revival of search activity for the value investment style. We believe the valuation gap between growth and value remains large and that this gap will close through a reversion to the mean- a shifting of attitudes toward value funds on the part of mutual fund investors. Given that mutual fund flows chase performance, we should soon be witnessing a reversal of money flows into value strategies.

This should provide us with ample wind at our backs. The Fund is well positioned among a host of attractively priced stocks in the media, healthcare, financial and capital goods industries. We have patiently accumulated the temporarily depressed shares of many excellent companies with superb long-term business fundamentals. The Fund should benefit from this expected influx of new money into our asset class. Given the small trading volume of certain of our holdings, new money flows into our market should create a powerful force for appreciation into the next small and mid cap value up cycle.

TCW GALILEO SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

                        TCW GALILEO SMALL CAP VALUE FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL RETURN
Since Inception
9.70%

                  RUSSELL 2000 VALUE
          FUND    WITH INCOME INDEX
Jun 00  $249,500           $248,700
Jul 00  $253,250           $256,982
Aug 00  $272,249           $268,469
Sep 00  $274,250           $266,939
Oct 00  $274,250           $265,978

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 6/14/00

TCW GALILEO VALUE OPPORTUNITIES FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

For the year fiscal ended October 31, 2000, the TCW Galileo Value Opportunities Fund (the "Fund") appreciated 47.19% versus 11.85% and 15.56% for the Russell Midcap Value and Russell 2500 Value indices, respectively. We attribute the outperformance to our purchase of former institutional darling growth stocks at "value prices" resulting from turbulent market conditions.

Thanks to the bursting of the Internet bubble and the dismal returns of many growth funds in this year's first half, the tide appears to be shifting back toward value. Year to date, the Russell 2500 Value index trounced its growth counterpart by an astounding 1500 basis points, and the midcap Russell 2500 Value Index beat its growth counterpart by 700 basis points. Based on input from consultants, mutual fund managers and pension fund publications, there has been a significant revival of search activity for the value investment style. We believe the valuation gap between growth and value remains large and that this gap will close through a reversion to the mean--a shifting of attitudes toward value funds on the part of mutual fund investors. Given that mutual fund flows chase performance, we should soon be witnessing a reversal of money flows into value strategies.

This should provide us with ample wind at our backs. The Fund is well positioned among a host of attractively priced stocks in the media, financial and capital goods industries. We have patiently accumulated the temporarily depressed shares of many excellent companies with superb long-term business fundamentals. The Fund should benefit from this expected influx of new money into our asset class.

TCW GALILEO VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

                      TCW GALILEO VALUE OPPORTUNITIES FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
              1-YEAR                3-YEAR  SINCE INCEPTION
47.19%                              18.28%           20.35%

                  WILSHER MIDCAP  RUSSELL MIDCAP
          FUND      750 INDEX      VALUE INDEX
Nov 96  $269,110        $263,350        $265,683
Dec 96  $271,314        $263,297        $264,580
Jan 97  $281,092        $269,932        $272,893
Feb 97  $278,947        $267,476        $277,519
Mar 97  $269,368        $255,038        $269,085
Apr 97  $271,332        $260,114        $275,871
May 97  $296,601        $282,509        $292,134
Jun 97  $309,308        $292,906        $302,978
Jul 97  $329,505        $312,911        $325,477
Aug 97  $336,498        $314,726        $321,675
Sep 97  $346,031        $333,138        $341,626
Oct 97  $316,967        $318,013        $331,240
Nov 97  $313,481        $319,953        $342,419
Dec 97  $317,650        $326,768        $355,520
Jan 98  $315,109        $321,605        $348,613
Feb 98  $337,954        $347,108        $371,907
Mar 98  $344,936        $363,006        $391,049
Apr 98  $348,744        $367,943        $388,867
May 98  $332,877        $351,533        $379,783
Jun 98  $313,836        $354,310        $380,995
Jul 98  $288,761        $331,740        $361,678
Aug 98  $237,361        $269,572        $310,819
Sep 98  $247,829        $286,879        $328,958
Oct 98  $293,206        $305,583        $350,262
Nov 98  $304,630        $319,395        $362,556
Dec 98  $318,591        $340,955        $373,578
Jan 99  $325,256        $337,238        $364,869
Feb 99  $305,900        $317,813        $356,842
Mar 99  $309,390        $324,297        $361,945
Apr 99  $345,248        $353,970        $396,221
May 99  $364,606        $360,235        $397,886
Jun 99  $383,963        $377,634        $402,417
Jul 99  $382,378        $370,875        $392,357
Aug 99  $378,886        $359,266        $378,781
Sep 99  $369,051        $352,656        $359,623
Oct 99  $356,359        $367,115        $370,232
Nov 99  $371,590        $385,691        $363,442
Dec 99  $398,422        $431,819        $373,174
Jan 00  $377,585        $417,829        $350,855
Feb 00  $370,169        $473,441        $336,182
Mar 00  $437,988        $486,745        $376,934
Apr 00  $445,758        $459,001        $378,442
May 00  $465,184        $436,693        $384,947
Jun 00  $456,354        $464,860        $370,600
Jul 00  $470,835        $456,446        $379,261
Aug 00  $516,750        $497,709        $402,514
Sep 00  $513,924        $476,357        $406,370
Oct 00  $524,521        $461,209        $414,095

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 11/1/96

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2000

 NUMBER OF
  SHARES     COMMON STOCK                                 VALUE
-----------  ------------                              ------------
             BANKING & FINANCIAL SERVICES (1.5% OF
               NET ASSETS)
     93,985  T. Rowe Price Associates, Inc.            $  4,399,673
                                                       ------------
             COMMERCIAL SERVICES (2.2%)
     75,488  Paychex, Inc.                                4,279,226
     35,600  StorageNetworks, Inc.                        2,258,375*
                                                       ------------
             TOTAL COMMERCIAL SERVICES                    6,537,601
                                                       ------------
             COMPUTER SERVICES (11.2%)
     33,800  CheckFree Corp.                              1,681,550*
     49,500  Commerce One, Inc.                           3,177,281*
      2,500  Foundry Networks, Inc.                         166,094*
     82,364  Portal Software, Inc.                        2,898,183*
     77,510  Scient Corp.                                 1,395,180*
    122,224  VeriSign, Inc.                              16,133,586*
     65,700  WebMD Corp.                                    747,337*
    120,742  Yahoo!, Inc.                                 7,078,500*
                                                       ------------
             TOTAL COMPUTER SERVICES                     33,277,711
                                                       ------------
             COMPUTER SOFTWARE (24.0%)
     92,300  Ariba, Inc.                                 11,664,412*
    130,300  Electronic Arts, Inc.                        6,515,000*
     63,300  Homestore.com, Inc.                          2,152,200*
    262,200  Liberate Technologies, Inc.                  4,998,187*
     56,918  Rational Software Corp.                      3,397,293*
    288,088  Siebel Systems, Inc.                        30,231,234*
     23,200  Software.com, Inc.                           3,456,800*
     40,800  Sycamore Networks, Inc.                      2,580,600*
    220,954  Vignette Corp.                               6,587,191*
                                                       ------------
             TOTAL COMPUTER SOFTWARE                     71,582,917
                                                       ------------
             ELECTRONICS (13.8%)
    127,034  Altera Corp.                                 5,200,454*
     68,100  Elantec Semiconductor, Inc.                  7,576,125*
     68,200  Globespan, Inc.                              5,247,137*
    142,936  Maxim Integrated Products, Inc.              9,478,444*
    189,634  XILINX, Inc.                                13,736,613*
                                                       ------------
             TOTAL ELECTRONICS                           41,238,773
                                                       ------------
             ENTERTAINMENT & LEISURE (0.9%)
    145,968  Westwood One, Inc.                           2,764,269*
                                                       ------------
             HEALTHCARE (4.1%)
     35,800  Affymetrix, Inc.                             1,982,425*
    161,000  Health Management Associates, Inc.           3,189,813*
     78,500  Human Genome Sciences, Inc.                  6,938,662*
                                                       ------------
             TOTAL HEALTHCARE                            12,110,900
                                                       ------------
             MEDIA--BROADCASTING & PUBLISHING (5.8%)
     74,644  Cablevision Systems Corp.                    5,560,978*
     41,681  Clear Channel Communications, Inc.           2,503,465*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
23

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

 NUMBER OF
  SHARES                                                  VALUE
-----------                                            ------------
             MEDIA--BROADCASTING & PUBLISHING
             (CONTINUED)
     69,100  Cox Radio, Inc.                           $  1,572,025*
     80,900  Hispanic Broadcasting Corp.                  2,528,125*
     15,200  Mediacom Communications Corp.                  258,400*
    130,252  Univision Communications, Inc.               4,982,139*
                                                       ------------
             TOTAL MEDIA--BROADCASTING & PUBLISHING      17,405,132
                                                       ------------
             MEDICAL SUPPLIES (1.2%)
     50,400  MiniMed, Inc.                                3,676,050*
                                                       ------------
             PHARMACEUTICALS (8.3%)
    123,800  Abgenix, Inc.                                9,764,725*
     76,648  Andrx Corp.                                  5,518,656*
     50,400  Genentech, Inc.                              4,158,000*
     32,300  Gilead Sciences, Inc.                        2,777,800*
     39,400  Sepracor, Inc.                               2,684,125*
                                                       ------------
             TOTAL PHARMACEUTICALS                       24,903,306
                                                       ------------
             RETAIL (4.5%)
     47,514  Amazon.com, Inc.                             1,740,200*
    184,450  Bed, Bath & Beyond, Inc.                     4,761,116*
     96,264  eBay, Inc.                                   4,957,596*
     23,682  Talbots, Inc.                                1,872,358
                                                       ------------
             TOTAL RETAIL                                13,331,270
                                                       ------------
             TELECOMMUNICATIONS (16.1%)
     24,200  American Tower Corp.                           990,688*
      7,500  Corvis Corp.                                   492,188*
    151,492  EchoStar Communications Corp.                6,855,013*
    135,900  Exodus Communications, Inc.                  4,561,144*
     87,800  Juniper Networks, Inc.                      17,121,000*
    158,994  McLeodUSA, Inc.                              3,060,635*
    102,900  Metromedia Fiber Network, Inc.               1,955,100*
      4,700  ONI Systems Corp.                              380,994*
     62,700  Research In Motion, Ltd.                     6,270,000*
     72,900  Sonus Networks, Inc.                         2,515,050*
    185,000  Spectrasite Holdings, Inc.                   3,653,750*
                                                       ------------
             TOTAL TELECOMMUNICATIONS                    47,855,562
                                                       ------------
             TOTAL COMMON STOCK (COST: $139,390,547)
               (93.6%)                                  279,083,164
                                                       ------------

 PRINCIPAL
  AMOUNT     SHORT-TERM INVESTMENTS
-----------  ----------------------
$ 3,842,190  American Express Co., 6.54%, due
               11/21/00                                   3,842,190**
  2,842,190  American Express Co., 6.63%, due
               01/18/01                                   2,842,190**
  1,921,095  Bank of America, 6.64%, due 01/16/01         1,921,095**
  1,921,095  Bank of Nova Scotia, 6.53%, due 11/27/00     1,921,095**
  2,881,642  Bank of Nova Scotia, 6.67%, due 01/05/01     2,881,642**
  1,921,095  Bayerische Hypo-Und Vereinsbank AG,
               6.63%, due 02/01/01                        1,921,095**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
24

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

  PRINCIPAL
   AMOUNT                                                   VALUE
-------------                                            ------------
 $ 5,000,000   Credit Agricole, 6.53%, due 11/06/00      $  5,000,000**
   8,000,000   Credit Agricole, 6.53%, due 11/06/00         8,000,000**
   1,591,570   Fleet National Bank, 6.725%, due
                 04/30/01                                   1,591,570**
  22,043,123   Investors Bank & Trust Depository
                 Reserve, 5.82%, due 11/01/00              22,043,123
   9,834,460   Merrimac Money Market Fund, 6.549%, due
                 11/01/00                                   9,834,460**
   7,000,000   Royal Bank of Scotland, 6.65%, due
                 01/08/01                                   7,000,000**
                                                         ------------
               TOTAL SHORT-TERM INVESTMENTS (COST:
                 $68,798,460) (23.1%)                      68,798,460
                                                         ------------
               TOTAL INVESTMENTS (COST: $208,189,007)
                 (116.7%)                                 347,881,624
               LIABILITIES IN EXCESS OF OTHER ASSETS
                 (-16.7%)                                 (49,851,983)
                                                         ------------
               NET ASSETS (100.0%)                       $298,029,641
                                                         ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
25

TCW GALILEO CONVERTIBLE SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

PRINCIPAL
  AMOUNT    FIXED INCOME SECURITIES                      VALUE
----------  -----------------------                   -----------
            ADVERTISING (2.4% OF NET ASSETS)
$  195,000  Interpublic Group of Companies, Inc.,
              1.87%, due 06/01/06                     $   183,300
   830,000  Interpublic Group of Companies, Inc.,
              (144A), 1.87%, due 06/01/06                 782,275**
   705,000  Lamar Advertising Co., 5.25%, due
              09/15/06                                    817,800
                                                      -----------
            TOTAL ADVERTISING                           1,783,375
                                                      -----------
            BANKING & FINANCIAL SERVICES (3.6%)
   325,000  E*TRADE Group, Inc., 6%, due 02/01/07         268,531
 1,300,000  E*TRADE Group, Inc., (144A), 6%, due
              02/01/07                                  1,074,125**
   525,000  Lehman Brothers Holdings, Inc., 0%, due
              07/06/04                                    518,437
   760,000  Providian Financial Corp., 3.25%, due
              08/15/05                                    745,750
                                                      -----------
            TOTAL BANKING & FINANCIAL SERVICES          2,606,843
                                                      -----------
            COMMERCIAL SERVICES (1.8%)
   690,000  Akamai Technologies, Inc., (144A), 5.5%,
              due 07/01/07                                496,800**
   945,000  Quanta Services, Inc., Exchangeable
              Quanta Services, Inc., 4%, due
              07/01/07                                    790,256
                                                      -----------
            TOTAL COMMERCIAL SERVICES                   1,287,056
                                                      -----------
            COMPUTER SERVICES (6.2%)
   790,000  CheckFree Holdings Corp., 6.5%, due
              12/01/06                                    744,575
 1,080,000  Goldman Sachs Group, Inc., Exchangeable
              Compaq Computer Corp., 0.5%, due
              01/13/07                                  1,069,826
 1,060,000  IBM Credit Corp., 2%, due 02/04/03          1,219,000
   635,000  Mercury Interactive Corp., (144A),
              4.75%, due 07/01/07                         764,381**
   850,000  Natural Microsystems Corp., Exchangeable
              Perot Systems Corp., 5%, due 10/15/05       792,625
                                                      -----------
            TOTAL COMPUTER SERVICES                     4,590,407
                                                      -----------
            COMPUTER SOFTWARE (6.8%)
   145,000  BEA Systems, Inc., 4%, due 12/15/06           316,100
   820,000  BEA Systems, Inc., (144A), 4%, due
              12/15/06                                  1,787,600**
   135,000  Rational Software Corp., 5%, due
              02/01/07                                    246,037
   485,000  Rational Software Corp., (144A), 5%, due
              02/01/07                                    883,912**
   390,000  Siebel Systems, Inc., (144A), 5.5%, due
              09/15/06                                  1,783,977**
                                                      -----------
            TOTAL COMPUTER SOFTWARE                     5,017,626
                                                      -----------
            ELECTRONICS (15.5%)
 1,765,000  ASM Lithography Holding N.V., (144A),
              4.25%, due 11/30/04                       1,782,650**
   100,000  Burr-Brown Corp., 4.25%, due 02/15/07         139,625
   580,000  Burr-Brown Corp., (144A), 4.25%, due
              02/15/07                                    809,825**
 4,555,000  Celestica, Inc., 0%, due 08/01/20           2,328,744
   340,000  LSI Logic Corp., 4.25%, due 03/15/04          722,075
 1,535,000  Sanmina Corp., Exchangeable Sanmina
              Corp., (144A), 0%, due 09/12/20             713,775**
 2,080,000  Solectron Corp., 0%, due 01/27/19           1,508,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
26

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
            ELECTRONICS (CONTINUED)
$  935,000  Transwitch Corp., (144A), 4.5%, due
              09/12/05                                $ 1,069,406**
 2,625,000  Vitesse Semiconductor Corp., (144A), 4%,
              due 03/15/05                              2,335,463**
                                                      -----------
            TOTAL ELECTRONICS                          11,409,563
                                                      -----------
            ENERGY & OIL SERVICES (1.4%)
   820,000  Kerr-McGee Corp., 5.25%, due 02/15/10       1,004,500
                                                      -----------
            INDUSTRIAL--DIVERSIFIED (0.5%)
   385,000  Kestrel Solutions, (144A), 5.5%, due
              07/15/05                                    381,150**
                                                      -----------
            INSURANCE (2.7%)
 1,105,000  American International Group, Inc.,
              0.5%, due 05/15/07                        1,256,938
   235,000  Berkshire Hathaway, Inc., 1%, due
              12/03/01                                    742,306
                                                      -----------
            TOTAL INSURANCE                             1,999,244
                                                      -----------
            MEDIA--BROADCASTING & PUBLISHING (2.1%)
   730,000  Charter Communications, Inc.,
              Exchangeable Charter Communications,
              Inc., (144A), 5.75%, due 10/15/05           762,850**
   945,000  News America Holdings, Inc., 0%, due
              03/11/13                                    807,975
                                                      -----------
            TOTAL MEDIA--BROADCASTING & PUBLISHING      1,570,825
                                                      -----------
            PHARMACEUTICALS (3.3%)
   595,000  Centocor, Inc., 4.75%, due 02/15/05           741,519
 1,885,000  Roche Holdings, Inc., Exchangeable
              Genentech, Inc., (144A), 0%, due
              01/19/15                                  1,691,788**
                                                      -----------
            TOTAL PHARMACEUTICALS                       2,433,307
                                                      -----------
            TELECOMMUNICATIONS (19.5%)
   725,000  American Tower Corp., 2.25%, due
              10/15/09                                    933,438
   560,000  China Mobile, Ltd., Exchangeable China
              Mobile, Ltd., 2.25%, due 11/03/05           560,000
   660,000  Echostar Communications Corp., (144A),
              4.875%, due 01/01/07                        770,550**
   550,000  Exchangeable Certificates Corp., (144A),
              0.25%, due 07/17/06                         511,500**
   795,000  Exodus Communications, Inc., (144A),
              4.75%, due 07/15/08                         901,053**
 3,575,000  Jacor Communications, Inc., Exchangeable
              Clear Channel Communications, Inc.,
              0%, due 06/12/11                          3,414,125
 1,490,000  Juniper Networks, Inc., 4.75%, due
              03/15/07                                  2,069,848
   390,000  Mayan Networks, 5.25%, due 11/01/05           390,000
 1,880,000  Merrill Lynch & Company, Inc.,
              Exchangeable Time Warner, Inc., 0.25%,
              due 05/10/06                              1,898,800
   235,000  Nextel Communications, Inc., (144A),
              5.25%, due 01/15/10                         194,463**
   790,000  ONI Systems Corp., Exchangeable ONI
              Systems Corp., 5%, due 10/15/05             854,188
   825,000  Redback Networks, Inc., Exchangeable
              Redback Networks, Inc., 5%, due
              04/01/07                                    717,750
   890,000  Telefonos de Mexico, S.A. de C.V.,
              4.25%, due 06/15/04                       1,116,950
                                                      -----------
            TOTAL TELECOMMUNICATIONS                   14,332,665
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CONVERTIBLE SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
            TRANSPORTATION (1.1%)
$  735,000  United Parcel Service, Inc., 1.75%, due
              09/27/07                                $   797,475
                                                      -----------
            TOTAL FIXED INCOME SECURITIES (COST:
              $44,063,014) (66.9%)                     49,214,036
                                                      -----------

NUMBER OF
  SHARES    CONVERTIBLE PREFERRED STOCK
----------  ---------------------------
            BANKING & FINANCIAL SERVICES (5.5%)
    31,700  CNB Capital Trust, $1.50                    1,117,425
     8,100  Goldman Sachs Group, Inc., Exchangeable
              Yahoo!, Inc., $5.154                        452,296
    22,500  Lehman Brothers Holdings, Inc.,
              Series B, Exchangeable Lehman Brothers
              Holdings, Inc., Series A, $1.955            956,250
     1,845  Morgan Stanley Dean Witter & Co.,
              $100.52                                   1,356,075
     5,400  National Australia Bank, $1.97                136,012
                                                      -----------
            TOTAL BANKING & FINANCIAL SERVICES          4,018,058
                                                      -----------
            COMMERCIAL SERVICES (0.9%)
    35,700  Cendant Corp., $3.75                          669,375
                                                      -----------
            COMMUNICATIONS (0.4%)
    13,500  Titan Capital Trust, $2.875                   333,180
                                                      -----------
            ELECTRIC UTILITIES (2.0%)
    12,900  Dominion Resources, Inc., $4.75               758,681
    11,600  Southern Energy, Inc., $3.25                  705,425
                                                      -----------
            TOTAL ELECTRIC UTILITIES                    1,464,106
                                                      -----------
            ELECTRONICS (0.6%)
   666,558  CS First Boston Corp., Exchangeable
              Conexant
              Systems, Inc., $3.898                       431,775
                                                      -----------
            INSURANCE (0.8%)
    12,000  QBE Insurance Group, (144A), $4.00            627,000**
                                                      -----------
            MEDIA--BROADCASTING & PUBLISHING (1.2%)
     1,300  Radio One, Inc., (144A), $65.00               884,000**
                                                      -----------
            RETAIL (0.7%)
    17,700  Dollar General Corp., $3.352                  528,788
                                                      -----------
            TELECOMMUNICATIONS (0.8%)
       300  Morgan Stanley Dean Witter & Co.,
              Exchangeable Qualcomm, Inc., $100.55        566,100
                                                      -----------
            UTILITIES (1.7%)
    14,100  AES Trust III, $3.375                       1,254,900
                                                      -----------
            TOTAL CONVERTIBLE PREFERRED STOCK (COST:
              $10,434,196) (14.6%)                     10,777,282
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

NUMBER OF
  SHARES    COMMON STOCK                                 VALUE
----------  ------------                              -----------
            COMPUTER SERVICES (4.7%)
    29,600  Amkor Technologies, Inc.                  $   656,750*
    13,900  Critical Path, Inc.                           675,019*
    20,937  Intel Corp.                                   942,165
    17,800  SCI Systems, Inc.                             765,400*
     7,700  Yahoo!, Inc.                                  451,412*
                                                      -----------
            TOTAL COMPUTER SERVICES                     3,490,746
                                                      -----------
            ELECTRONICS (1.4%)
    31,100  LSI Logic Corp.                             1,022,412*
                                                      -----------
            ENERGY & OIL SERVICES (1.8%)
    31,100  Vodafone Group, PLC (ADR)                   1,323,694
                                                      -----------
            RETAIL (1.5%)
    25,400  Home Depot, Inc.                            1,092,200
                                                      -----------
            TELECOMMUNICATIONS (4.8%)
    40,700  Global Crossing Ltd.                          961,538*
    44,000  McLeodUSA, Inc.                               847,000*
    31,500  Nextel Communications, Inc., Class A        1,210,781*
    13,700  Sprint Corp. (PCS Group)                      522,313*
                                                      -----------
            TOTAL TELECOMMUNICATIONS                    3,541,632
                                                      -----------
            TOTAL COMMON STOCK (COST: $9,271,910)
              (14.2%)                                  10,470,684
                                                      -----------
            TOTAL FIXED INCOME AND EQUITY SECURITIES
              (COST: $63,769,120) (95.7%)              70,462,002
                                                      -----------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS
----------  ----------------------
$  548,420  American Express Co., 6.54%, due
              11/21/00                                    548,420***
   548,420  American Express Co., 6.63%, due
              01/18/01                                    548,420***
   274,210  Bank of America, 6.64%, due 01/16/01          274,210***
   274,210  Bank of Nova Scotia, 6.53%, due 11/27/00      274,210***
   411,315  Bank of Nova Scotia, 6.67%, due 01/05/01      411,315***
   274,210  Bayerische Hypo-Und Vereinsbank AG,
              6.63%, due 02/01/01                         274,210***
 2,725,065  Fleet National Bank, 6.725%, due
              04/30/01                                  2,725,065***
 2,459,511  Investors Bank & Trust Depository
              Reserve, 5.82%, due 11/01/00              2,459,511
 1,617,840  Merrimac Money Market Fund, 6.549%, due
              11/01/00                                  1,617,840***
                                                      -----------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $9,133,201) (12.4%)                       9,133,201
                                                      -----------
            TOTAL INVESTMENTS (COST: $72,902,321)
              (108.1%)                                 79,595,203
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-8.1%)                                  (5,967,379)
                                                      -----------
            NET ASSETS (100.0%)                       $73,627,824
                                                      ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  RESTRICTED SECURITY (NOTE 9).
***  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
29

TCW GALILEO EARNINGS MOMENTUM FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

NUMBER OF
 SHARES    COMMON STOCK                                 VALUE
---------  ------------                              -----------
           APPAREL RETAILERS (2.0% OF NET ASSETS)
   4,250   Factory 2-U Stores, Inc.                  $   135,734*
                                                     -----------
           AUTOMOTIVE (1.5%)
   6,550   Copart, Inc.                                   98,659*
                                                     -----------
           CHEMICALS (1.0%)
   7,150   Entegris, Inc.                                 63,903*
                                                     -----------
           COMMERCIAL SERVICES (22.7%)
   4,550   Administaff, Inc.                             161,525*
   3,350   Aurora Biosciences Corp.                      204,141*
   5,750   Career Education Corp.                        222,453*
   1,100   Corinthian Colleges, Inc.                      76,037*
   3,150   Corporate Executive Board Co.                 145,294*
   6,850   First Consulting Group, Inc.                   45,809*
   3,050   Forrester Research, Inc.                      125,241*
   9,050   Intraware, Inc.                                66,178*
   4,750   Management Network Group, Inc.                 62,641*
   4,400   Pegasus Systems, Inc.                          75,075*
   4,150   ProsoftTraining.com, Inc.                      29,050*
   2,550   Sangamo Biosciences, Inc.                      66,459*
   2,650   University of Phoenix Online, Inc.             69,562*
   6,350   Waste Connections, Inc.                       162,322*
                                                     -----------
           TOTAL COMMERCIAL SERVICES                   1,511,787
                                                     -----------
           COMPUTER SERVICES (7.0%)
   2,450   Aspen Technologies, Inc.                      101,216*
   1,750   Digital Insight Corp.                          33,797*
   3,450   Innovative Solutions & Support, Inc.           62,100*
   3,950   Interlink Electronics, Inc.                    88,381*
   3,350   Radiant Systems, Inc.                          61,766*
   4,950   Virage, Inc.                                   54,450*
   3,350   Websense, Inc.                                 60,300*
                                                     -----------
           TOTAL COMPUTER SERVICES                       462,010
                                                     -----------
           COMPUTER SOFTWARE (14.9%)
   6,450   Braun Consulting, Inc.                         48,577*
   3,350   Caminus Corp.                                 105,525*
   3,250   DigitalThink, Inc.                            114,512*
   5,050   Embarcadero Technologies, Inc.                305,209*
   1,350   Informatica Corp.                             127,575*
   4,250   Moldflow Corp.                                107,578*
   5,650   SkillSoft Corp.                               101,700*
   5,950   SmartDisk Corp.                                30,494*
   4,050   Synplicity, Inc.                               51,131*
                                                     -----------
           TOTAL COMPUTER SOFTWARE                       992,301
                                                     -----------
           ELECTRICAL EQUIPMENT (2.4%)
   2,625   Aeroflex, Inc.                                156,187*
                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

NUMBER OF
 SHARES                                                VALUE
---------                                            -----------
           ELECTRONICS (3.9%)
   1,150   AstroPower, Inc.                          $    66,988*
   1,250   HI/FN, Inc.                                    77,188*
   3,550   Pixelworks, Inc.                              118,259*
                                                     -----------
           TOTAL ELECTRONICS                             262,435
                                                     -----------
           ENERGY & OIL SERVICES (4.9%)
   3,050   Chiles Offshore, Inc.                          48,800*
   5,050   Nuevo Energy Co., Inc.                         91,531*
   6,452   Varco International, Inc.                     111,297*
   2,550   Veritas DGC, Inc.                              76,500*
                                                     -----------
           TOTAL ENERGY & OIL SERVICES                   328,128
                                                     -----------
           ENTERTAINMENT & LEISURE (2.0%)
   1,850   Macrovision Corp.                             134,819*
                                                     -----------
           FOODS, HOTELS & RESTAURANTS (2.9%)
   4,950   BUCA, Inc.                                     77,344*
   2,750   P.F. Chang's China Bistro, Inc.               112,750*
                                                     -----------
           TOTAL FOODS, HOTELS & RESTAURANTS             190,094
                                                     -----------
           HEALTHCARE (2.1%)
   3,250   Accredo Health, Inc.                          140,563*
                                                     -----------
           MEDICAL SUPPLIES (8.2%)
   1,350   ABIOMED, Inc.                                  39,150*
   4,450   ArthroCare Corp.                              100,959*
   2,450   Inverness Medical Technology, Inc.             67,375*
   3,650   Physiometrix, Inc.                             86,459*
   1,950   PolyMedica Corp.                              112,125*
   5,650   Rita Medical Systems, Inc.                     69,213*
   2,650   Ventana Medical Systems, Inc.                  69,563*
                                                     -----------
           TOTAL MEDICAL SUPPLIES                        544,844
                                                     -----------
           PHARMACEUTICALS (10.4%)
   1,950   Arena Pharmaceuticals, Inc.                    68,128*
   6,650   Biomatrix, Inc.                               127,181*
   2,850   Corixa Corp.                                  126,825*
     850   Durect Corp.                                   12,697*
   4,650   Emisphere Technologies, Inc.                  117,703*
   4,650   Genzyme Surgical Products                      34,730*
   1,450   Pharmacyclics, Inc.                            78,028*
   2,950   Titan Pharmaceuticals, Inc.                   124,136*
                                                     -----------
           TOTAL PHARMACEUTICALS                         689,428
                                                     -----------
           POLLUTION CONTROL (4.3%)
   8,850   Stericycle, Inc.                              286,519*
                                                     -----------
           RETAIL (3.5%)
   3,249   99 Cents Only Stores                           72,899*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
31

TCW GALILEO EARNINGS MOMENTUM FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER OF
 SHARES                                                VALUE
---------                                            -----------
           RETAIL (CONTINUED)
   6,150   Charlotte Russe Holding, Inc.             $    73,031*
   2,750   Insight Enterprises, Inc.                      89,375*
                                                     -----------
           TOTAL RETAIL                                  235,305
                                                     -----------
           TELECOMMUNICATIONS (3.6%)
   6,850   Data Critical Corp.                            35,106*
   4,250   Lightbridge, Inc.                              45,422*
   2,750   MCK Communications, Inc.                       42,969*
   4,250   Socket Communications, Inc.                    48,078*
   2,050   Tut Systems, Inc.                              68,163*
                                                     -----------
           TOTAL TELECOMMUNICATIONS                      239,738
                                                     -----------
           TOTAL COMMON STOCK (COST: $6,789,529)
             (97.3%)                                   6,472,454
                                                     -----------

PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS
---------  ----------------------
$113,962   American Express Co., 6.54%, due
             11/21/00                                    113,962**
 113,962   American Express Co., 6.63%, due
             01/18/01                                    113,962**
  56,981   Bank of America, 6.64%, due 01/16/01           56,981**
  56,981   Bank of Nova Scotia, 6.53%, due 11/27/00       56,981**
  85,472   Bank of Nova Scotia, 6.67%, due 01/05/01       85,472**
  56,981   Bayerische Hypo-Und Vereinsbank AG,
             6.63%, due 02/01/01                          56,981**
 177,460   Fleet National Bank, 6.725%, due
             04/30/01                                    177,460**
 284,312   Investors Bank & Trust Depository
             Reserve, 5.82%, due 11/01/00                284,312
 325,000   Merrimac Money Market Fund, 6.549%, due
             11/01/00                                    325,000**
 400,000   Royal Bank of Scotland, 6.65%, due
             01/08/01                                    400,000**
                                                     -----------
           TOTAL SHORT-TERM INVESTMENTS (COST:
             $1,671,111) (25.1%)                       1,671,111
                                                     -----------
           TOTAL INVESTMENTS (COST: $8,460,640)
             (122.4%)                                  8,143,565
           LIABILITIES IN EXCESS OF OTHER ASSETS
             (-22.4%)                                 (1,492,767)
                                                     -----------
           NET ASSETS (100.0%)                       $ 6,650,798
                                                     ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
32

TCW GALILEO LARGE CAP GROWTH FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2000

NUMBER OF
 SHARES    COMMON STOCK                                 VALUE
---------  ------------                              -----------
           ADVERTISING (0.6% OF NET ASSETS)
   1,800   Omnicom Group, Inc.                       $   166,050
                                                     -----------
           BANKING & FINANCIAL SERVICES (1.7%)
  12,850   Schwab (Charles) Corp.                        451,356
                                                     -----------
           BEVERAGES, FOOD & TOBACCO (5.6%)
  16,700   Anheuser-Busch Companies, Inc.                764,025
  12,000   Coca-Cola Co.                                 724,500
                                                     -----------
           TOTAL BEVERAGES, FOOD & TOBACCO             1,488,525
                                                     -----------
           COMPUTER SERVICES (24.2%)
  32,100   Cisco Systems, Inc.                         1,729,387*
  13,100   EMC Corp. (Mass.)                           1,166,719*
   1,200   Extreme Networks, Inc.                         99,525*
   3,500   Network Appliance, Inc.                       416,500*
  18,800   Palm, Inc.                                  1,006,975*
   9,200   Sun Microsystems, Inc.                      1,020,050*
   2,400   VeriSign, Inc.                                316,800*
  11,600   Yahoo!, Inc.                                  680,050*
                                                     -----------
           TOTAL COMPUTER SERVICES                     6,436,006
                                                     -----------
           COMPUTER SOFTWARE (13.0%)
  17,100   Adobe Systems, Inc.                         1,300,669
   2,800   Ariba, Inc.                                   353,850*
   1,900   i2 Technologies, Inc.                         323,000*
  29,700   Oracle Corp.                                  980,100*
   4,700   Siebel Systems, Inc.                          493,206*
                                                     -----------
           TOTAL COMPUTER SOFTWARE                     3,450,825
                                                     -----------
           COSMETICS & HOUSEHOLD PRODUCTS (1.4%)
   4,700   Corning, Inc.                                 359,550
                                                     -----------
           ELECTRICAL EQUIPMENT (8.1%)
  39,350   General Electric Co.                        2,156,872
                                                     -----------
           ELECTRONICS (6.0%)
   4,300   Analog Devices, Inc.                          279,500*
   1,400   Broadcom Corp., Class A                       311,325*
   5,500   Maxim Integrated Products, Inc.               364,719*
   1,100   SDL, Inc.                                     285,175*
   5,000   XILINX, Inc.                                  362,187*
                                                     -----------
           TOTAL ELECTRONICS                           1,602,906
                                                     -----------
           ENERGY & OIL SERVICES (0.6%)
   3,425   Vodafone Group, PLC (ADR)                     145,777
                                                     -----------
           FOODS, HOTELS & RESTAURANTS (2.7%)
  14,500   PepsiCo., Inc.                                702,344
                                                     -----------
           HEALTHCARE (2.8%)
  19,600   Health Management Associates, Inc.            388,325*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
33

TCW GALILEO LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER OF
 SHARES                                                VALUE
---------                                            -----------
           HEALTHCARE (CONTINUED)
   2,400   Human Genome Sciences, Inc.               $   212,137*
   1,600   Johnson & Johnson                             147,400
                                                     -----------
           TOTAL HEALTHCARE                              747,862
                                                     -----------
           MEDICAL SUPPLIES (3.0%)
   3,200   Guidant Corp.                                 169,400*
   8,000   Medtronic, Inc.                               434,500
   1,700   PE Corp. - PE Biosystems Group                198,900
                                                     -----------
           TOTAL MEDICAL SUPPLIES                        802,800
                                                     -----------
           PHARMACEUTICALS (13.9%)
   1,900   Abbott Laboratories                           100,344
   3,800   Abgenix, Inc.                                 299,725*
   1,900   Alza Corp.                                    153,781*
   5,100   American Home Products Corp.                  323,850
   2,000   Andrx Corp.                                   144,000*
   2,200   Genentech, Inc.                               181,500*
   5,900   Lilly (Eli) & Co.                             527,312
  29,075   Pfizer, Inc.                                1,255,677
  13,750   Schering-Plough Corp.                         710,703
                                                     -----------
           TOTAL PHARMACEUTICALS                       3,696,892
                                                     -----------
           RETAIL (9.4%)
  22,600   Amazon.com, Inc.                              827,725*
   5,300   Bed, Bath & Beyond, Inc.                      136,806*
   7,975   Home Depot, Inc.                              342,925
   4,200   Safeway, Inc.                                 229,688*
  21,000   Wal-Mart Stores, Inc.                         952,875
                                                     -----------
           TOTAL RETAIL                                2,490,019
                                                     -----------
           TELECOMMUNICATIONS (6.4%)
   4,300   CIENA Corp.                                   452,038*
   3,200   Juniper Networks, Inc.                        624,000*
     500   Micromuse, Inc.                                84,844*
   8,400   Qualcomm, Inc.                                546,919*
                                                     -----------
           TOTAL TELECOMMUNICATIONS                    1,707,801
                                                     -----------
           TOTAL COMMON STOCK (COST: $18,527,848)
             (99.4%)                                  26,405,585
                                                     -----------

PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS
---------  ----------------------
$ 93,866   American Express Co., 6.54%, due
             11/21/00                                     93,866**
  93,866   American Express Co., 6.63%, due
             01/18/01                                     93,866**
  46,933   Bank of America, 6.64%, due 01/16/01           46,933**
  46,933   Bank of Nova Scotia, 6.53%, due 11/27/00       46,933**
  70,400   Bank of Nova Scotia, 6.67%, due 01/05/01       70,400**
  46,933   Bayerische Hypo-Und Vereinsbank AG,
             6.63%, due 02/01/01                          46,933**
 466,414   Fleet National Bank, 6.725%, due
             04/30/01                                    466,414**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
34

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

PRINCIPAL
 AMOUNT                                                VALUE
---------                                            -----------
$374,761   Investors Bank & Trust Depository
             Reserve, 5.82%, due 11/01/00            $   374,761
 276,905   Merrimac Money Market Fund, 6.549%, due
             11/01/00                                    276,905**
                                                     -----------
           TOTAL SHORT-TERM INVESTMENTS (COST:
             $1,517,011) (5.7%)                        1,517,011
                                                     -----------
           TOTAL INVESTMENTS (COST: $20,044,859)
             (105.1%)                                 27,922,596
           LIABILITIES IN EXCESS OF OTHER ASSETS
             (-5.1%)                                  (1,358,740)
                                                     -----------
           NET ASSETS (100.0%)                       $26,563,856
                                                     ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
35

TCW GALILEO LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

NUMBER OF
  SHARES    COMMON STOCK                                 VALUE
----------  ------------                              ------------
            AEROSPACE/DEFENSE (6.1% OF NET ASSETS)
    21,150  Boeing Co.                                $  1,434,234
    94,025  Honeywell International, Inc.                5,059,720
    28,150  United Technologies Corp.                    1,965,222
                                                      ------------
            TOTAL AEROSPACE/DEFENSE                      8,459,176
                                                      ------------
            AUTOMOTIVE (1.4%)
    49,310  Ford Motor Co.                               1,288,224
    11,039  General Motors Corp.                           685,798
                                                      ------------
            TOTAL AUTOMOTIVE                             1,974,022
                                                      ------------
            BANKING & FINANCIAL SERVICES (21.1%)
    28,150  American Express Co.                         1,689,000
    15,600  Associates First Capital Corp., Class A        579,150
    35,000  BankAmerica Corp.                            1,682,188
    28,500  Capital One Financial Corp.                  1,799,062
    12,350  Chase Manhattan Corp.                          561,925
   125,683  Citigroup, Inc.                              6,614,068
    30,700  Federal Home Loan Mortgage Corp.             1,842,000
    32,400  Federal National Mortgage Association        2,494,800
     9,550  Fifth Third Bancorp                            490,631
     7,700  J.P. Morgan & Company, Inc.                  1,274,350
    37,600  Merrill Lynch & Company, Inc.                2,632,000
    53,850  Morgan Stanley Dean Witter & Co.             4,324,828
    19,250  Schwab (Charles) Corp.                         676,156
    52,450  Wells Fargo & Co.                            2,429,091
                                                      ------------
            TOTAL BANKING & FINANCIAL SERVICES          29,089,249
                                                      ------------
            BEVERAGES, FOOD & TOBACCO (1.1%)
    42,700  Philip Morris Companies, Inc.                1,563,887
                                                      ------------
            CHEMICALS (3.3%)
    25,500  Du Pont (E.I.) de Nemours & Co.              1,157,062
    29,497  Pharmacia Corp.                              1,622,335
    46,000  Praxair, Inc.                                1,713,500
                                                      ------------
            TOTAL CHEMICALS                              4,492,897
                                                      ------------
            COMPUTER SERVICES (8.7%)
   187,550  Compaq Computer Corp.                        5,703,395
    89,500  Dell Computer Corp.                          2,640,250*
    10,700  Hewlett-Packard Co.                            496,881
    55,500  Intel Corp.                                  2,497,500
    15,100  Solectron Corp.                                664,400*
                                                      ------------
            TOTAL COMPUTER SERVICES                     12,002,426
                                                      ------------
            ELECTRONICS (3.2%)
    10,800  Emerson Electric Co.                           793,125
    77,089  General Motors Corp., Class H                2,497,684*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
36

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

NUMBER OF
  SHARES                                                 VALUE
----------                                            ------------
            ELECTRONICS (CONTINUED)
    21,800  Motorola, Inc.                            $    543,637
    12,800  Texas Instruments, Inc.                        628,000
                                                      ------------
            TOTAL ELECTRONICS                            4,462,446
                                                      ------------
            ENERGY & OIL SERVICES (16.0%)
    62,300  Baker Hughes, Inc.                           2,141,562
     5,000  Chevron Corp.                                  410,625
    23,000  Enron Corp.                                  1,887,438
   106,023  Exxon Mobil Corp.                            9,455,926
    50,450  Royal Dutch Petroleum Co. (NY Shares)        2,995,469
    35,200  Santa Fe International Corp.                 1,284,800
    13,700  Schlumberger, Ltd.                           1,042,913
    36,900  Texaco, Inc.                                 2,179,406
    13,549  Transocean Sedco Forex, Inc.                   718,097
                                                      ------------
            TOTAL ENERGY & OIL SERVICES                 22,116,236
                                                      ------------
            ENTERTAINMENT & LEISURE (4.2%)
   105,800  Harrah's Entertainment, Inc.                 3,028,525*
    77,850  The Walt Disney Co.                          2,788,003
                                                      ------------
            TOTAL ENTERTAINMENT & LEISURE                5,816,528
                                                      ------------
            FOODS, HOTELS & RESTAURANTS (3.5%)
   150,650  McDonald's Corp.                             4,670,150
     3,200  PepsiCo., Inc.                                 155,000
                                                      ------------
            TOTAL FOODS, HOTELS & RESTAURANTS            4,825,150
                                                      ------------
            INSURANCE (9.6%)
    56,550  Allstate Corp.                               2,276,138
    43,550  American International Group, Inc.           4,267,900
    28,200  Marsh & McLennan Companies, Inc.             3,687,150
    30,800  Progressive Corp.                            3,026,100
                                                      ------------
            TOTAL INSURANCE                             13,257,288
                                                      ------------
            MACHINERY (2.5%)
    94,700  Deere & Co.                                  3,486,144
                                                      ------------
            MEDIA--BROADCASTING & PUBLISHING (0.5%)
    12,000  Clear Channel Communications, Inc.             720,750*
                                                      ------------
            METALS (0.5%)
    23,900  Alcoa, Inc.                                    685,631
                                                      ------------
            PAPER & FOREST PRODUCTS (1.8%)
    37,100  Kimberly-Clark Corp.                         2,448,600
                                                      ------------
            PHARMACEUTICALS (0.6%)
    11,800  American Home Products Corp.                   749,300
                                                      ------------
            RETAIL (3.4%)
    41,700  Circuit City Stores-Circuit City Group         552,525

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
37

TCW GALILEO LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER OF
  SHARES                                                 VALUE
----------                                            ------------
            RETAIL (CONTINUED)
    39,550  Costco Wholesale Corp.                    $  1,448,519*
    97,300  Target Corp.                                 2,687,913
                                                      ------------
            TOTAL RETAIL                                 4,688,957
                                                      ------------
            TELECOMMUNICATIONS (7.8%)
    43,650  BellSouth Corp.                              2,108,841
    72,600  SBC Communications, Inc.                     4,188,113
    77,250  Verizon Communications                       4,466,016
                                                      ------------
            TOTAL TELECOMMUNICATIONS                    10,762,970
                                                      ------------
            TRANSPORTATION (3.6%)
   176,200  Southwest Airlines, Inc.                     5,021,700
                                                      ------------
            TOTAL COMMON STOCK (COST: $116,007,415)
              (98.9%)                                  136,623,357
                                                      ------------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS
----------  ----------------------
$   48,143  American Express Co., 6.54%, due
              11/21/00                                      48,143**
    48,143  American Express Co., 6.63%, due
              01/18/01                                      48,143**
    24,071  Bank of America, 6.64%, due 01/16/01            24,071**
    24,071  Bank of Nova Scotia, 6.53%, due 11/27/00        24,071**
    36,107  Bank of Nova Scotia, 6.67%, due 01/05/01        36,107**
    24,072  Bayerische Hypo-Und Vereinsbank AG,
              6.63%, due 02/01/01                           24,072**
   239,218  Fleet National Bank, 6.725%, due
              04/30/01                                     239,218**
 3,072,322  Investors Bank & Trust Depository
              Reserve, 5.82%, due 11/01/00               3,072,322
   142,021  Merrimac Money Market Fund, 6.549%, due
              11/01/00                                     142,021**
                                                      ------------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $3,658,168) (2.6%)                         3,658,168
                                                      ------------
            TOTAL INVESTMENTS (COST: $119,665,583)
              (101.5%)                                 140,281,525
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-1.5%)                                   (2,064,860)
                                                      ------------
            NET ASSETS (100.0%)                       $138,216,665
                                                      ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
38

TCW GALILEO SELECT EQUITIES FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2000

 NUMBER OF
  SHARES     COMMON STOCK                                 VALUE
-----------  ------------                              ------------
             BANKING & FINANCIAL SERVICES (11.4% OF
               NET ASSETS)
    217,878  Providian Financial Corp.                 $ 22,659,312
    910,469  Schwab (Charles) Corp.                      31,980,224
    731,038  Stilwell Financial, Inc.                    32,759,640
                                                       ------------
             TOTAL BANKING & FINANCIAL SERVICES          87,399,176
                                                       ------------
             COMMERCIAL SERVICES (4.1%)
    556,005  Paychex, Inc.                               31,518,533
                                                       ------------
             COMPUTER SERVICES (12.9%)
    509,426  Cisco Systems, Inc.                         27,445,326*
  1,314,561  Dell Computer Corp.                         38,779,549*
    130,400  Network Appliance, Inc.                     15,517,600*
    292,800  Yahoo!, Inc.                                17,165,400*
                                                       ------------
             TOTAL COMPUTER SERVICES                     98,907,875
                                                       ------------
             COMPUTER SOFTWARE (10.8%)
    326,801  Microsoft Corp.                             22,508,419*
    570,812  Siebel Systems, Inc.                        59,899,584*
                                                       ------------
             TOTAL COMPUTER SOFTWARE                     82,408,003
                                                       ------------
             ELECTRICAL EQUIPMENT (1.9%)
    262,800  General Electric Co.                        14,404,725
                                                       ------------
             ELECTRONICS (17.2%)
    345,450  Applied Materials, Inc.                     18,352,031*
    621,740  Intel Corp.                                 27,978,300
    243,600  JDS Uniphase Corp.                          19,838,175*
    583,866  Maxim Integrated Products, Inc.             38,717,614*
    369,300  XILINX, Inc.                                26,751,169*
                                                       ------------
             TOTAL ELECTRONICS                          131,637,289
                                                       ------------
             INSURANCE (10.5%)
    253,009  American International Group, Inc.          24,794,882
    561,898  Progressive Corp.                           55,206,479
                                                       ------------
             TOTAL INSURANCE                             80,001,361
                                                       ------------
             MEDIA--BROADCASTING & PUBLISHING (1.5%)
    345,336  Pixar, Inc.                                 11,396,088*
                                                       ------------
             PHARMACEUTICALS (14.4%)
    413,172  Amgen, Inc.                                 23,938,153*
    539,621  Biogen, Inc.                                32,478,439*
    329,000  Genentech, Inc.                             27,142,500*
    615,959  Pfizer, Inc.                                26,601,729
                                                       ------------
             TOTAL PHARMACEUTICALS                      110,160,821
                                                       ------------
             RETAIL (8.0%)
    295,600  Costco Wholesale Corp.                      10,826,350*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
39

TCW GALILEO SELECT EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

 NUMBER OF
  SHARES                                                  VALUE
-----------                                            ------------
             RETAIL (CONTINUED)
    647,396  Home Depot, Inc.                          $ 27,838,028
    487,900  Wal-Mart Stores, Inc.                       22,138,463
                                                       ------------
             TOTAL RETAIL                                60,802,841
                                                       ------------
             TRANSPORTATION (3.1%)
    835,100  Southwest Airlines, Inc.                    23,800,350
                                                       ------------
             TOTAL COMMON STOCK (COST: $605,549,384)
               (95.8%)                                  732,437,062
                                                       ------------

 PRINCIPAL
  AMOUNT     SHORT-TERM INVESTMENTS
-----------  ----------------------
$ 2,618,087  American Express Co., 6.54%, due
               11/21/00                                   2,618,087**
  1,618,087  American Express Co., 6.63%, due
               01/18/01                                   1,618,087**
  1,309,044  Bank of America, 6.64%, due 01/16/01         1,309,044**
  1,309,044  Bank of Nova Scotia, 6.53%, due 11/27/00     1,309,044**
  1,963,565  Bank of Nova Scotia, 6.67%, due 01/05/01     1,963,565**
  1,309,044  Bayerische Hypo-Und Vereinsbank AG,
               6.63%, due 02/01/01                        1,309,044**
  4,500,000  Credit Agricole, 6.53%, due 11/06/00         4,500,000**
  2,334,090  Fleet National Bank, 6.725%, due
               04/30/01                                   2,334,090**
 24,577,894  Investors Bank & Trust Depository
               Reserve, 5.82%, due 11/01/00              24,577,894
  9,298,357  Merrimac Money Market Fund, 6.549%, due
               11/01/00                                   9,298,357**
  5,600,000  Royal Bank of Scotland, 6.65%, due
               01/08/01                                   5,600,000**
                                                       ------------
             TOTAL SHORT-TERM INVESTMENTS (COST:
               $56,437,212) (7.4%)                       56,437,212
                                                       ------------
             TOTAL INVESTMENTS (COST: $661,986,596)
               (103.2%)                                 788,874,274
             LIABILITIES IN EXCESS OF OTHER ASSETS
               (-3.2%)                                  (24,172,917)
                                                       ------------
             NET ASSETS (100.0%)                       $764,701,357
                                                       ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
40

TCW GALILEO SMALL CAP GROWTH FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2000

 NUMBER OF
  SHARES     COMMON STOCK                                 VALUE
-----------  ------------                              ------------
             ADVERTISING (0.5% OF NET ASSETS)
    195,600  Ventiv Health, Inc.                       $  2,102,700*
                                                       ------------
             BANKING & FINANCIAL SERVICES (0.0%)
      5,600  E*TRADE Group, Inc.                             81,550*
                                                       ------------
             COMMERCIAL SERVICES (5.8%)
     71,400  Applied Molecular Evolution                  1,552,950*
     49,500  Celgene Corp.                                3,186,562*
    254,600  Corporate Executive Board Co.               11,743,425*
     40,100  Diamond Tech Partners, Inc.                  1,789,462*
     25,000  GoTo.com, Inc.                                 354,687*
    220,900  HNC Software, Inc.                           4,487,031*
     64,300  HotJobs.com, Ltd.                            1,004,687*
     63,400  Lexicon Genetics, Inc.                       1,283,850*
      5,600  Myriad Genetics, Inc.                          672,000*
     73,400  Support.com, Inc.                            1,045,950*
                                                       ------------
             TOTAL COMMERCIAL SERVICES                   27,120,604
                                                       ------------
             COMPUTER SERVICES (11.3%)
     77,400  Agile Software Corp.                         5,834,025*
     32,500  CacheFlow, Inc.                              3,510,000*
     55,100  Critical Path, Inc.                          2,675,794*
     38,700  Digex, Inc.                                  1,518,975*
    135,500  eLoyalty Corp.                               1,304,187*
    250,900  InfoSpace.com, Inc.                          5,049,362*
     87,600  Kana Communications, Inc.                    2,058,600*
     78,400  Mercury Interactive Corp.                    8,702,400*
      7,500  Predictive Systems, Inc.                       104,062*
    178,700  Proxicom, Inc.                               2,412,450*
    226,200  Read-Rite Corp.                              1,682,362*
     84,800  VeriSign, Inc.                              11,193,600*
    147,500  WebEx Communications, Inc.                   6,646,719*
                                                       ------------
             TOTAL COMPUTER SERVICES                     52,692,536
                                                       ------------
             COMPUTER SOFTWARE (24.1%)
     61,000  DigitalThink, Inc.                           2,149,298*
    128,400  Docent, Inc.                                 3,306,300*
    160,600  Extensity, Inc.                              2,047,650*
     89,000  Informatica Corp.                            8,410,500*
     46,600  Interwoven, Inc.                             4,694,950*
     29,400  Manugistics Group, Inc.                      3,349,762*
    145,600  Peregrine Systems, Inc.                      3,494,400*
     82,900  Quest Software, Inc.                         3,621,694*
    358,587  Retek Inc.                                  14,141,775*
      3,500  Saba Software, Inc.                             82,031*
    136,000  Selectica, Inc.                              3,587,000*
    374,600  Siebel Systems, Inc.                        39,309,587*
     82,000  SmartForce PLC (ADR)                         4,126,904*
     42,200  Software.com, Inc.                           6,287,800*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
41

TCW GALILEO SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

 NUMBER OF
  SHARES                                                  VALUE
-----------                                            ------------
             COMPUTER SOFTWARE (CONTINUED)
    128,900  TIBCO Software, Inc.                      $  8,120,700*
    160,700  Versata, Inc.                                2,651,550*
     38,644  webMethods, Inc.                             3,434,486*
                                                       ------------
             TOTAL COMPUTER SOFTWARE                    112,816,387
                                                       ------------
             ELECTRICAL EQUIPMENT (1.7%)
     53,000  Active Power, Inc.                           2,020,625*
    106,300  Capstone Turbine Corp.                       5,899,650*
                                                       ------------
             TOTAL ELECTRICAL EQUIPMENT                   7,920,275
                                                       ------------
             ELECTRONICS (9.0%)
     39,500  Cobalt Networks, Inc.                        2,177,438*
     59,400  Exar Corp.                                   2,654,438*
    149,600  Maxim Integrated Products, Inc.              9,920,350*
    206,800  Micrel, Inc.                                 9,357,700*
    259,200  Semtech Corp.                                8,359,200*
    146,600  Silicon Image, Inc.                          1,722,550*
     90,300  Transwitch Corp.                             5,214,825*
    113,600  Varian Semiconductor Equipment
               Associates, Inc.                           2,612,800*
                                                       ------------
             TOTAL ELECTRONICS                           42,019,301
                                                       ------------
             ENTERTAINMENT & LEISURE (3.6%)
    183,100  Macrovision Corp.                           13,343,413*
     41,900  Oakley, Inc.                                   879,900*
    125,300  Westwood One, Inc.                           2,372,869*
                                                       ------------
             TOTAL ENTERTAINMENT & LEISURE               16,596,182
                                                       ------------
             HEALTHCARE (1.6%)
      5,000  Accredo Health, Inc.                           216,250*
     79,300  Affymetrix, Inc.                             4,391,238*
    141,450  Dendrite International, Inc.                 3,076,538*
                                                       ------------
             TOTAL HEALTHCARE                             7,684,026
                                                       ------------
             MEDIA--BROADCASTING & PUBLISHING (5.6%)
    283,800  Gemstar-TV Guide International, Inc.        19,458,038*
    160,900  Mediacom Communications Corp.                2,735,300*
     52,700  Pegasus Communications Corp.                 1,874,144*
    231,300  Spanish Broadcasting System, Inc.            2,081,700*
                                                       ------------
             TOTAL MEDIA--BROADCASTING & PUBLISHING      26,149,182
                                                       ------------
             PHARMACEUTICALS (10.2%)
    191,500  Alkermes, Inc.                               7,097,486*
    100,500  Andrx Corp.                                  7,236,000*
     88,800  Arena Pharmaceuticals, Inc.                  3,102,450*
    179,600  ImClone Systems, Inc.                        9,821,875*
    138,400  Medarex, Inc.                                8,459,700*
      2,500  Priority Healthcare Corp., Class B             134,375*
     52,000  Protein Design Labs, Inc.                    7,024,061*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
42

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

 NUMBER OF
  SHARES                                                  VALUE
-----------                                            ------------
             PHARMACEUTICALS (CONTINUED)
     77,100  Titan Pharmaceuticals, Inc.               $  3,244,368*
     33,000  United Therapeutics Corp.                    1,765,500*
                                                       ------------
             TOTAL PHARMACEUTICALS                       47,885,815
                                                       ------------
             RETAIL (2.7%)
    123,450  Cost Plus, Inc.                              3,456,600*
     56,887  Dollar Tree Stores, Inc.                     2,225,704*
    231,000  Linens 'N Things, Inc.                       7,103,250*
                                                       ------------
             TOTAL RETAIL                                12,785,554
                                                       ------------
             TELECOMMUNICATIONS (12.0%)
    290,084  CSG Systems International, Inc.             13,470,776*
    699,800  Exodus Communications, Inc.                 23,487,038*
    100,000  Natural Microsystems Corp.                   4,518,750*
    129,000  Netro Corp.                                  2,813,813*
    133,400  Polycom, Inc.                                8,671,000*
     96,900  Sonus Networks, Inc.                         3,343,050*
                                                       ------------
             TOTAL TELECOMMUNICATIONS                    56,304,427
                                                       ------------
             TOTAL COMMON STOCK (COST: $249,980,630)
               (88.1%)                                  412,158,539
                                                       ------------

 PRINCIPAL
  AMOUNT     SHORT-TERM INVESTMENTS
-----------  ----------------------
$ 6,202,143  American Express Co., 6.54%, due
               11/21/00                                   6,202,143**
  5,702,143  American Express Co., 6.63%, due
               01/18/01                                   5,702,143**
  3,101,072  Bank of America, 6.64%, due 01/16/01         3,101,072**
 10,000,000  Bank of Montreal, 6.54%, due 11/02/00       10,000,000**
  3,101,072  Bank of Nova Scotia, 6.53%, due 11/27/00     3,101,072**
  4,651,608  Bank of Nova Scotia, 6.67%, due 01/05/01     4,651,608**
  3,101,072  Bayerische Hypo-Und Vereinsbank AG,
               6.63%, due 02/01/01                        3,101,072**
  5,000,000  Credit Agricole, 6.53%, due 11/06/00         5,000,000**
 11,300,000  Credit Agricole, 6.53%, due 11/06/00        11,300,000**
  2,018,014  Fleet National Bank, 6.725%, due
               04/30/01                                   2,018,014**
 67,072,903  Investors Bank & Trust Depository
               Reserve, 5.82%, due 11/01/00              67,072,903
 18,296,324  Merrimac Money Market Fund, 6.549%, due
               11/01/00                                  18,296,324**
  3,000,000  Royal Bank of Scotland, 6.65%, due
               01/08/01                                   3,000,000**
                                                       ------------
             TOTAL SHORT-TERM INVESTMENTS (COST:
               $142,546,351) (30.4%)                    142,546,351
                                                       ------------
             TOTAL INVESTMENTS (COST: $392,526,981)
               (118.5%)                                 554,704,890
             LIABILITIES IN EXCESS OF OTHER ASSETS
               (-18.5%)                                 (86,706,794)
                                                       ------------
             NET ASSETS (100.0%)                       $467,998,096
                                                       ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
43

TCW GALILEO SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

NUMBER OF
 SHARES    COMMON STOCK                                 VALUE
---------  ------------                              -----------
           ADVERTISING (1.7% OF NET ASSETS)
    500    True North Communications, Inc.           $   18,844
                                                     ----------
           AEROSPACE/DEFENSE (1.7%)
  1,500    AAR Corp.                                     17,906
                                                     ----------
           AIRLINES (0.2%)
    200    Airborne Freight Corp.                         2,025
                                                     ----------
           APPAREL RETAILERS (1.9%)
  1,100    The Wet Seal, Inc., Class A                   20,625*
                                                     ----------
           AUTOMOTIVE (1.8%)
    400    Federal Signal Corp.                           9,350
    700    JLG Industries, Inc.                           9,756
                                                     ----------
           TOTAL AUTOMOTIVE                              19,106
                                                     ----------
           BANKING & FINANCIAL SERVICES (18.0%)
    400    American Financial Holdings, Inc.              7,150
    600    Astoria Financial Corp.                       22,500
  1,500    Banknorth Group, Inc.                         27,187
    800    Doral Financial Corp.                         14,300
    600    Flushing Financial Corp.                       9,150
  1,000    GreenPoint Financial Corp.                    29,750
    500    North Fork Bancorporation, Inc.               10,094
    400    Profit Recovery Group International,
             Inc.                                         2,150*
    200    Roslyn Bancorp, Inc.                           4,337
  1,000    Sterling Bancorp                              19,625
    900    Valley National Bancorp                       24,919
    200    Washington Trust Bancorp, Inc.                 2,837
    800    Webster Financial Corp.                       19,500
                                                     ----------
           TOTAL BANKING & FINANCIAL SERVICES           193,499
                                                     ----------
           BUILDING MATERIALS (0.1%)
    100    Elcor Corp.                                    1,556
                                                     ----------
           CHEMICALS (4.3%)
    200    Applied Extrusion Technologies, Inc.             612*
  1,000    Crompton Corp.                                 8,000
    600    MacDermid, Inc.                               12,900
  1,800    PolyOne Corp.                                 14,175*
    800    Solutia, Inc.                                 10,200
                                                     ----------
           TOTAL CHEMICALS                               45,887
                                                     ----------
           COMMERCIAL SERVICES (5.1%)
    800    Bowne & Co., Inc.                              6,700
    200    Catalytica, Inc.                               2,687*
    800    NCO Group, Inc.                               17,500*
    500    Sotheby's Holdings, Inc.                      13,594
  1,000    Wallace Computer Services, Inc.               14,500
                                                     ----------
           TOTAL COMMERCIAL SERVICES                     54,981
                                                     ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

NUMBER OF
SHARES                                                 VALUE
---------                                            -----------
           COMPUTER SERVICES (9.3%)
  2,500    Complete Business Solutions, Inc.         $   25,937*
  2,000    Computer Horizons Corp.                       10,000*
  1,000    Electro Rent Corp.                            13,687*
    800    Intergraph Corp.                               5,000*
  7,000    Komag, Inc.                                   12,687*
  2,100    Read-Rite Corp.                               15,619*
  1,200    Systems & Computer Technology Corp.           17,325*
                                                     ----------
           TOTAL COMPUTER SERVICES                      100,255
                                                     ----------
           COMPUTER SOFTWARE (2.5%)
  1,000    Computer Task Group, Inc.                      5,250
  1,000    Midway Games, Inc.                             7,750*
  5,800    Technology Solutions Co.                      13,775*
                                                     ----------
           TOTAL COMPUTER SOFTWARE                       26,775
                                                     ----------
           COSMETICS & HOUSEHOLD PRODUCTS (1.5%)
    800    Dial Corp.                                     8,950
    500    Oneida, Ltd.                                   5,312
    100    Quaker Chemical Corp.                          1,719
                                                     ----------
           TOTAL COSMETICS & HOUSEHOLD PRODUCTS          15,981
                                                     ----------
           ELECTRICAL EQUIPMENT (0.7%)
    600    Evans & Sutherland Computer Corp.              3,600*
    500    SLI, Inc.                                      4,125
                                                     ----------
           TOTAL ELECTRICAL EQUIPMENT                     7,725
                                                     ----------
           ELECTRONICS (10.8%)
    600    Adaptec, Inc.                                  9,487*
    300    Arrow Electronics, Inc.                        9,600*
    500    Barnes Group, Inc.                             9,625
    800    CommScope, Inc.                               20,250*
    600    FSI International, Inc.                        5,587*
    900    General Semiconductor, Inc.                   10,294*
    800    Hutchinson Technology, Inc.                   17,550*
    700    Maxwell Technologies, Inc.                    11,375*
    800    Pioneer Standard Electronics, Inc.            11,100
  1,600    Xicor, Inc.                                   11,050*
                                                     ----------
           TOTAL ELECTRONICS                            115,918
                                                     ----------
           ENERGY & OIL SERVICES (3.3%)
    400    Barrett Resources Corp.                       14,550*
    300    Nuevo Energy Co., Inc.                         5,437*
    600    Oceaneering International, Inc.                8,438*
    300    Pride International, Inc.                      7,594*
                                                     ----------
           TOTAL ENERGY & OIL SERVICES                   36,019
                                                     ----------
           ENTERTAINMENT & LEISURE (0.8%)
    900    K2, Inc.                                       8,550*
                                                     ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER OF
SHARES                                                 VALUE
---------                                            -----------
           FOODS, HOTELS & RESTAURANTS (0.2%)
    400    Chart House Enterprises, Inc.             $    2,200*
                                                     ----------
           HEALTHCARE (3.7%)
  1,100    DaVita, Inc.                                  12,375*
    400    Henry Schein, Inc.                             9,750*
  1,000    Omnicare, Inc.                                17,500
                                                     ----------
           TOTAL HEALTHCARE                              39,625
                                                     ----------
           HOME CONSTRUCTION, FURNISHINGS &
             APPLIANCES (1.6%)
    200    Bush Industries, Inc., Class A                 2,325
    100    CoorsTek, Inc.                                 2,925*
    400    Ethan Allen Interiors, Inc.                   11,700
                                                     ----------
           TOTAL HOME CONSTRUCTION, FURNISHINGS &
             APPLIANCES                                  16,950
                                                     ----------
           MACHINERY (6.8%)
    400    Albany International Corp., Class A            4,300*
    500    Crane Co.                                     13,094
  1,000    Kaman Corp., Class A                          14,500
    600    Kulicke & Soffa Industries, Inc.               8,813*
    800    Lam Research Corp.                            15,500*
    300    Pentair, Inc.                                  8,944
    300    York International Corp.                       8,156
                                                     ----------
           TOTAL MACHINERY                               73,307
                                                     ----------
           MEDIA--BROADCASTING & PUBLISHING (5.6%)
  1,000    Belo (A.H.) Corp., Class A                    19,188
    300    Houghton Mifflin Co.                          11,044
    400    Meredith Corp.                                12,700
  1,000    Thomas Nelson, Inc.                            6,688
    500    Wiley (John) & Sons, Inc., Class A            10,219
                                                     ----------
           TOTAL MEDIA--BROADCASTING & PUBLISHING        59,839
                                                     ----------
           MEDICAL SUPPLIES (6.5%)
    600    Bio-Rad Laboratories, Inc., Class A           17,940*
    500    Credence Systems Corp.                         9,375*
  2,000    GenRad, Inc.                                  18,250*
    800    LeCroy Corp.                                  14,400*
  1,000    Spacelabs Medical, Inc.                       10,625*
                                                     ----------
           TOTAL MEDICAL SUPPLIES                        70,590
                                                     ----------
           METALS (3.5%)
    200    AK Steel Holding Corp.                         1,850
    200    Fansteel, Inc.                                   600*
  1,100    General Cable Corp.                            6,600
  1,000    Griffon Corp.                                  7,625*
    900    Hubbell, Inc., Class B                        21,544
                                                     ----------
           TOTAL METALS                                  38,219
                                                     ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

NUMBER OF
SHARES                                                 VALUE
---------                                            -----------
           PAPER & FOREST PRODUCTS (0.7%)
    600    Interpool, Inc.                           $    7,725
                                                     ----------
           RETAIL (1.8%)
    800    Polo Ralph Lauren Corp.                       15,700*
    200    Williams-Sonoma, Inc.                          4,163*
                                                     ----------
           TOTAL RETAIL                                  19,863
                                                     ----------
           TELECOMMUNICATIONS (2.2%)
    300    Allen Telecom, Inc.                            5,606*
    500    International Fibercom, Inc.                   6,438*
    600    Itron, Inc.                                    3,525*
  1,000    P-Com, Inc.                                    5,625*
    100    Standard Microsystems Corp.                    2,400*
                                                     ----------
           TOTAL TELECOMMUNICATIONS                      23,594
                                                     ----------
           TRANSPORTATION (2.9%)
    600    Fleetwood Enterprises, Inc.                    7,913
    300    Fritz Companies, Inc.                          2,438*
    100    Sea Containers, Ltd., Class A                  2,150
    800    Trinity Industries, Inc.                      19,250
                                                     ----------
           TOTAL TRANSPORTATION                          31,751
                                                     ----------
           TOTAL COMMON STOCK (COST: $1,013,480)
             (99.2%)                                  1,069,315
                                                     ----------

PRINCIPAL
AMOUNT     SHORT-TERM INVESTMENTS (COST: $2,266) (0.2%)
---------  --------------------------------------------
 $2,266    Investors Bank & Trust Depository Reserve,
             5.82%, due 11/01/00                              2,266
                                                         ----------
           TOTAL INVESTMENTS (COST: $1,015,746) (99.4%)   1,071,581
           EXCESS OF OTHER ASSETS OVER LIABILITIES
             (0.6%)                                           6,430
                                                         ----------
           NET ASSETS (100.0%)                           $1,078,011
                                                         ==========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
47

TCW GALILEO VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

NUMBER OF
  SHARES    COMMON STOCK                                 VALUE
----------  ------------                              -----------
            ADVERTISING (2.0% OF NET ASSETS)
    31,100  True North Communications, Inc.           $ 1,172,081
                                                      -----------
            AUTOMOTIVE (2.4%)
    42,800  ITT Industries, Inc.                        1,393,675
                                                      -----------
            BANKING & FINANCIAL SERVICES (4.9%)
    20,100  Astoria Financial Corp.                       753,750
    59,500  Banknorth Group, Inc.                       1,078,437
    38,600  Valley National Bancorp                     1,068,737
                                                      -----------
            TOTAL BANKING & FINANCIAL SERVICES          2,900,924
                                                      -----------
            BEVERAGES, FOOD & TOBACCO (1.1%)
    41,000  Flowers Industries, Inc.                      630,375
                                                      -----------
            BUILDING MATERIALS (4.5%)
    32,900  Martin Marietta Materials, Inc.             1,263,360
    55,200  Sybron International Corp.                  1,366,200*
                                                      -----------
            TOTAL BUILDING MATERIALS                    2,629,560
                                                      -----------
            CHEMICALS (6.3%)
    54,500  Minerals Technologies, Inc.                 1,706,531
   110,800  PolyOne Corp.                                 872,550
    87,300  Solutia, Inc.                               1,113,075
                                                      -----------
            TOTAL CHEMICALS                             3,692,156
                                                      -----------
            COMMERCIAL SERVICES (8.9%)
    28,500  Block, (H&R), Inc.                          1,017,094
    42,200  Jacobs Engineering Group                    1,746,025*
    47,400  Reynolds & Reynolds Co., Class A              847,275
    57,700  Valassis Communications, Inc.               1,601,175*
                                                      -----------
            TOTAL COMMERCIAL SERVICES                   5,211,569
                                                      -----------
            COMPUTER SERVICES (9.5%)
    69,800  Ceridian Corp.                              1,745,000*
    44,700  Keane, Inc.                                   581,100*
    15,900  NCR Corp.                                     685,687*
   143,700  Read-Rite Corp.                             1,068,769*
   114,600  Unisys Corp.                                1,461,150*
                                                      -----------
            TOTAL COMPUTER SERVICES                     5,541,706
                                                      -----------
            COMPUTER SOFTWARE (1.0%)
    13,000  PeopleSoft, Inc.                              567,328*
                                                      -----------
            CONSTRUCTION (2.1%)
    38,500  Lennar Corp.                                1,236,812
                                                      -----------
            ELECTRONICS (6.4%)
     2,600  APW, Ltd.                                     120,087*
    31,900  Arrow Electronics, Inc.                     1,020,800*
    55,800  CommScope, Inc.                             1,412,437*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
48

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

NUMBER OF
  SHARES                                                 VALUE
----------                                            -----------
            ELECTRONICS (CONTINUED)
    15,750  Molex, Inc., Class A                      $   619,172
    23,100  National Semiconductor Corp.                  600,600*
                                                      -----------
            TOTAL ELECTRONICS                           3,773,096
                                                      -----------
            ENERGY & OIL SERVICES (1.5%)
     5,400  Anadarko Petroleum Corp.                      345,870
    22,000  Pride International, Inc.                     556,875*
                                                      -----------
            TOTAL ENERGY & OIL SERVICES                   902,745
                                                      -----------
            HEALTHCARE (5.4%)
    56,900  Henry Schein, Inc.                          1,386,937*
   101,600  Omnicare, Inc.                              1,778,000
                                                      -----------
            TOTAL HEALTHCARE                            3,164,937
                                                      -----------
            MACHINERY (7.4%)
    42,300  Crane Co.                                   1,107,731
    34,400  Grainger (W.W.), Inc.                       1,098,650
    41,400  Pentair, Inc.                               1,234,238
    33,400  York International Corp.                      908,063
                                                      -----------
            TOTAL MACHINERY                             4,348,682
                                                      -----------
            MEDIA--BROADCASTING & PUBLISHING (12.9%)
    43,300  Belo (A.H.) Corp., Class A                    830,819
    33,500  Comcast Corp., Class A                      1,365,125*
    39,400  Houghton Mifflin Co.                        1,450,413
    41,900  Meredith Corp.                              1,330,325
    32,500  Readers Digest Association, Inc.,
              Class A                                   1,192,344
    36,600  SBS Broadcasting S.A.                       1,093,425*
    15,600  Wiley (John) & Sons, Inc., Class A            318,825
                                                      -----------
            TOTAL MEDIA--BROADCASTING & PUBLISHING      7,581,276
                                                      -----------
            MEDICAL SUPPLIES (3.8%)
    34,300  Credence Systems Corp.                        643,125*
    46,100  KLA-Tencor Corp.                            1,558,756*
                                                      -----------
            TOTAL MEDICAL SUPPLIES                      2,201,881
                                                      -----------
            METALS (2.9%)
   104,700  AK Steel Holding Corp.                        968,475
    30,000  Hubbell, Inc., Class B                        718,125
                                                      -----------
            TOTAL METALS                                1,686,600
                                                      -----------
            PAPER & FOREST PRODUCTS (1.1%)
    22,500  Mead Corp.                                    651,094
                                                      -----------
            RETAIL (4.3%)
    14,500  Abercrombie & Fitch Co.                       341,656*
    20,500  Ann Taylor Stores, Inc.                       615,000*
    48,600  Federated Department Stores, Inc.           1,582,538*
                                                      -----------
            TOTAL RETAIL                                2,539,194
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER OF
  SHARES                                                 VALUE
----------                                            -----------
            TELECOMMUNICATIONS (1.6%)
    31,000  AT&T Canada, Inc.                         $   959,063*
                                                      -----------
            TEXTILES, CLOTHING & FABRICS (1.9%)
    41,000  Jones Apparel Group, Inc.                   1,140,313*
                                                      -----------
            TOTAL COMMON STOCK (COST: $45,595,725)
              (91.9%)                                  53,925,067
                                                      -----------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS
----------  ----------------------
$  313,698  American Express Co., 6.54%, due
              11/21/00                                    313,698**
   313,698  American Express Co., 6.63%, due
              01/18/01                                    313,698**
   156,849  Bank of America, 6.64%, due 01/16/01          156,849**
   156,849  Bank of Nova Scotia, 6.53%, due 11/27/00      156,849**
   235,273  Bank of Nova Scotia, 6.67%, due 01/05/01      235,273**
   156,849  Bayerische Hypo-Und Vereinsbank AG,
              6.63%, due 02/01/01                         156,849**
   558,743  Fleet National Bank, 6.725%, due
              04/30/01                                    558,743**
 5,072,737  Investors Bank & Trust Depository
              Reserve, 5.82%, due 11/01/00              5,072,737
   925,409  Merrimac Money Market Fund, 6.549%, due
              11/01/00                                    925,409**
 1,000,000  Royal Bank of Scotland, 6.65%, due
              01/08/01                                  1,000,000**
                                                      -----------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $8,890,105) (15.2%)                       8,890,105
                                                      -----------
            TOTAL INVESTMENTS (COST: $54,485,830)
              (107.1%)                                 62,815,172
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-7.1%)                                  (4,171,532)
                                                      -----------
            NET ASSETS (100.0%)                       $58,643,640
                                                      ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
50

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF ASSETS AND LIABILITIES                            OCTOBER 31, 2000

                                TCW GALILEO                                TCW
                                AGGRESSIVE   TCW GALILEO  TCW GALILEO    GALILEO
                                  GROWTH     CONVERTIBLE   EARNINGS     LARGE CAP
                                 EQUITIES    SECURITIES    MOMENTUM      GROWTH
                                   FUND         FUND         FUND         FUND
                                -----------  -----------  -----------  -----------
                                           DOLLAR AMOUNTS IN THOUSANDS
                                            (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value(1)      $  347,882   $   79,595    $  8,144    $   27,923
  Receivables for Securities
    Sold                             1,743          331          --         5,560
  Receivables for Fund Shares
    Sold                               402          722          --             6
  Interest and Dividends
    Receivable                         129          322           5             3
                                ----------   ----------    --------    ----------
    Total Assets                   350,156       80,970       8,149        33,492
                                ----------   ----------    --------    ----------
LIABILITIES
  Payables for Securities
    Purchased                        4,009          575          48         5,727
  Payables for Fund Shares
    Redeemed                         1,009            1          --            --
  Payables Upon Return of
    Securities Loaned
    (Note 3)                        46,755        6,674       1,387         1,142
  Accrued Management Fees              251           46          17             9
  Other Accrued Expenses               102           46          46            50
                                ----------   ----------    --------    ----------
    Total Liabilities               52,126        7,342       1,498         6,928
                                ----------   ----------    --------    ----------
NET ASSETS                      $  298,030   $   73,628    $  6,651    $   26,564
                                ==========   ==========    ========    ==========
NET ASSETS CONSIST OF:
  Paid-in Capital
    (Shareholders' Deficit)     $  135,702   $   53,177    $(11,099)   $   16,117
  Undistributed Net Realized
    Gain on Investments             28,306       13,792      20,980         2,823
  Unrealized Appreciation
    (Depreciation) on
    Investments                    139,693        6,693        (317)        7,878
  Undistributed Net Investment
    (Loss)                          (5,671)          --      (2,913)         (254)
  (Overdistributed) Net
    Investment Income                   --          (34)         --            --
                                ----------   ----------    --------    ----------
NET ASSETS                      $  298,030   $   73,628    $  6,651    $   26,564
                                ==========   ==========    ========    ==========
NET ASSETS ATTRIBUTABLE TO:
  Institutional Class Shares    $  254,452   $   73,628    $  6,651    $   26,247
                                ==========   ==========    ========    ==========
  Advisory Class Shares         $   43,578   $       --    $     --    $      317
                                ==========   ==========    ========    ==========
CAPITAL SHARES OUTSTANDING:
  Institutional Class            9,052,403    4,853,775     423,815     1,460,947
                                ==========   ==========    ========    ==========
  Advisory Class                 1,555,700           --          --        17,671
                                ==========   ==========    ========    ==========
NET ASSET VALUE PER SHARE:
  Institutional Class           $    28.11   $    15.17    $  15.69    $    17.97
                                ==========   ==========    ========    ==========
  Advisory Class                $    28.01   $       --    $     --    $    17.91
                                ==========   ==========    ========    ==========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND, THE TCW GALILEO CONVERTIBLE SECURITIES FUND, THE TCW GALILEO EARNINGS MOMENTUM FUND AND THE TCW GALILEO LARGE CAP GROWTH FUND AT OCTOBER 31, 2000 WAS $208,189, $72,902, $8,461 AND $20,045, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                            OCTOBER 31, 2000

                           TCW GALILEO  TCW GALILEO  TCW GALILEO  TCW GALILEO   TCW GALILEO
                            LARGE CAP     SELECT      SMALL CAP    SMALL CAP       VALUE
                              VALUE      EQUITIES      GROWTH        VALUE     OPPORTUNITIES
                              FUND         FUND         FUND         FUND          FUND
                           -----------  -----------  -----------  -----------  -------------
                                              DOLLAR AMOUNTS IN THOUSANDS
                                              (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at
    Value(1)               $  140,282   $  788,874   $  554,705     $ 1,072     $   62,815
  Receivables for
    Securities Sold             1,583        5,813          204          21            704
  Receivables for Fund
    Shares Sold                    28        2,993        1,952          --              4
  Interest and Dividends
    Receivable                    154          152          287           1             46
  Deferred Organization
    Costs                          --           --           --          --              2
                           ----------   -----------  ----------     -------     ----------
    Total Assets              142,047      797,832      557,148       1,094         63,571
                           ----------   -----------  ----------     -------     ----------
LIABILITIES
  Payables for Securities
    Purchased                   3,122          434       12,843           9          1,011
  Payables for Fund
    Shares Redeemed                --          171          269          --             17
  Payables Upon Return of
    Securities Loaned
    (Note 3)                      586       31,859       75,473          --          3,817
  Accrued Management Fees          57          448          397          --             37
  Other Accrued Expenses           65          219          168           7             45
                           ----------   -----------  ----------     -------     ----------
    Total Liabilities           3,830       33,131       89,150          16          4,927
                           ----------   -----------  ----------     -------     ----------
NET ASSETS                 $  138,217   $  764,701   $  467,998     $ 1,078     $   58,644
                           ==========   ===========  ==========     =======     ==========
NET ASSETS CONSIST OF:
  Paid-in Capital          $  119,707   $  546,670   $  299,156     $ 1,000     $   44,603
  Undistributed Net
    Realized Gain (Loss)
    on Investments             (2,672)      93,915       15,405          22          5,604
  Unrealized Appreciation
    on Investments             20,616      126,888      162,178          56          8,329
  Undistributed Net
    Investment Income
    (Loss)                        566       (2,772)      (8,741)         --            108
                           ----------   -----------  ----------     -------     ----------
NET ASSETS                 $  138,217   $  764,701   $  467,998     $ 1,078     $   58,644
                           ==========   ===========  ==========     =======     ==========
NET ASSETS ATTRIBUTABLE
  TO:
  Institutional Class
    Shares                 $  134,388   $  607,897   $  375,377     $ 1,078     $   58,644
                           ==========   ===========  ==========     =======     ==========
  Advisory Class Shares    $    3,829   $  156,804   $   92,621     $    --     $       --
                           ==========   ===========  ==========     =======     ==========
CAPITAL SHARES
  OUTSTANDING:
  Institutional Class       9,520,656   23,673,384    9,955,437      98,263      3,944,188
                           ==========   ===========  ==========     =======     ==========
  Advisory Class              271,585    6,135,361    2,467,325          --             --
                           ==========   ===========  ==========     =======     ==========
NET ASSET VALUE PER
  SHARE:
  Institutional Class      $    14.12   $    25.68   $    37.71     $ 10.97     $    14.87
                           ==========   ===========  ==========     =======     ==========
  Advisory Class           $    14.10   $    25.56   $    37.54     $    --     $       --
                           ==========   ===========  ==========     =======     ==========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO LARGE CAP VALUE FUND, THE TCW GALILEO SELECT EQUITIES FUND, THE TCW GALILEO SMALL CAP GROWTH FUND, THE TCW GALILEO SMALL CAP VALUE FUND AND THE TCW GALILEO VALUE OPPORTUNITIES FUND AT OCTOBER 31, 2000 WAS $119,666, $661,986, $392,527, $1,016 AND
     $54,486, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF OPERATIONS                             YEAR ENDED OCTOBER 31, 2000

                                TCW GALILEO                               TCW
                                AGGRESSIVE   TCW GALILEO  TCW GALILEO   GALILEO
                                  GROWTH     CONVERTIBLE   EARNINGS    LARGE CAP
                                 EQUITIES    SECURITIES    MOMENTUM     GROWTH
                                   FUND         FUND         FUND        FUND
                                -----------  -----------  -----------  ---------
                                          DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends                       $    97      $   738      $     1     $  107
  Interest                            757        1,547          132         67
                                  -------      -------      -------     ------
    Total                             854        2,285          133        174
                                  -------      -------      -------     ------
EXPENSES:
  Management Fees                   2,744          463          304        166
  Accounting Service Fees              74           28           28         26
  Administration Fees                  80           23           23         17
  Transfer Agent Fees:
    Institutional Class                45           35           34         28
    Advisory Class                     24           --           --         21
  Custodian Fees                        4           11           19          2
  Professional Fees                    49           30           28         27
  Directors' Fees & Expenses           11           11           11         11
  Registration Fees:
    Institutional Class                41           22            1         19
    Advisory Class                     22           --           --         12
  Distributions Fees:
    Advisory Class (Note 6)            55           --           --          1
  Amortization of Deferred
    Organization Costs                 --            1           --         --
  Other                                51           29           20         17
                                  -------      -------      -------     ------
  Total Expenses                    3,200          653          468        347
  Less Expenses Borne by
    Investment Advisor                 14(1)        --            6         33(1)
                                  -------      -------      -------     ------
  Net Expenses                      3,186          653          462        314
                                  -------      -------      -------     ------
  Net Investment Income (Loss)     (2,332)       1,632         (329)      (140)
                                  -------      -------      -------     ------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
    Net Realized Gain on
      Investments                  13,631       11,381       10,848      2,465
    Change in Unrealized
      Appreciation
      (Depreciation) on
      Investments                  49,542        1,582       (8,944)     1,078
                                  -------      -------      -------     ------
    Net Realized and
      Unrealized Gain on
      Investments                  63,173       12,963        1,904      3,543
                                  -------      -------      -------     ------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS       $60,841      $14,595      $ 1,575     $3,403
                                  =======      =======      =======     ======

(1)  RELATES TO ADVISORY CLASS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS                             YEAR ENDED OCTOBER 31, 2000

                           TCW GALILEO  TCW GALILEO  TCW GALILEO  TCW GALILEO   TCW GALILEO
                            LARGE CAP     SELECT      SMALL CAP    SMALL CAP       VALUE
                              VALUE      EQUITIES      GROWTH        VALUE     OPPORTUNITIES
                              FUND         FUND         FUND       FUND (2)        FUND
                           -----------  -----------  -----------  -----------  -------------
                                              DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends(1)               $ 1,154      $ 1,095      $    --        $ 4         $   440
  Interest                       200        1,610        1,695          1             170
                             -------      -------      -------        ---         -------
    Total                      1,354        2,705        1,695          5             610
                             -------      -------      -------        ---         -------
EXPENSES:
  Management Fees                487        3,770        4,430          3             311
  Accounting Service Fees         28          119          115         --              28
  Administration Fees             21          126          125         --              22
  Transfer Agent Fees:
    Institutional Class           39           44           44          8              22
    Advisory Class                21           25           22         --              --
  Custodian Fees                  12            5           25          4               7
  Professional Fees               34           65           63          6              28
  Directors' Fees &
    Expenses                      11           11           11         --              11
  Registration Fees:
    Institutional Class           30           74           71          1               4
    Advisory Class                12           40           15         --              --
  Distributions Fees:
    Advisory Class (Note
      6)                           2          152          108         --              --
  Amortization of
    Deferred Organization
    Costs                         --           --           --         --               1
  Other                           30           63           78          3              15
                             -------      -------      -------        ---         -------
  Total Expenses                 727        4,494        5,107         25             449
  Less Expenses Borne by
    Investment Advisor            30(3)         9(3)        14(3)      17              --
  Less Management Fees
    Waived by Investment
    Advisor                       --           --           --          3              --
                             -------      -------      -------        ---         -------
  Net Expenses                   697        4,485        5,093          5             449
                             -------      -------      -------        ---         -------
  Net Investment Income
    (Loss)                       657       (1,780)      (3,398)        --             161
                             -------      -------      -------        ---         -------
NET REALIZED AND
  UNREALIZED GAIN ON
  INVESTMENTS
    Net Realized Gain on
      Investments                617       52,215       10,009         22           5,631
    Change in Unrealized
      Appreciation on
      Investments             15,901       26,414       31,830         56           8,480
                             -------      -------      -------        ---         -------
    Net Realized and
      Unrealized Gain on
      Investments             16,518       78,629       41,839         78          14,111
                             -------      -------      -------        ---         -------
INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS                 $17,175      $76,849      $38,441        $78         $14,272
                             =======      =======      =======        ===         =======

(1)  NET OF FOREIGN TAXES WITHHELD OF $4 FOR THE TCW GALILEO LARGE CAP VALUE
     FUND.
(2) FOR THE PERIOD JUNE 14, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(3)  RELATES TO ADVISORY CLASS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                   TCW GALILEO        TCW GALILEO
                                AGGRESSIVE GROWTH     CONVERTIBLE
                                  EQUITIES FUND     SECURITIES FUND
                                ------------------  ----------------
                                    YEAR ENDED         YEAR ENDED
                                   OCTOBER 31,        OCTOBER 31,
                                ------------------  ----------------
                                  2000      1999     2000     1999
                                --------  --------  -------  -------
                                    DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)  $ (2,332) $ (1,097) $ 1,632  $ 1,553
  Net Realized Gain on
    Investments                   13,631    32,828   11,381    5,420
  Change in Unrealized
    Appreciation on
    Investments                   49,542    63,049    1,582    4,528
                                --------  --------  -------  -------
  Increase in Net Assets
    Resulting from Operations     60,841    94,780   14,595   11,501
                                --------  --------  -------  -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    Institutional Class               --        --   (1,818)  (1,264)
  Distributions in Excess of
    Net Investment Income:
    Institutional Class               --        --      (34)      --
  Distributions from Net
    Realized Gain:
    Institutional Class          (20,845)  (12,024)  (4,184)  (2,009)
    Advisory Class                  (428)       --       --       --
                                --------  --------  -------  -------
  Total Distributions to
    Shareholders                 (21,273)  (12,024)  (6,036)  (3,273)
                                --------  --------  -------  -------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  Institutional Class             42,704       848   15,239   14,214
  Advisory Class                  45,198     2,052       --       --
                                --------  --------  -------  -------
  Increase in Net Assets
    Resulting from Net Capital
    Share Transactions            87,902     2,900   15,239   14,214
                                --------  --------  -------  -------
  Increase in Net Assets         127,470    85,656   23,798   22,442
NET ASSETS
  Beginning of Year              170,560    84,904   49,830   27,388
                                --------  --------  -------  -------
  End of Year                   $298,030  $170,560  $73,628  $49,830
                                ========  ========  =======  =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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STATEMENTS OF CHANGES IN NET ASSETS

                                   TCW GALILEO        TCW GALILEO
                                     EARNINGS          LARGE CAP
                                  MOMENTUM FUND       GROWTH FUND
                                ------------------  ----------------
                                    YEAR ENDED         YEAR ENDED
                                   OCTOBER 31,        OCTOBER 31,
                                ------------------  ----------------
                                  2000      1999     2000     1999
                                --------  --------  -------  -------
                                    DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment (Loss)         $   (329) $   (364) $  (140) $  (112)
  Net Realized Gain on
    Investments                   10,848    10,386    2,465    1,680
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                   (8,944)     (121)   1,078    4,700
                                --------  --------  -------  -------
  Increase in Net Assets
    Resulting from Operations      1,575     9,901    3,403    6,268
                                --------  --------  -------  -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Realized Gain:
    Institutional Class           (4,748)   (1,596)  (1,329)    (439)
    Advisory Class                    --        --       (5)      --
                                --------  --------  -------  -------
  Total Distributions to
    Shareholders                  (4,748)   (1,596)  (1,334)    (439)
                                --------  --------  -------  -------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  Institutional Class            (12,014)  (18,766)     990    9,542
  Advisory Class                      --        --      255       79
                                --------  --------  -------  -------
  Increase (Decrease) in Net
    Assets Resulting from Net
    Capital Share Transactions   (12,014)  (18,766)   1,245    9,621
                                --------  --------  -------  -------
  Increase (Decrease) in Net
    Assets                       (15,187)  (10,461)   3,314   15,450
NET ASSETS
  Beginning of Year               21,838    32,299   23,250    7,800
                                --------  --------  -------  -------
  End of Year                   $  6,651  $ 21,838  $26,564  $23,250
                                ========  ========  =======  =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                TCW GALILEO LARGE  TCW GALILEO SELECT
                                 CAP VALUE FUND      EQUITIES FUND
                                -----------------  ------------------
                                   YEAR ENDED          YEAR ENDED
                                   OCTOBER 31,        OCTOBER 31,
                                -----------------  ------------------
                                  2000     1999      2000      1999
                                --------  -------  --------  --------
                                     DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)  $    657  $   477  $ (1,780) $   (942)
  Net Realized Gain (Loss) on
    Investments                      617   (3,003)   52,215    21,665
  Change in Unrealized
    Appreciation on
    Investments                   15,901    4,318    26,414    59,270
                                --------  -------  --------  --------
  Increase in Net Assets
    Resulting from Operations     17,175    1,792    76,849    79,993
                                --------  -------  --------  --------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    Institutional Class             (543)     (60)       --        --
    Advisory Class                    (1)      --        --        --
  Distributions from Net
    Realized Gain:
    Institutional Class               --       --   (13,242)  (27,870)
    Advisory Class                    --       --      (891)       --
                                --------  -------  --------  --------
  Total Distributions to
    Shareholders                    (544)     (60)  (14,133)  (27,870)
                                --------  -------  --------  --------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  Institutional Class             51,700   56,990   258,066    53,279
  Advisory Class                   3,594       65   136,262    17,390
                                --------  -------  --------  --------
  Increase in Net Assets
    Resulting from Net Capital
    Share Transactions            55,294   57,055   394,328    70,669
                                --------  -------  --------  --------
  Increase in Net Assets          71,925   58,787   457,044   122,792
NET ASSETS
  Beginning of Year               66,292    7,505   307,657   184,865
                                --------  -------  --------  --------
  End of Year                   $138,217  $66,292  $764,701  $307,657
                                ========  =======  ========  ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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STATEMENTS OF CHANGES IN NET ASSETS

                                                         TCW GALILEO SMALL
                                                          CAP VALUE FUND
                                     TCW GALILEO SMALL   -----------------
                                      CAP GROWTH FUND
                                     ------------------    JUNE 14, 2000
                                         YEAR ENDED        (COMMENCEMENT
                                        OCTOBER 31,       OF OPERATIONS)
                                     ------------------       THROUGH
                                       2000      1999    OCTOBER 31, 2000
                                     --------  --------  -----------------
                                          DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment (Loss)              $ (3,398) $ (1,605)      $   --
  Net Realized Gain on Investments     10,009    20,462           22
  Change in Unrealized Appreciation
    on Investments                     31,830    90,934           56
                                     --------  --------       ------
  Increase in Net Assets Resulting
    from Operations                    38,441   109,791           78
                                     --------  --------       ------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Realized
    Gain:
    Institutional Class               (16,532)   (1,936)          --
    Advisory Class                        (80)       --           --
                                     --------  --------       ------
  Total Distributions to
    Shareholders                      (16,612)   (1,936)          --
                                     --------  --------       ------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  Institutional Class                  99,075    17,017        1,000
  Advisory Class                      105,631       541           --
                                     --------  --------       ------
  Increase in Net Assets Resulting
    from Net Capital Share
    Transactions                      204,706    17,558        1,000
                                     --------  --------       ------
  Increase in Net Assets              226,535   125,413        1,078
NET ASSETS
  Beginning of Year                   241,463   116,050           --
                                     --------  --------       ------
  End of Year                        $467,998  $241,463       $1,078
                                     ========  ========       ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                          TCW GALILEO VALUE
                                          OPPORTUNITIES FUND
                                          ------------------
                                              YEAR ENDED
                                             OCTOBER 31,
                                          ------------------
                                            2000      1999
                                          --------  --------
                                          DOLLAR AMOUNTS IN
                                              THOUSANDS
OPERATIONS
  Net Investment Income (Loss)            $   161   $   (28)
  Net Realized Gain on Investments          5,631     3,685
  Change in Unrealized Appreciation on
    Investments                             8,480     1,766
                                          -------   -------
  Increase in Net Assets Resulting from
    Operations                             14,272     5,423
                                          -------   -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Realized Gain:
    Institutional Class                    (3,131)       --
                                          -------   -------
NET CAPITAL SHARE TRANSACTIONS (NOTE 8)
  Institutional Class                      17,265    (3,819)
                                          -------   -------
  Increase in Net Assets                   28,406     1,604
NET ASSETS
  Beginning of Year                        30,238    28,634
                                          -------   -------
  End of Year                             $58,644   $30,238
                                          =======   =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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NOTES TO FINANCIAL STATEMENTS                                   OCTOBER 31, 2000

NOTE 1 -- ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 21 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds. TCW London International, Limited is a sub-advisor for the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo International Equities Fund and the TCW Galileo Japanese Equities Fund. The advisors are registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives and policies. Investors Bank & Trust Company serves as the administrator of the Funds.

The Funds' financial statements are separated into three reports: 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds. However, all Funds are listed below along with their investment objectives, and are currently offered by the Company.

U.S. EQUITIES

TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
CONVERTIBLE SECURITIES FUND
TCW Galileo Convertible Securities Fund             Seeks high total return from current income and
                                                    capital appreciation through investment principal-
                                                    ly in convertible securities.
NON-DIVERSIFIED U.S. EQUITY FUNDS
TCW Galileo Aggressive Growth Equities Fund         Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    medium capitalization companies.
TCW Galileo Earnings Momentum Fund                  Seeks capital appreciation by investing primarily
                                                    in publicly traded equity securities of companies
                                                    experiencing or expected to experience accelerat-
                                                    ing earnings growth.
TCW Galileo Large Cap Growth Fund                   Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    large capitalization U.S. companies with above av-
                                                    erage earnings prospects.
TCW Galileo Large Cap Value Fund                    Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    large capitalization companies.
TCW Galileo Select Equities Fund                    Emphasizes capital appreciation and preservation
                                                    with focus on long-term results.
TCW Galileo Small Cap Growth Fund                   Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    smaller capitalization growth companies.

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TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 1 -- ORGANIZATION (CONTINUED)

TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
NON-DIVERSIFIED U.S. EQUITY FUNDS
TCW Galileo Small Cap Value Fund                    Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    smaller capitalization value companies.
TCW Galileo Value Opportunities Fund                Seeks capital appreciation by investing at least
                                                    65% of its total assets, under normal circum-
                                                    stances, in publicly traded equity securities
                                                    issued by small and medium companies with market
                                                    capitalization at the time of purchase between
                                                    $500 million and $5 billion.

U.S. FIXED INCOME
TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
TCW Galileo Money Market Fund                       Seeks current income, preservation of capital and
                                                    liquidity by investing in short-term money market
                                                    securities.
DIVERSIFIED FIXED INCOME FUNDS
TCW Galileo Core Fixed Income Fund                  Seeks capital appreciation and income by invest-
                                                    ing principally in core fixed income securities
                                                    emphasizing high quality and liquid investments.
TCW Galileo High Yield Bond Fund                    Seeks high current income by investing principally
                                                    in high yield fixed income securities.
TCW Galileo Mortgage-Backed Securities Fund         Seeks income by investing primarily in short-term
                                                    mortgage-backed securities.
TCW Galileo Total Return Mortgage-Backed            Seeks income by investing primarily in long-term
  Securities Fund                                   mortgage-backed securities.

INTERNATIONAL
TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
NON-DIVERSIFIED INTERNATIONAL EQUITY FUNDS
TCW Galileo Asia Pacific Equities Fund              Seeks long-term capital appreciation by investing
                                                    primarily in equity securities of companies in the
                                                    Asia Pacific region.
TCW Galileo Emerging Markets Equities Fund          Seeks long-term capital appreciation by investing
                                                    in equity securities of companies in emerging mar-
                                                    ket countries around the world.
TCW Galileo European Equities Fund                  Seeks long-term capital appreciation by investing
                                                    primarily in the securities of issuers located in
                                                    Europe.
TCW Galileo International Equities Fund             Seeks long-term capital appreciation by investing
                                                    in a mix of underlying TCW Galileo Funds.

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                                                                OCTOBER 31, 2000

TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
NON-DIVERSIFIED INTERNATIONAL EQUITY FUNDS
TCW Galileo Japanese Equities Fund                  Seeks long-term capital appreciation by investing
                                                    primarily in Japanese equity securities.
TCW Galileo Latin America Equities Fund             Seeks long-term capital appreciation by investing
                                                    primarily in Latin American equity securities.
NON-DIVERSIFIED FIXED INCOME FUND
TCW Galileo Emerging Markets Income Fund            Seeks high total return from capital appreciation
                                                    and current income by investing at least 65% of
                                                    its total assets in debt securities issued or
                                                    guaranteed by companies, financial institutions,
                                                    and government entities in emerging market
                                                    countries.

The TCW Galileo Small Cap Value Fund commenced operations on June 14, 2000 as a new TCW Galileo Fund. Currently, it is not being offered to the general public.

Nine funds (TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Select Equities Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Total Return Mortgage-Backed Securities Fund and TCW Galileo European Equities Fund) offer two classes of shares, Institutional Class shares and Advisory Class shares. Shares of each class of the Funds represent an equal pro rata interest in the Funds and generally give the shareholder the same voting, dividend, liquidation, and other rights. The Institutional Class shares are offered at the current net asset value. The Advisory Class shares are also offered at the current net asset value, but are subject to fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Effective November 1, 2000, the TCW Galileo Value Opportunities Fund began offering Advisory Class shares. Also, the TCW Galileo Technology Fund commenced operations on November 1, 2000 offering Advisory Class shares.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

63
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TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see
Note 3).

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the year ended October 31, 2000.

DEFERRED ORGANIZATION COSTS: Organizational costs of approximately $4,000 and $5,000 for the TCW Galileo Convertible Securities Fund, and the TCW Galileo Value Opportunities Fund, respectively, have been deferred and are being amortized on a straight line basis over a five-year period from the commencement of operations. Organizational costs for all other U.S. Equities funds have been fully amortized or were de minimus and expensed as incurred.

Upon formation of the Funds, the Company sold and issued to the Advisor 10,008 shares of common stock (one share each of the TCW Galileo Convertible Securities Fund, the TCW Galileo Aggressive Growth Equities Fund, the TCW Galileo Small Cap Growth Fund, and the TCW Galileo Value Opportunities Fund, and 2,000 shares each of the other two funds, collectively the "Initial Shares"). In the event the Advisor redeems any of its Initial Shares from one or more of the Funds prior to the end of the five-year period, the proceeds of the redemption

64
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                                                                OCTOBER 31, 2000

payable in respect of such shares will be reduced by any unamortized organization costs in the same ratio as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of the redemption.

USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

ALLOCATION OF OPERATING ACTIVITY: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to that class' operations (see Note 6). All other expenses are charged to each Fund as incurred on a specific identification basis.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Standard/Daylight Time.

DIVIDENDS AND DISTRIBUTIONS: The TCW Galileo Convertible Securities Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other equity funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

NOTE 3 -- SECURITY LENDING

The Funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of October 31, 2000.

                                                                          SECURITIES
                                      MARKET VALUE OF                      LENDING
                                     LOANED SECURITIES  COLLATERAL VALUE   INCOME*
                                     -----------------  ----------------  ----------
TCW Galileo Aggressive Growth
  Equities Fund                         $44,823,758       $46,755,337      $142,685
TCW Galileo Convertible Securities
  Fund                                    6,454,262         6,673,690         7,817
TCW Galileo Earnings Momentum Fund        1,339,137         1,386,799        29,321
TCW Galileo Large Cap Growth Fund         1,109,166         1,142,250         7,845
TCW Galileo Large Cap Value Fund            570,251           585,846         9,453
TCW Galileo Select Equities Fund         30,875,409        31,859,318       286,648
TCW Galileo Small Cap Growth Fund        73,105,692        75,473,448       233,570
TCW Galileo Value Opportunities
  Fund                                    3,682,940         3,817,368        13,937

  *  NET OF BROKER FEES.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 -- SECURITY LENDING (CONTINUED)

Securities lending income is included in interest income in the Statements of Operations.

NOTE 4 -- FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At October 31, 2000, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                TCW GALILEO
                                AGGRESSIVE   TCW GALILEO  TCW GALILEO  TCW GALILEO
                                  GROWTH     CONVERTIBLE   EARNINGS     LARGE CAP
                                 EQUITIES    SECURITIES    MOMENTUM      GROWTH
                                   FUND         FUND         FUND         FUND
                                -----------  -----------  -----------  -----------
Unrealized Appreciation          $149,656     $  9,538     $  1,727      $ 7,944
Unrealized (Depreciation)          (9,963)      (3,303)      (2,075)        (155)
                                 --------     --------     --------      -------
Net Unrealized Appreciation
  (Depreciation)                 $139,693     $  6,235     $   (348)     $ 7,789
                                 ========     ========     ========      =======
Cost of Investments for
  Federal Income Tax Purposes    $208,189     $ 73,360     $  8,492      $20,134
                                 ========     ========     ========      =======

                                TCW GALILEO  TCW GALILEO  TCW GALILEO  TCW GALILEO
                                 LARGE CAP     SELECT      SMALL CAP    SMALL CAP
                                   VALUE      EQUITIES      GROWTH        VALUE
                                   FUND         FUND         FUND         FUND
                                -----------  -----------  -----------  -----------
Unrealized Appreciation          $ 23,124     $187,404     $197,036      $   136
Unrealized (Depreciation)          (3,098)     (61,960)     (35,534)         (81)
                                 --------     --------     --------      -------
Net Unrealized Appreciation      $ 20,026     $125,444     $161,502      $    55
                                 ========     ========     ========      =======
Cost of Investments for
  Federal Income Tax Purposes    $120,255     $663,430     $393,203      $ 1,017
                                 ========     ========     ========      =======

                                 TCW GALILEO
                                    VALUE
                                OPPORTUNITIES
                                    FUND
                                -------------
Unrealized Appreciation            $  9,491
Unrealized (Depreciation)            (1,320)
                                   --------
Net Unrealized Appreciation        $  8,171
                                   ========
Cost of Investments for
  Federal Income Tax Purposes      $ 54,644
                                   ========

At October 31, 2000, the TCW Galileo Large Cap Value Fund had net realized loss carryforwards for federal income tax purposes of $11, $1,081 and $417 (amounts in thousands) expiring in 2006, 2007 and 2008, respectively.

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                                                                OCTOBER 31, 2000

NOTE 5 -- FUND EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Galileo Aggressive Growth Equities Fund          1.00%
TCW Galileo Convertible Securities Fund              0.75%
TCW Galileo Earnings Momentum Fund                   1.00%
TCW Galileo Large Cap Growth Fund                    0.55%
TCW Galileo Large Cap Value Fund                     0.55%
TCW Galileo Select Equities Fund                     0.75%
TCW Galileo Small Cap Growth Fund                    1.00%
TCW Galileo Small Cap Value Fund                     1.00%*
TCW Galileo Value Opportunities Fund                 0.80%

  *  CURRENTLY, THE ADVISOR IS WAIVING THE MANAGEMENT FEE.

The ordinary operating expenses for all Funds (each share class) are limited to the average total expense ratio as reported by Lipper Analytical Services, Inc. for each Fund's respective investment objective, which is subject to change on a monthly basis. At October 31, 2000, the expense ratios reported by Lipper Analytical Services, Inc. as they relate to the investment objective applicable to each Fund were:

TCW Galileo Aggressive Growth Equities Fund          1.52%
TCW Galileo Convertible Securities Fund              1.50%
TCW Galileo Earnings Momentum Fund                   1.65%
TCW Galileo Large Cap Growth Fund                    1.45%
TCW Galileo Large Cap Value Fund                     1.31%
TCW Galileo Select Equities Fund                     1.45%
TCW Galileo Small Cap Growth Fund                    1.52%
TCW Galileo Small Cap Value Fund                     1.54%
TCW Galileo Value Opportunities Fund                 1.48%

Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

NOTE 6 -- DISTRIBUTION PLAN

The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Advisory Class shares of each Fund. Under the terms of the Distribution Plan, each Fund compensates the distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Advisory Class shares for distribution and related services.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the year ended October 31, 2000, were as follows (amounts in thousands):

                                   TCW GALILEO       TCW GALILEO       TCW GALILEO       TCW GALILEO
                                AGGRESSIVE GROWTH    CONVERTIBLE    EARNINGS MOMENTUM  LARGE CAP GROWTH
                                  EQUITIES FUND    SECURITIES FUND        FUND               FUND
                                -----------------  ---------------  -----------------  ----------------
Purchases at Cost                    $164,365          $122,032          $ 41,424          $33,301
                                     ========          ========          ========          =======
Sales Proceeds                       $116,240          $114,353          $ 61,139          $33,299
                                     ========          ========          ========          =======

                                  TCW GALILEO      TCW GALILEO      TCW GALILEO       TCW GALILEO
                                LARGE CAP VALUE  SELECT EQUITIES  SMALL CAP GROWTH  SMALL CAP VALUE
                                     FUND             FUND              FUND             FUND
                                ---------------  ---------------  ----------------  ---------------
Purchases at Cost                   $148,056         $611,090         $347,149          $  1,292
                                    ========         ========         ========          ========
Sales Proceeds                      $ 93,944         $253,465         $207,495          $    301
                                    ========         ========         ========          ========

                                 TCW GALILEO
                                    VALUE
                                OPPORTUNITIES
                                    FUND
                                -------------
Purchases at Cost                  $ 61,161
                                   ========
Sales Proceeds                     $ 50,199
                                   ========

There were no purchases or sales of U.S. Government Securities for the year ended October 31, 2000.

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transaction in each Fund's shares were as follows:

TCW GALILEO AGGRESSIVE GROWTH           YEAR ENDED                   YEAR ENDED
EQUITIES FUND                        OCTOBER 31, 2000             OCTOBER 31, 1999
INSTITUTIONAL CLASS             --------------------------  -----------------------------
                                                AMOUNT                         AMOUNT
                                  SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                ----------  --------------  -------------  --------------
Shares Sold                      4,004,832    $ 122,909       3,217,826       $ 61,670
Shares Issued upon
  Reinvestment of Dividends        791,005       19,591         897,111         11,286
Shares Redeemed                 (3,289,641)     (99,796)     (4,048,436)       (72,108)
                                ----------    ---------      ----------       --------
Net Increase                     1,506,196    $  42,704          66,501       $    848
                                ==========    =========      ==========       ========

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

TCW GALILEO AGGRESSIVE GROWTH           YEAR ENDED                  PERIOD ENDED
EQUITIES FUND                        OCTOBER 31, 2000           OCTOBER 31, 1999 (1)
ADVISORY CLASS                  --------------------------  -----------------------------
                                                AMOUNT                         AMOUNT
                                  SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                ----------  --------------  -------------  --------------
Shares Sold                      1,780,163    $  55,024         177,921       $  3,453
Shares Issued upon
  Reinvestment of Dividends         17,223          485              --             --
Shares Redeemed                   (347,953)     (10,311)        (71,654)        (1,401)
                                ----------    ---------      ----------       --------
Net Increase                     1,449,433    $  45,198         106,267       $  2,052
                                ==========    =========      ==========       ========

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999.

TCW GALILEO CONVERTIBLE
SECURITIES FUND                         YEAR ENDED                   YEAR ENDED
                                     OCTOBER 31, 2000             OCTOBER 31, 1999
                                --------------------------  -----------------------------
                                                AMOUNT                         AMOUNT
                                  SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                ----------  --------------  -------------  --------------
Shares Sold                      1,425,345    $  23,018       2,763,917       $ 31,234
Shares Issued upon
  Reinvestment of Dividends        385,856        5,234         266,413          2,893
Shares Redeemed                   (894,653)     (13,013)     (1,692,831)       (19,913)
                                ----------    ---------      ----------       --------
Net Increase                       916,548    $  15,239       1,337,499       $ 14,214
                                ==========    =========      ==========       ========

TCW GALILEO EARNINGS
MOMENTUM FUND                           YEAR ENDED                   YEAR ENDED
                                     OCTOBER 31, 2000             OCTOBER 31, 1999
                                --------------------------  -----------------------------
                                                AMOUNT                         AMOUNT
                                  SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                ----------  --------------  -------------  --------------
Shares Sold                         86,976    $   1,839         110,213       $  1,249
Shares Issued upon
  Reinvestment of Dividends        300,226        7,556         132,982          1,471
Shares Redeemed                 (1,407,640)     (21,409)     (1,856,416)       (21,486)
                                ----------    ---------      ----------       --------
Net (Decrease)                  (1,020,438)   $ (12,014)     (1,613,221)      $(18,766)
                                ==========    =========      ==========       ========

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

TCW GALILEO LARGE CAP GROWTH FUND
INSTITUTIONAL CLASS                         YEAR ENDED                   YEAR ENDED
                                         OCTOBER 31, 2000             OCTOBER 31, 1999
                                    --------------------------  -----------------------------
                                                    AMOUNT                         AMOUNT
                                      SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                    ----------  --------------  -------------  --------------
Shares Sold                            293,600    $   5,695         961,287       $ 13,683
Shares Issued upon Reinvestment of
  Dividends                             64,995        1,117          36,641            439
Shares Redeemed                       (294,592)      (5,822)       (298,866)        (4,580)
                                    ----------    ---------      ----------       --------
Net Increase                            64,003    $     990         699,062       $  9,542
                                    ==========    =========      ==========       ========

TCW GALILEO LARGE CAP GROWTH FUND
ADVISORY CLASS                              YEAR ENDED                  PERIOD ENDED
                                         OCTOBER 31, 2000           OCTOBER 31, 1999 (1)
                                    --------------------------  -----------------------------
                                                    AMOUNT                         AMOUNT
                                      SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                    ----------  --------------  -------------  --------------
Shares Sold                             19,725    $     379           5,290       $     81
Shares Issued upon Reinvestment of
  Dividends                                278           25              --             --
Shares Redeemed                         (7,493)        (149)           (129)            (2)
                                    ----------    ---------      ----------       --------
Net Increase                            12,510    $     255           5,161       $     79
                                    ==========    =========      ==========       ========

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999.

TCW GALILEO LARGE CAP VALUE FUND
INSTITUTIONAL CLASS                        YEAR ENDED                   YEAR ENDED
                                        OCTOBER 31, 2000             OCTOBER 31, 1999
                                   --------------------------  -----------------------------
                                                   AMOUNT                         AMOUNT
                                     SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                   ----------  --------------  -------------  --------------
Shares Sold                         5,371,969    $  69,549       8,030,981       $ 92,437
Shares Issued upon Reinvestment
  of Dividends                         23,554          285           2,910             30
Shares Redeemed                    (1,480,796)     (18,134)     (3,169,587)       (35,477)
                                   ----------    ---------      ----------       --------
Net Increase                        3,914,727    $  51,700       4,864,304       $ 56,990
                                   ==========    =========      ==========       ========

TCW GALILEO LARGE CAP VALUE FUND
ADVISORY CLASS                             YEAR ENDED                  PERIOD ENDED
                                        OCTOBER 31, 2000           OCTOBER 31, 1999 (1)
                                   --------------------------  -----------------------------
                                                   AMOUNT                         AMOUNT
                                     SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                   ----------  --------------  -------------  --------------
Shares Sold                           284,746    $   3,834          13,353       $    167
Shares Issued upon Reinvestment
  of Dividends                             19           --              --             --
Shares Redeemed                       (18,152)        (240)         (8,381)          (102)
                                   ----------    ---------      ----------       --------
Net Increase                          266,613    $   3,594           4,972       $     65
                                   ==========    =========      ==========       ========

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

TCW GALILEO SELECT EQUITIES FUND
INSTITUTIONAL CLASS                        YEAR ENDED                   YEAR ENDED
                                        OCTOBER 31, 2000             OCTOBER 31, 1999
                                   --------------------------  -----------------------------
                                                   AMOUNT                         AMOUNT
                                     SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                   ----------  --------------  -------------  --------------
Shares Sold                        15,908,847    $ 409,792       6,400,424       $120,104
Shares Issued upon Reinvestment
  of Dividends                        472,656       10,251       1,613,101         24,632
Shares Redeemed                    (6,655,554)    (161,977)     (5,012,731)       (91,457)
                                   ----------    ---------      ----------       --------
Net Increase                        9,725,949    $ 258,066       3,000,794       $ 53,279
                                   ==========    =========      ==========       ========

TCW GALILEO SELECT EQUITIES FUND
ADVISORY CLASS                             YEAR ENDED                  PERIOD ENDED
                                        OCTOBER 31, 2000           OCTOBER 31, 1999 (1)
                                   --------------------------  -----------------------------
                                                   AMOUNT                         AMOUNT
                                     SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                   ----------  --------------  -------------  --------------
Shares Sold                         5,833,644    $ 151,761       1,018,247       $ 19,178
Shares Issued upon Reinvestment
  of Dividends                         40,661          927              --             --
Shares Redeemed                      (663,718)     (16,426)        (93,473)        (1,788)
                                   ----------    ---------      ----------       --------
Net Increase                        5,210,587    $ 136,262         924,774       $ 17,390
                                   ==========    =========      ==========       ========

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999.

TCW GALILEO SMALL CAP GROWTH FUND
INSTITUTIONAL CLASS                         YEAR ENDED                   YEAR ENDED
                                         OCTOBER 31, 2000             OCTOBER 31, 1999
                                    --------------------------  -----------------------------
                                                    AMOUNT                         AMOUNT
                                      SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                    ----------  --------------  -------------  --------------
Shares Sold                          7,586,939    $ 336,830       2,977,400       $ 68,370
Shares Issued upon Reinvestment of
  Dividends                            417,754       15,840         100,650          1,878
Shares Redeemed                     (5,863,737)    (253,595)     (2,307,584)       (53,231)
                                    ----------    ---------      ----------       --------
Net Increase                         2,140,956    $  99,075         770,466       $ 17,017
                                    ==========    =========      ==========       ========

TCW GALILEO SMALL CAP GROWTH FUND
ADVISORY CLASS                              YEAR ENDED                  PERIOD ENDED
                                         OCTOBER 31, 2000           OCTOBER 31, 1999 (1)
                                    --------------------------  -----------------------------
                                                    AMOUNT                         AMOUNT
                                      SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                    ----------  --------------  -------------  --------------
Shares Sold                          2,895,479    $ 123,734          21,894       $    543
Shares Issued upon Reinvestment of
  Dividends                              2,092          151              --             --
Shares Redeemed                       (452,066)     (18,254)            (74)            (2)
                                    ----------    ---------      ----------       --------
Net Increase                         2,445,505    $ 105,631          21,820       $    541
                                    ==========    =========      ==========       ========

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

TCW GALILEO SMALL CAP VALUE FUND
                                                JUNE 14, 2000
                                              (COMMENCEMENT OF
                                             OPERATIONS) THROUGH
                                              OCTOBER 31, 2000
                                          -------------------------
                                                         AMOUNT
                                           SHARES    (IN THOUSANDS)
                                          ---------  --------------
Shares Sold                                  98,263     $ 1,000
                                          ---------     -------
Net Increase                                 98,263     $ 1,000
                                          =========     =======

TCW GALILEO VALUE OPPORTUNITIES FUND
                                             YEAR ENDED                   YEAR ENDED
                                          OCTOBER 31, 2000             OCTOBER 31, 1999
                                      -------------------------  ----------------------------
                                                     AMOUNT                        AMOUNT
                                       SHARES    (IN THOUSANDS)     SHARES     (IN THOUSANDS)
                                      ---------  --------------  ------------  --------------
Shares Sold                           1,767,014     $23,290         334,352       $ 3,783
Shares Issued upon Reinvestment of
  Dividends                             274,811       2,940              --            --
Shares Redeemed                        (789,260)     (8,965)       (742,180)       (7,602)
                                      ---------     -------        --------       -------
Net Increase (Decrease)               1,252,565     $17,265        (407,828)      $(3,819)
                                      =========     =======        ========       =======

NOTE 9 -- RESTRICTED SECURITIES

The following restricted securities held by the Funds as of October 31, 2000, were valued both at the date of acquisition and October 31, 2000, in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

TCW GALILEO CONVERTIBLE SECURITIES FUND:

PRINCIPAL
AMOUNT OR
NUMBER OF                                          DATE OF
  SHARES    INVESTMENT                           ACQUISITION     COST
----------  -----------------------------------  -----------  ----------
$  690,000  Akamai Technologies, Inc., (144A),     06/15/00   $  675,001
            5.5%, due 07/01/07
 1,765,000  ASM Lithography Holding N.V.,          11/19/99    1,853,545
            (144A), 4.25%, due 11/30/04
   820,000  BEA Systems, Inc., (144A), 4%, due     12/14/99    1,035,658
            12/15/06
   580,000  Burr-Brown Corp., (144A), 4.25%,       02/18/00      585,600
            due 02/15/07
   730,000  Charter Communications, Inc.,          10/25/00      730,000
            Exchangeable Charter
            Communications, Inc., (144A),
            5.75%, due 10/15/05
 1,300,000  E*TRADE Group, Inc., (144A), 6%,       02/02/00    1,264,482
            due 02/01/07
   660,000  Echostar Communications Corp.,         12/03/99      660,000
            (144A), 4.875%, due 01/01/07
   550,000  Exchangeable Certificates Corp.,       07/16/99      557,476
            (144A), 0.25%, due 07/17/06
   795,000  Exodus Communications, Inc.,           12/02/99      796,900
            (144A), 4.75%, due 07/15/08
   830,000  Interpublic Group of Companies,        06/01/99      727,329
            Inc., (144A), 1.87%, due 06/01/06
   385,000  Kestrel Solutions, (144A), 5.5%,       07/20/00      385,000
            due 07/15/05
   635,000  Mercury Interactive Corp., (144A),     06/27/00      663,500
            4.75%, due 07/01/07
   235,000  Nextel Communications, Inc.,           09/05/00      228,181
            (144A), 5.25%, due 01/15/10
    12,000  QBE Insurance Group, (144A), $4.00     08/01/00      605,000
     1,300  Radio One, Inc., (144A), $65.00        07/11/00    1,170,000
   485,000  Rational Software Corp., (144A),       01/27/00      485,000
            5%, due 02/01/07
 1,885,000  Roche Holdings, Inc., Exchangeable     01/12/00    1,395,341
            Genentech, Inc., (144A), 0%, due
            01/19/15
 1,535,000  Sanmina Corp., Exchangeable Sanmina    10/11/00      606,649
            Corp., (144A), 0%, due 09/12/20
   390,000  Siebel Systems, Inc., (144A), 5.5%,    09/21/99      390,501
            due 09/15/06
   935,000  Transwitch Corp., (144A), 4.5%, due    09/06/00      944,451
            09/12/05
 2,625,000  Vitesse Semiconductor Corp.,           03/07/00    2,428,924
            (144A), 4%, due 03/15/05

The total value of restricted securities is $21,008,543, which represents 28.5% of net assets of the Fund at October 31, 2000.

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

                                                                                         JUNE 3, 1996
                                                                                        (COMMENCEMENT
                                                  YEAR ENDED OCTOBER 31,                OF OPERATIONS)
                                       --------------------------------------------        THROUGH
                                         2000        1999        1998        1997      OCTOBER 31, 1996
                                       --------    --------    --------    --------    ----------------
Net Asset Value per Share,
  Beginning of Period                  $  22.29    $  11.35    $  9.40     $   9.19        $ 10.00
                                       --------    --------    -------     --------        -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment (Loss)                     (0.25)      (0.14)     (0.11)       (0.08)         (0.03)
Net Realized and Unrealized Gain
  (Loss) on Investments                    8.80       12.68       2.06         0.29          (0.78)
                                       --------    --------    -------     --------        -------
Total from Investment Operations           8.55       12.54       1.95         0.21          (0.81)
                                       --------    --------    -------     --------        -------
LESS DISTRIBUTIONS:
Distributions from Net Realized
  Gain                                    (2.73)      (1.60)        --           --             --
                                       --------    --------    -------     --------        -------
Net Asset Value per Share, End of
  Period                               $  28.11    $  22.29    $ 11.35     $   9.40        $  9.19
                                       ========    ========    =======     ========        =======
Total Return                              40.14%     121.34%     20.74%        2.28%         (8.10)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                           $254,452    $168,193    $84,904     $135,850        $92,430
Ratio of Expenses to Average Net
  Assets                                   1.13%       1.14%      1.17%        1.12%          1.20% (2)(3)
Ratio of Net Investment (Loss) to
  Average Net Assets                      (0.82)%     (0.79)%    (1.03)%      (0.86)%        (0.80)% (2)
Portfolio Turnover Rate                   44.85%      64.12%     55.36%       50.45%         19.19% (1)

                  (1)   FOR THE PERIOD JUNE 3, 1996 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 31, 1996 AND NOT INDICATIVE OF A FULL YEAR'S
                        OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND TO 1.20% OF NET ASSETS THROUGH DECEMBER
                        31, 1996. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED
                        OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS,
                        WOULD HAVE BEEN 1.27% FOR THE PERIOD JUNE 3, 1996
                        (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1996.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------
ADVISORY CLASS
FINANCIAL HIGHLIGHTS

                                                                                MARCH 1, 1999
                                                                              (COMMENCEMENT OF
                                                             YEAR ENDED     OFFERING OF ADVISORY
                                                             OCTOBER 31,    CLASS SHARES) THROUGH
                                                                2000          OCTOBER 31, 1999
                                                             -----------    ---------------------
Net Asset Value per Share, Beginning of Period                 $ 22.27             $16.07
                                                               -------             ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                                            (0.35)             (0.12)
Net Realized and Unrealized Gain on Investments                   8.82               6.32
                                                               -------             ------
Total from Investment Operations                                  8.47               6.20
                                                               -------             ------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                             (2.73)                --
                                                               -------             ------
Net Asset Value per Share, End of Period                       $ 28.01             $22.27
                                                               =======             ======
Total Return                                                     39.68%             38.58% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $43,578             $2,367
Ratio of Net Expenses to Average Net Assets                       1.48%(3)           1.47% (2)(3)
Ratio of Net Investment (Loss) to Average Net Assets             (1.15)%            (0.92)% (2)
Portfolio Turnover Rate                                          44.85%             64.12% (1)

                  (1)   FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF
                        ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT
                        INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF
                        THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE
                        FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL
                        ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE
                        NET ASSETS, WOULD HAVE BEEN 1.53% FOR THE YEAR ENDED OCTOBER
                        31, 2000 AND 6.83% FOR THE PERIOD MARCH 1, 1999
                        (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH
                        OCTOBER 31, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CONVERTIBLE SECURITIES FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                       JANUARY 2, 1997
                                                                                        (COMMENCEMENT
                                                        YEAR ENDED OCTOBER 31,          OF OPERATIONS)
                                                   --------------------------------        THROUGH
                                                     2000        1999        1998      OCTOBER 31, 1997
                                                   --------    --------    --------    ----------------
Net Asset Value per Share, Beginning of Period     $ 12.66     $ 10.53     $ 11.41         $ 10.00
                                                   -------     -------     -------         -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income                                 0.40        0.41        0.37            0.31
Net Realized and Unrealized Gain (Loss) on
  Investments                                         3.63        2.56       (0.08)           1.43
                                                   -------     -------     -------         -------
Total from Investment Operations                      4.03        2.97        0.29            1.74
                                                   -------     -------     -------         -------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income             (0.40)      (0.34)      (0.37)          (0.33)
Distributions in Excess of Net Investment
  Income                                             (0.05)         --       (0.05)             --
Distributions from Net Realized Gain                 (1.07)      (0.50)      (0.75)             --
                                                   -------     -------     -------         -------
Total Distributions                                  (1.52)      (0.84)      (1.17)          (0.33)
                                                   -------     -------     -------         -------
Net Asset Value per Share, End of Period           $ 15.17     $ 12.66     $ 10.53         $ 11.41
                                                   =======     =======     =======         =======
Total Return                                         33.59%      29.68%       2.69%          17.66% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)           $73,628     $49,830     $27,388         $36,890
Ratio of Expenses to Average Net Assets               1.06%       1.03%       1.05%(3)        0.95% (2)(3)
Ratio of Net Investment Income to Average Net
  Assets                                              2.64%       3.53%       3.34%           3.54% (2)(3)
Portfolio Turnover Rate                             193.02%     150.91%     139.65%         141.43% (1)

                  (1)   FOR THE PERIOD JANUARY 2, 1997 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 31, 1997 AND NOT INDICATIVE OF A FULL YEAR'S
                        OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND TO 0.95% OF NET ASSETS THROUGH OCTOBER
                        31, 1997 AND 1.05% OF NET ASSETS THROUGH DECEMBER 31, 1998.
                        HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING
                        EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE
                        BEEN 1.16% FOR THE YEAR ENDED OCTOBER 31, 1998 AND 1.51% FOR
                        THE PERIOD JANUARY 2, 1997 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 31, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EARNINGS MOMENTUM FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                   YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------------------
                                                2000          1999          1998          1997          1996
                                              --------      --------      --------      --------      --------
Net Asset Value per Share, Beginning of Year   $15.12       $ 10.56       $ 13.87       $  13.01      $ 11.47
                                               ------       -------       -------       --------      -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                           (0.19)        (0.16)        (0.14)         (0.12)       (0.11)
Net Realized and Unrealized Gain (Loss) on
  Investments                                    4.11          5.26         (2.20)          1.98         1.72
                                               ------       -------       -------       --------      -------
Total from Investment Operations                 3.92          5.10         (2.34)          1.86         1.61
                                               ------       -------       -------       --------      -------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain            (3.35)        (0.54)        (0.97)         (1.00)       (0.07)
                                               ------       -------       -------       --------      -------
Net Asset Value per Share, End of Year         $15.69       $ 15.12       $ 10.56       $  13.87      $ 13.01
                                               ======       =======       =======       ========      =======
Total Return                                    26.67%        50.23%       (17.76)%        15.53%       13.99%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)         $6,651       $21,838       $32,299       $101,667      $77,994
Ratio of Net Expenses to Average Net Assets      1.52%(1)      1.46%         1.27%          1.17%        1.13%(1)
Ratio of Net Investment (Loss) to Average
  Net Assets                                    (1.08)%       (1.30)%       (1.10)%        (0.96)%      (0.82)%
Portfolio Turnover Rate                        152.72%       118.87%        51.25%         93.06%       99.03%

                  (1)   THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND TO 1.14% OF NET ASSETS THROUGH DECEMBER
                        31, 1995 AND AS DISCLOSED IN NOTE 5 OF THE NOTES TO
                        FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL
                        ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE
                        NET ASSETS, WOULD HAVE BEEN 1.54% FOR THE YEAR ENDED OCTOBER
                        31, 2000 AND 1.14% FOR THE YEAR ENDED OCTOBER 31, 1996.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

                                                                                      JUNE 3, 1998
                                                                 YEAR ENDED          (COMMENCEMENT
                                                                OCTOBER 31,          OF OPERATIONS)
                                                            --------------------        THROUGH
                                                              2000        1999      OCTOBER 31, 1998
                                                            --------    --------    ----------------
Net Asset Value per Share, Beginning of Period              $ 16.58     $ 11.18          $10.00
                                                            -------     -------          ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                                         (0.09)      (0.09)             --
Net Realized and Unrealized Gain on Investments                2.42        6.00            1.18
                                                            -------     -------          ------
Total from Investment Operations                               2.33        5.91            1.18
                                                            -------     -------          ------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                          (0.94)      (0.51)             --
                                                            -------     -------          ------
Net Asset Value per Share, End of Period                    $ 17.97     $ 16.58          $11.18
                                                            =======     =======          ======
Total Return                                                  13.97%      54.59%          11.80% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                    $26,247     $23,164          $7,800
Ratio of Expenses to Average Net Assets                        1.04%       1.30%           0.91% (2)(3)
Ratio of Net Investment (Loss) to Average Net Assets          (0.46)%     (0.64)%         (0.07)% (2)
Portfolio Turnover Rate                                      113.62%      78.02%          50.76% (1)

                  (1)   FOR THE PERIOD JUNE 3, 1998 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL
                        YEAR'S OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO
                        THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN,
                        TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE
                        AVERAGE NET ASSETS, WOULD HAVE BEEN 2.53% FOR THE PERIOD
                        JUNE 3, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER
                        31, 1998.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------
ADVISORY CLASS
FINANCIAL HIGHLIGHTS

                                                                                MARCH 1, 1999
                                                                              (COMMENCEMENT OF
                                                             YEAR ENDED     OFFERING OF ADVISORY
                                                             OCTOBER 31,    CLASS SHARES) THROUGH
                                                                2000          OCTOBER 31, 1999
                                                             -----------    ---------------------
Net Asset Value per Share, Beginning of Period                 $16.60              $13.70
                                                               ------              ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                                           (0.17)              (0.08)
Net Realized and Unrealized Gain on Investments                  2.42                2.98
                                                               ------              ------
Total from Investment Operations                                 2.25                2.90
                                                               ------              ------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                            (0.94)                 --
                                                               ------              ------
Net Asset Value per Share, End of Period                       $17.91              $16.60
                                                               ======              ======
Total Return                                                    13.58%              21.17% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $  317              $   86
Ratio of Net Expenses to Average Net Assets                      1.40% (3)           1.46% (2) (3)
Ratio of Net Investment (Loss) to Average Net Assets            (0.86)%             (0.74)% (2)
Portfolio Turnover Rate                                        113.62%              78.02% (1)

                  (1)   FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF
                        ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT
                        INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO
                        THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN,
                        TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF
                        AVERAGE NET ASSETS, WOULD HAVE BEEN 13.96% FOR THE YEAR
                        ENDED OCTOBER 31, 2000 AND 392.27% FOR THE PERIOD MARCH 1,
                        1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES)
                        THROUGH OCTOBER 31, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

                                                                                     JUNE 3, 1998
                                                                YEAR ENDED          (COMMENCEMENT
                                                               OCTOBER 31,          OF OPERATIONS)
                                                           --------------------        THROUGH
                                                             2000        1999      OCTOBER 31, 1998
                                                           --------    --------    ----------------
Net Asset Value per Share, Beginning of Period             $  11.82    $ 10.12          $10.00
                                                           --------    -------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                                          0.10       0.09            0.04
Net Realized and Unrealized Gain on Investments                2.31       1.66            0.08
                                                           --------    -------          ------
Total from Investment Operations                               2.41       1.75            0.12
                                                           --------    -------          ------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                      (0.11)     (0.05)             --
                                                           --------    -------          ------
Net Asset Value per Share, End of Period                   $  14.12    $ 11.82          $10.12
                                                           ========    =======          ======
Total Return                                                  20.46%     17.30%           1.20% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                   $134,388    $66,234          $7,505
Ratio of Expenses to Average Net Assets                        0.79%      0.85%           0.55% (2)(3)
Ratio of Net Investment Income to Average Net Assets           0.75%      0.79%           1.04% (2)
Portfolio Turnover Rate                                      108.54%    142.36%          83.84% (1)

                  (1)   FOR THE PERIOD JUNE 3, 1998 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S
                        OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO
                        THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN,
                        TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF
                        AVERAGE NET ASSETS, WOULD HAVE BEEN 2.48% FOR THE PERIOD
                        JUNE 3, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH
                        OCTOBER 31, 1998.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------
ADVISORY CLASS
FINANCIAL HIGHLIGHTS

                                                                                MARCH 1, 1999
                                                                              (COMMENCEMENT OF
                                                             YEAR ENDED     OFFERING OF ADVISORY
                                                             OCTOBER 31,    CLASS SHARES) THROUGH
                                                                2000          OCTOBER 31, 1999
                                                             -----------    ---------------------
Net Asset Value per Share, Beginning of Period                 $11.79              $11.07
                                                               ------              ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                                            0.02                0.06
Net Realized and Unrealized Gain on Investments                  2.34                0.66
                                                               ------              ------
Total from Investment Operations                                 2.36                0.72
                                                               ------              ------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                        (0.05)                 --
                                                               ------              ------
Net Asset Value per Share, End of Period                       $14.10              $11.79
                                                               ======              ======
Total Return                                                    20.04%               6.51% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $3,829              $   58
Ratio of Net Expenses to Average Net Assets                      1.28% (3)           1.46% (2)(3)
Ratio of Net Investment Income to Average Net Assets             0.13%               0.71% (2)
Portfolio Turnover Rate                                        108.54%             142.36% (1)

                  (1)   FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF
                        ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT
                        INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO
                        THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN,
                        TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF
                        AVERAGE NET ASSETS, WOULD HAVE BEEN 5.05% FOR THE YEAR ENDED
                        OCTOBER 31, 2000 AND 163.61% FOR THE PERIOD MARCH 1, 1999
                        (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH
                        OCTOBER 31, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT EQUITIES FUND
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

                                                              YEAR ENDED OCTOBER 31,
                                             --------------------------------------------------------
                                               2000        1999        1998        1997        1996
                                             --------    --------    --------    --------    --------
Net Asset Value per Share, Beginning of
  Year                                       $  20.69    $  16.89    $  19.29    $  15.93    $  13.69
                                             --------    --------    --------    --------    --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                    (0.08)      (0.07)      (0.02)       0.01        0.11
Net Realized and Unrealized Gain on
  Investments                                    5.99        6.32        3.38        3.57        2.18
                                             --------    --------    --------    --------    --------
Total from Investment Operations                 5.91        6.25        3.36        3.58        2.29
                                             --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income           --          --          --       (0.02)      (0.05)
Distributions from Net Realized Gain            (0.92)      (2.45)      (5.76)      (0.20)         --
                                             --------    --------    --------    --------    --------
Total Distributions                             (0.92)      (2.45)      (5.76)      (0.22)      (0.05)
                                             --------    --------    --------    --------    --------
Net Asset Value per Share, End of Year       $  25.68    $  20.69    $  16.89    $  19.29    $  15.93
                                             ========    ========    ========    ========    ========
Total Return                                    29.38%      42.12%      23.83%      22.68%      16.79%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)       $607,897    $288,546    $184,865    $156,113    $231,302
Ratio of Net Expenses to Average Net
  Assets                                         0.85%(1)     0.88%      0.86%       0.83%       0.82%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                            (0.31)%     (0.39)%     (0.14)%      0.08%       0.18%
Portfolio Turnover Rate                         52.37%      48.29%     103.51%      39.22%      39.58%

                  (1)   THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF
                        THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE
                        FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL
                        ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE
                        NET ASSETS, WOULD HAVE BEEN 0.86% FOR THE YEAR ENDED
                        OCTOBER 31, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------
ADVISORY CLASS
FINANCIAL HIGHLIGHTS

                                                                                MARCH 1, 1999
                                                                              (COMMENCEMENT OF
                                                             YEAR ENDED     OFFERING OF ADVISORY
                                                             OCTOBER 31,    CLASS SHARES) THROUGH
                                                                2000          OCTOBER 31, 1999
                                                             -----------    ---------------------
Net Asset Value per Share, Beginning of Period                $  20.67             $ 17.62
                                                              --------             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                                            (0.16)              (0.07)
Net Realized and Unrealized Gain on Investments                   5.97                3.12
                                                              --------             -------
Total from Investment Operations                                  5.81                3.05
                                                              --------             -------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                             (0.92)                 --
                                                              --------             -------
Net Asset Value per Share, End of Period                      $  25.56             $ 20.67
                                                              ========             =======
Total Return                                                     28.92%              17.31% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                      $156,804             $19,111
Ratio of Expenses to Average Net Assets                           1.17%               1.46% (2)(3)
Ratio of Net Investment (Loss) to Average Net Assets             (0.64)%             (0.53)% (2)
Portfolio Turnover Rate                                          52.37%              48.29% (1)

                  (1)   FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF
                        ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT
                        INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF
                        THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE
                        FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL
                        ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE
                        NET ASSETS, WOULD HAVE BEEN 2.66% FOR THE PERIOD MARCH 1,
                        1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES)
                        THROUGH OCTOBER 31, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

                                                              YEAR ENDED OCTOBER 31,
                                             --------------------------------------------------------
                                               2000        1999        1998        1997        1996
                                             --------    --------    --------    --------    --------
Net Asset Value per Share, Beginning of
  Year                                       $  30.81    $  16.48    $  18.74    $  17.17    $  13.53
                                             --------    --------    --------    --------    --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                           (0.32)      (0.22)      (0.18)      (0.15)      (0.13)
Net Realized and Unrealized Gain (Loss)
  on Investments                                 9.29       14.82       (0.90)       1.91        4.08
                                             --------    --------    --------    --------    --------
Total from Investment Operations                 8.97       14.60       (1.08)       1.76        3.95
                                             --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income           --          --          --          --       (0.01)
Distributions from Net Realized Gain            (2.07)      (0.27)      (1.18)      (0.19)      (0.30)
                                             --------    --------    --------    --------    --------
Total Distributions                             (2.07)      (0.27)      (1.18)      (0.19)      (0.31)
                                             --------    --------    --------    --------    --------
Net Asset Value per Share, End of Year       $  37.71    $  30.81    $  16.48    $  18.74    $  17.17
                                             ========    ========    ========    ========    ========
Total Return                                    28.91%      89.63%      (5.98)%     10.38%      29.73%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)       $375,377    $240,792    $116,050    $144,756    $132,444
Ratio of Expenses to Average Net Assets          1.12%       1.14%       1.13%       1.14%       1.14%
Ratio of Net Investment (Loss) to Average
  Net Assets                                    (0.74)%     (0.94)%     (0.95)%     (0.89)%     (0.76)%
Portfolio Turnover Rate                         50.94%      74.52%      63.67%      60.52%      45.43%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------
ADVISORY CLASS
FINANCIAL HIGHLIGHTS

                                                                                MARCH 1, 1999
                                                                              (COMMENCEMENT OF
                                                             YEAR ENDED     OFFERING OF ADVISORY
                                                             OCTOBER 31,    CLASS SHARES) THROUGH
                                                                2000          OCTOBER 31, 1999
                                                             -----------    ---------------------
Net Asset Value per Share, Beginning of Period                 $ 30.74             $20.62
                                                               -------             ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                                            (0.43)             (0.20)
Net Realized and Unrealized Gain on Investments                   9.30              10.32
                                                               -------             ------
Total from Investment Operations                                  8.87              10.12
                                                               -------             ------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                             (2.07)                --
                                                               -------             ------
Net Asset Value per Share, End of Period                       $ 37.54             $30.74
                                                               =======             ======
Total Return                                                     28.56%             49.08% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $92,621             $  671
Ratio of Net Expenses to Average Net Assets                       1.42%(3)           1.53% (2) (3)
Ratio of Net Investment (Loss) to Average Net Assets             (1.02)%            (1.15)% (2)
Portfolio Turnover Rate                                          50.94%             74.52% (1)

                  (1)   FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF
                        ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT
                        INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO
                        THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN,
                        TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF
                        AVERAGE NET ASSETS, WOULD HAVE BEEN 1.44% FOR THE YEAR ENDED
                        OCTOBER 31, 2000 AND 35.14% FOR THE PERIOD MARCH 1, 1999
                        (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH
                        OCTOBER 31, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                  JUNE 14, 2000
                                                                  (COMMENCEMENT
                                                                 OF OPERATIONS)
                                                                     THROUGH
                                                                OCTOBER 31, 2000
                                                                -----------------
Net Asset Value per Share, Beginning of Period                       $10.00
                                                                     ------
INCOME FROM INVESTMENT OPERATIONS:
Net Realized and Unrealized Gain on Investments                        0.97
                                                                     ------
Total from Investment Operations                                       0.97
                                                                     ------
Net Asset Value per Share, End of Period                             $10.97
                                                                     ======
Total Return                                                           9.70% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                             $1,078
Ratio of Expenses to Average Net Assets                                1.55% (2)(3)
Ratio of Net Investment Income to Average Net Assets                      -% (2)(4)
Portfolio Turnover Rate                                               32.18% (1)

                  (1)   FOR THE PERIOD JUNE 14, 2000 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 31, 2000 AND NOT INDICATIVE OF A FULL YEAR'S
                        OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO
                        THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN,
                        TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF
                        AVERAGE NET ASSETS, WOULD HAVE BEEN 7.52% FOR THE PERIOD
                        JUNE 14, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH
                        OCTOBER 31, 2000.
                  (4)   RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS IS LESS
                        THAN 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO VALUE OPPORTUNITIES FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                   NOVEMBER 3, 1997
                                                                YEAR ENDED          (COMMENCEMENT
                                                               OCTOBER 31,          OF OPERATIONS)
                                                           --------------------        THROUGH
                                                             2000        1999      OCTOBER 31, 1998
                                                           --------    --------    ----------------
Net Asset Value per Share, Beginning of Period             $ 11.23     $  9.24         $ 10.00
                                                           -------     -------         -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                                  0.05       (0.01)             --
Net Realized and Unrealized Gain (Loss) on
  Investments                                                 4.80        2.00           (0.75)
                                                           -------     -------         -------
Total from Investment Operations                              4.85        1.99           (0.75)
                                                           -------     -------         -------
LESS DISTRIBUTIONS:
Distributions in Excess of Net Investment Income                --          --           (0.01)
Distributions from Net Realized Gain                         (1.21)         --              --
                                                           -------     -------         -------
Total Distributions                                          (1.21)         --           (0.01)
                                                           -------     -------         -------
Net Asset Value per Share, End of Period                   $ 14.87     $ 11.23         $  9.24
                                                           =======     =======         =======
Total Return                                                 47.19%      21.54%          (7.49)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                   $58,644     $30,238         $28,634
Ratio of Expenses to Average Net Assets                       1.15%       1.18%           1.16% (2)
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                          0.41%      (0.10)%          0.05% (2)
Portfolio Turnover Rate                                     137.41%     140.07%          97.30% (1)

                  (1)   FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S
                        OPERATING RESULTS.
                  (2)   ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of TCW Galileo Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Convertible Securities Fund, TCW Galileo Earnings Momentum Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Select Equities Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo Small Cap Value Fund, and TCW Galileo Value Opportunities Fund (the "TCW Galileo U.S. Equities Funds") (nine of twenty-one funds comprising TCW Galileo Funds, Inc.) as of October 31, 2000 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods ended October 31, 2000 and 1999, and the financial highlights for each of the respective periods in the periods ended October 31, 2000. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodians and brokers. Where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective TCW Galileo U.S. Equities Funds as of October 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

December 20, 2000
Los Angeles, California

                                                                          [ICON]

--------------------------------------------------------------------------------

TAX INFORMATION NOTICE (UNAUDITED)

On account of the year ended October 31, 2000, the following funds paid capital gain distributions within the meaning of Section 852(b)(3)(c) of the Internal Revenue Code. The Funds also designate as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

                                                    AMOUNTS PER
FUND                                                   SHARE
----                                                -----------
TCW Galileo Aggressive Growth Equities Fund           $ 1.27
TCW Galileo Convertible Securities Fund                 2.23
TCW Galileo Earnings Momentum Fund                     30.74
TCW Galileo Large Cap Growth Fund                       1.68
TCW Galileo Select Equities Fund                        1.66
TCW Galileo Small Cap Growth Fund                       0.83
TCW Galileo Small Cap Value Fund                        0.23
TCW Galileo Value Opportunities Fund                    1.39

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For income tax preparation purposes, please refer to the calendar year end information you will receive from the Funds' transfer agent in January 2001.

TCW GALILEO FUNDS
OCTOBER 31, 2000


SHAREHOLDER INFORMATION


DIRECTORS AND OFFICERS

Marc I. Stern
Director and Chairman of the Board

Alvin R. Albe, Jr.
Director and President

John C. Argue
Director

Norman Barker, Jr.
Director

Richard W. Call
Director

Matthew K. Fong
Director

Thomas E. Larkin, Jr.
Director

Charles W. Baldiswieier
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

Jeffrey V. Peterson
Senior Vice President

Robert S. Sant
Senior Vice President

Philip K. Holl
Secretary

Hilary G. D. Lord
Assistant Secretary

Peter C. DiBora
Treasurer


INVESTMENT ADVISOR

TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
(213) 244-0000

CUSTODIAN & ADMINISTRATOR

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT

PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR

TCW Brokerage Services
865 South Figueroa Street
Los Angeles, California 90017

INDEPENDENT AUDITORS

Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071


                                                                  USEQAR103100